SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (NO. 2-39334)

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 71

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 56

MML SERIES INVESTMENT FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

1295 State Street, Springfield, Massachusetts 01111

(413) 788-8411

Name and Address of Agent for Service

Andrew M. Goldberg, Esq.

Vice President, Secretary and Chief Legal Officer

MML Series Investment Fund

1295 State Street

Springfield, Massachusetts 01111

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110

It is proposed that this filing become effective February 25, 2009, pursuant to paragraph (b) of Rule 485.

TO THE SECURITIES AND EXCHANGE COMMISSION:

Registrant submits this Post-Effective Amendment No. 71 to its Registration Statement No. 2-39334 under the Securities Act of 1933 and this Amendment No. 56 to its Registration Statement No. 811-02224 under the Investment Company Act of 1940. This Post-Effective Amendment relates only to the MML Small Company Value Fund. No other information relating to any other series of Registrant is amended or superceded hereby.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Fund.

•	MML Small Company Value Fund
seeks long-term capital appreciation.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

February 25, 2009

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Summary Information

MML Series Investment Fund (the “Trust”) provides a broad range of investment choices across the risk/return spectrum. This prospectus covers MML Small Company Value Fund (the “Fund”). The summary pages that follow describe the Fund’s:

•	Investment objective.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Fund begins on page 6.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that the Fund’s investment objective will be achieved, and you can lose money by investing in the Fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

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MML Small Company Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other equity securities, such as warrants and rights. Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the Russell 2000® Index – as of January 31, 2009, between $3.64 million and $3.46 billion. The range of capitalizations of companies included in the Index will fluctuate as market prices increase or decrease. T. Rowe Price Associates, Inc. (“T. Rowe Price”), the Fund’s Sub-Adviser, will not automatically sell the stock of a company it already owns just because the company’s market capitalization grows or falls outside the range of companies in the Index. The Fund may, on occasion, purchase companies with a market capitalization above the range. While most assets will be invested in U.S. common stocks, other securities may also be purchased such as foreign stocks, futures and options, in keeping with the Fund’s objective. The Fund may invest up to 20% of its total assets in foreign securities.

Reflecting a value approach to investing, T. Rowe Price seeks to purchase the stocks of companies the current stock prices of which do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. Utilizing fundamental research, T. Rowe Price seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, T. Rowe Price generally looks for some of the following:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historical norm;

•	low stock price relative to a company’s underlying asset values;

•	above-average dividend yield relative to a company’s peers or its own historical norm;

•	a plan to improve the business through restructuring; and

•	a sound balance sheet and other positive financial characteristics.

In pursuing the Fund’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Over-the-Counter Risk, Leveraging Risk and Convertible Securities Risk.

These Risks are described beginning on page 6.

Annual Performance(1)

The Fund began operations February 25, 2009, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

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Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that my be incurred under a variable life insurance or variable annuity contract.

	Class II		Service Class I
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fee	0.85%		0.85%
Distribution and Service (Rule 12b-1) Fees(1)	None		0.25%
Other Expenses(2)(3)	1.05%		1.05%
Total Annual Fund Operating Expenses	1.90%		2.15%

Less Expense Reimbursement	(.75%	)	(.75%	)
Net Fund Expenses(4)	1.15%		1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class II shares	$117	$511
Service Class I shares	$143	$587

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(2)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through May 2, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.15% and 1.40% for Class II and Service Class I, respectively. The Net Fund expenses shown in the above table may exceed these amounts, because Acquired Fund fees and expenses are excluded from the cap. The agreement cannot be terminated unilaterally by MassMutual.

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Summary of Principal Risks

The value of your investment in the Fund changes with the values of the investments in the Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on the Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. The Fund could be subject to additional risks. Although the Fund strives to reach its stated goals, it cannot offer guaranteed results. You have the potential to make money in the Fund, but you can also lose money.

•

Market Risk.  Market risk is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities (including convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Because the Fund maintains substantial exposure to equities and does not attempt to time the market, it faces the possibility that stock market prices in general will decline over short or even extended periods, subjecting the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•

Credit Risk.  This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings.

•

Management Risk.  Management risk is the chance that poor security selection will cause the Fund to underperform relative to other funds with similar investment objectives. The Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Sub-Adviser may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. The Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of the Fund. The performance of an investment in certain types of securities may depend more on the Sub-Adviser’s analysis than would be the case for other types of securities.

•

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell. The ability of the Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, the Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations.” Those sections also include more information about the Fund, its investments and the related risks.

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to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

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Derivative Risk.  The Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance the Fund’s performance, it may instead reduce returns and increase volatility.

•

Foreign Investment Risk.  Because the Fund invests in foreign securities it may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose

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economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

The Fund may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

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Currency Risk.  The Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. The Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. The Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•

Smaller and Mid-Cap Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, the Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•

Value Company Risk.  The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and funds that invest in these stocks may experience difficulty in purchasing or selling these securities at a fair price.

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Leveraging Risk.  When the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. The Fund’s use of derivatives may also create investment leverage in its portfolio. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into equity

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securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. The Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

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About the Investment Adviser and Sub-Adviser

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Fund’s investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2008, MassMutual, together with its subsidiaries, had assets under management of approximately $363 billion.

MassMutual will be paid an investment management fee of 0.85% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees approving any investment advisory contract of the Fund will be available in the Fund’s semi-annual report to shareholders dated June 30, 2009.

The Fund also pays MassMutual an administrative and shareholder services fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee for each share class of the Fund is 0.25%.

MassMutual contracts with the following Sub-Adviser to help manage the Fund:

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MML Small Company Value Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2008, T. Rowe Price had approximately $276.3 billion in assets under management.

Preston G. Athey

is the portfolio manager for the MML Small Company Value Fund. Mr. Athey, investment advisory committee chairman, has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund’s investment program. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. Mr. Athey has been managing investments since 1982.

The Trust’s Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

MassMutual has received exemptive relief from the Securities and Exchange Commission (“SEC”) to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a sub-adviser in a quick, efficient and cost effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of the Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to the Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Shares – Multiple Class Information

The Fund offers two classes of shares: Class II and Service Class I shares. Class II and Service Class I shares are available in connection with variable annuity contracts issued by registered separate accounts owned by MassMutual or its life insurance affiliates, certain variable life insurance policies issued by registered separate accounts owned by MassMutual or its life insurance affiliates, and in connection with certain privately offered separate investment accounts owned by MassMutual or its life insurance affiliates.

The different Classes have different fees and expenses resulting from their separate arrangements for administrative, shareholder and distribution services but that are not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact your registered representative.

Except as described below, all Classes of shares of the Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class that has adopted a Rule 12b-1 plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 plan; and (e) each Class will have different exchange privileges.

Each Class of the Fund’s shares invests in the same portfolio of securities. Because the Classes will have different expenses, they will likely have different share prices.

Distribution and Service (Rule 12b-1) Fees

Service Class I shares are sold at net asset value per share without an initial sales charge. Therefore, 100% of the investor’s money is invested in the Fund. The Fund has adopted a Rule 12b-1 Plan for Service Class I shares of the Fund. Under the Plan, the Fund is permitted to pay distribution and service fees at the annual rate not to exceed 0.35%, in the aggregate, of the Fund’s average daily net assets attributable to Service Class I shares. However, the Fund will initially pay distribution and service fees at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Service Class I shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Service Class I shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Service Class I shareholders and/or maintaining Service Class I shareholder accounts and for related expenses.

Initially, all payments under the Plan will be made by the Fund to MML Distributors, LLC (the “Distributor”), which will, in turn, pay out all of the amounts it receives. The Distributor will pay substantially all of the amounts it receives to MassMutual, which will be used to pay continuing compensation for services provided by MassMutual agents and third party firms. The remaining portion will be paid to MassMutual as compensation for its promotional services in respect of the Fund, and to reimburse MassMutual for expenses incurred by it in connection with promoting the Fund. It is expected that all payments under the Plan will be made to MassMutual, which will disburse or retain amounts from those payments solely at the instruction of the Distributor.

Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in Service Class I shares and may cost you more than other types of sales charges.

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Investing In The Fund

Buying and Redeeming Shares

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Fund are not offered to the general public.

The shares of the Fund are sold at its net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Fund determines its NAV at the market close (usually 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is received in good form by the Fund or MassMutual. The Fund will suspend selling its shares during any period when the determination of NAV is suspended. The Fund can reject any purchase order (generally within one business day) and can suspend purchases if it is in its best interest.

Certain foreign markets may be open on days when the Fund does not accept orders or price its shares. As a result, the NAV of the Fund’s shares may change on days when you will not be able to buy or sell shares.

The Fund redeems its shares at its next NAV computed after your redemption request is received and accepted by the Fund or MassMutual. You will usually receive payment for your shares within seven days after your written redemption request is received in good form. The Fund can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Fund determines that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Limits on Frequent Trading and Market-Timing Activity

The Fund is not designed to serve as a vehicle for frequent trading or market timing trading activity. The Fund considers these activities to be abusive trading practices that can disrupt the management of the Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all of the Fund’s shareholders, including long-term shareholders who do not engage in these activities. Funds investing in foreign securities, small capitalization securities and below investment grade securities (also known as “junk bonds”), may be particularly susceptible to frequent trading and market timing activities and their resulting disruptions due to the difficulty of pricing such securities.

The Fund’s shareholders are separate investment accounts of variable life insurance and variable annuity contracts sponsored by MassMutual and certain of its affiliates. In the case of the Fund, the separate accounts aggregate the purchase and sale information of individual contract holders and provide the information to the Fund on a net basis. Accordingly, it is difficult or impossible for the Fund to determine if a particular contract holder is engaging in frequent trading or market timing activities, and the Fund does not impose specific restrictions on trading of Fund shares in order to deter such activities.

Instead, as a result of these limitations, the Fund relies on the capabilities, policies and procedures of MassMutual to discourage frequent trading and market timing trading activity, and not to accommodate frequent purchases and sales of shares within the Fund or transfers of shares between the Fund and other funds. MassMutual has adopted policies and procedures to help identify those individuals or entities that may be engaging in frequent trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent frequent trading and the market timing of the Fund among the subaccounts

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of the separate accounts, there can be no assurance that MassMutual will be able to identify all those who trade frequently or employ a market timing strategy, and curtail their trading in every instance.

If MassMutual determines that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, MassMutual will not allow the contract owner to submit transfer requests by overnight mail, facsimile transmissions, telephone, internet, or any other type of electronic medium. Additionally, MassMutual may reject any single trade that MassMutual determines to be abusive or harmful to the Fund. It is possible that activity that MassMutual determines is not frequent trading or market timing may nonetheless adversely affect long-term shareholders of the Fund.

MassMutual, in the future, may take various restrictive actions designed to prevent the employment of a frequent trading or market timing strategy, including not accepting transfer instructions from a contract owner or other person authorized to conduct a transfer; limiting the number of transfer requests that can be made during a contract year; and requiring the value transferred into the Fund to remain in the Fund for a particular period of time before it can be transferred out of the Fund. MassMutual will apply any restrictive action it takes uniformly to all contract owners it believes are employing a frequent trading or market timing strategy. As noted above, however, these restrictive actions may not be effective in deterring frequent trading or market timing activity. For more information on restrictions specific to your variable annuity and/or variable life insurance contracts, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus.

Determining Net Asset Value

The Fund generally values portfolio securities based on market value. For example, equity securities and long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Fund’s Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Valuation methods approved by the Fund’s Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Fund’s valuation methods are more fully described in the Statement of Additional Information.

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Taxation and Distributions

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Assuming the Fund so qualifies, the Fund will not be subject to federal income tax on any net income or any capital gains that are distributed or deemed to have been distributed to shareholders.

Distributions, if any, are declared and paid annually by the Fund. Distributions may be taken either in cash or in additional shares of the Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Generally, owners of variable life insurance and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the Fund in which these accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

The Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. Please refer to the prospectuses of the separate accounts with interests in the Fund for a discussion of the tax consequences of variable annuity and variable life insurance contracts.

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Investment Performance

From time to time, the Fund may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of the Fund.

Yields and total returns shown for the Fund are net of the Fund’s operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

The yield for the Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Fund may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, the Fund may engage in the investment practices and techniques described below to the extent consistent with the Fund’s investment objective and fundamental investment restrictions. The Fund will not necessarily utilize all or any of these practices and techniques at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

The Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which the Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which the Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. As to repurchase agreements, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. As to reverse repurchase agreements, if the buyer files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Additional information about repurchase agreements and reverse repurchase agreements and related risks can be found in the Statement of Additional Information.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Fund’s custodian to be in good standing. In addition, the Fund must recover any loaned securities in order to vote on matters affecting such securities.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by the Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by the Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by the Fund are for the account and risk of the Fund.

Hedging Instruments and Derivatives

The Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The Fund may normally use derivatives:

•	to protect against possible declines in the market value of the Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

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•	to protect the Fund’s unrealized gains or limit its unrealized losses;

•	to manage the Fund’s exposure to changing securities prices; and

•	to generate additional investment returns.

The Fund may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in the Fund’s portfolio. The Fund does not currently intend to use derivatives for purposes which the Fund’s investment adviser or sub-adviser would consider speculative.

(1)	Forward Contracts – The Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While the Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Fund may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit the Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by the Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase the Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

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The Fund may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Fund may also enter into futures contracts, including stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect the Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. The Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Fund’s Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by the Fund for hedging purposes, there are risks. For example, the Fund’s Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When the Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

The Fund’s Sub-Adviser may use trading as a means of managing the Fund’s portfolio in seeking to achieve its investment objective. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in the Fund can result in additional brokerage commissions to be paid by the Fund and can reduce the Fund’s return.

Cash Positions/Temporary Defensive Positions

The Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption

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payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, the Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause the Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, the Fund will comply with its 80% investment requirement. However, the Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

The Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. These risks can cause the Fund to lose money on its investment.

Investment in Other Investment Companies

The Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Fund does not intend to invest in other investment companies unless the Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

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Mortgage-Backed Securities and CMOs

The Fund may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Fund) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of the Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. The Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. The Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

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The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, the Fund may engage in dollar roll transactions. A dollar roll transaction involves a sale by the Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Fund may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Fund may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. The Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Fund does not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Policies

Except for policies identified as “fundamental” in this Prospectus or the Statement of Additional Information, the Trustees may change the investment objective and policies of the Fund without shareholder approval. Any such changes may result in the Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. The Fund will notify you of any changes in its investment objective or policies through a revised prospectus or other written communication.

The Fund will provide shareholders with 60 days prior notice of any change in the Fund’s 80% “name test” policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

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MML SERIES INVESTMENT FUND

1295 State Street

Springfield, Massachusetts 01111-0001

Learning More About the Fund

You can learn more about the Fund by reading the Fund’s Annual and Semiannual Reports, when they become available, and the Statement of Additional Information (SAI). You may obtain free copies of this information from the Fund or from the SEC using one or more of the methods set forth below. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report and a listing of the Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Fund and will provide you with more detail regarding the organization and operation of the Fund, including its investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Fund (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com.

From the SEC:  You may review and copy information about the Fund (including the Annual/Semiannual Reports and the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Fund from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Fund from the SEC, you may find it useful to reference the Fund’s SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

STATEMENT OF ADDITIONAL INFORMATION

THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MML SERIES INVESTMENT FUND (“MML TRUST”) DATED FEBRUARY 25, 2009, AS AMENDED FROM TIME TO TIME (THE “PROSPECTUS”). TO OBTAIN A PROSPECTUS, CALL TOLL-FREE 1-888-309-3539, OR WRITE MML TRUST AT THE ABOVE ADDRESS.

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE FOLLOWING FUND:

•	MML SMALL COMPANY VALUE FUND

DATED FEBRUARY 25, 2009

I. GENERAL INFORMATION

MML Series Investment Fund (“MML Trust”) is an open-end management investment company having separate investment portfolios. This Statement of Additional Information provides information regarding the following diversified investment portfolio: MML Small Company Value Fund (“MML Small Company Value”) of MML Trust.

MML Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time (the “Declaration of Trust”). MML Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual” or the “Adviser”) for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and its life insurance company subsidiaries, including MML Bay State Life Insurance Company and C.M. Life Insurance Company. Shares of the Fund are offered solely to separate investment accounts established by MassMutual and its life insurance company subsidiaries.

MassMutual is responsible for providing all investment advisory, management, and administrative services needed by the Fund pursuant to an investment management agreement. MassMutual has entered into an investment sub-advisory agreement pursuant to which T. Rowe Price Associates, Inc. (“T. Rowe Price”) manages the investment of the assets of MML Small Company Value. MassMutual and T. Rowe Price are registered with the Securities and Exchange Commission (the “SEC”) as investment advisers.

II. INVESTMENT PRACTICES OF THE FUND AND RELATED RISKS

The Fund has a distinct investment objective that it pursues through its investment policies. The following information supplements and should be read in conjunction with the discussion of the Fund’s investment objectives, techniques and policies described in the Prospectus. The fundamental investment objectives and investment restrictions of the Fund (as described in the Prospectus and below) may not be changed without a vote of a majority of the Fund’s outstanding shares. A “majority of the outstanding shares” of the Fund means the lesser of (1) 67% of the Fund’s outstanding shares present at a meeting of the shareholders if more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund’s outstanding shares. All other investment policies and techniques of the Fund may be changed by the Board of Trustees of MML Trust without a vote of shareholders. For example, such other policies and techniques include investment in new types of debt instruments which may be devised in the future, or which are presently in disuse but may become more prominent in the future, and minor changes in investment policies which may be made in response to changes in regulatory requirements which are reflected in the present policies of the Fund. There is no assurance that the investment objective of the Fund will be realized. The success of the objective depends to a great extent upon the Adviser’s or the sub-adviser’s ability to assess changes in business and economic conditions.

In managing its portfolio of investments, the Fund may purchase various securities, investment related instruments and make use of various investment techniques, including those described below, to the extent consistent with the Fund’s investment objective and fundamental investment restrictions. The Fund will not necessarily utilize all or any of these practices and techniques at any one time. Investment policies and restrictions described below are non-fundamental and may be changed by the Trustees without shareholder approval, unless otherwise noted. For a description of ratings of corporate debt securities and money market instruments in which the Fund may invest, reference should be made to the Appendix.

Cash and Short-Term Debt Securities

Money Market Instruments Generally. The Fund may invest in money market securities, including money market funds. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. Some money market securities in which the Fund may invest are described below.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, banker’s acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit (“CD’s”) are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

The Fund may invest in certificates of deposit and bankers’ acceptances of U.S. banks and savings and loan associations, London branches of U.S. banks and U.S. branches of foreign banks. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial recordkeeping standards as, domestic banks.

Cash, Short-Term Instruments and Temporary Investments. The Fund may hold cash or cash equivalents or invest in high quality money market instruments on an ongoing basis, among other reasons, to provide for expenses, to provide liquidity when there is an unexpected level of shareholder purchases or redemptions and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In addition, in adverse market conditions, the Fund may invest in these short term instruments for temporary, defensive purposes. The instruments in which the Fund may invest include, without limitation: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) CDs, bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year; (iv) repurchase agreements; and (v) short-term obligations of foreign banks (including U.S. branches).

Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes) consisting of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and, other than asset-backed commercial paper, usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The sub-adviser monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stocks may be purchased where the issuer has omitted, or is in the danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation.

Concentration Policy

For purposes of the Fund’s concentration limitation as disclosed in this SAI, the Fund applies such policy to direct investments in the securities of issuers in a particular industry, as determined by the Fund’s sub-adviser. The Fund’s sub-adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by the sub-adviser does not assign a classification or the sub-adviser, in consultation with the Fund’s Chief Compliance Officer, determines that another industry or sector classification is more appropriate.

Convertible Securities

The Fund may invest in debt or preferred equity securities convertible into, or exchangeable for, common stock at a stated price or rate. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

Derivatives

The use of swaps, options, futures contracts, and other derivatives involves risk. Thus, while the Fund may benefit from the use of derivatives, including options, futures, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect the Fund’s performance.

Even if the Fund has the ability to engage in derivatives transactions, the Fund has no obligation to enter into derivatives transactions at any time or under any circumstances. In addition, nothing in this SAI is intended to limit in any way any purpose for which the Fund may enter into any type of derivatives transaction; the Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

The Fund’s ability to engage in derivatives transactions is limited by the requirements for qualifying as a regulated investment company under the Internal Revenue Code of 1986 and the regulations thereunder (the “Code”).

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, the Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used.

In addition, the Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, the Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Options and Futures Strategies

Options on Securities and Indices. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or units of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security generally has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is generally required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Purchasing Options on Securities and Indices. Among other reasons, the Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by the Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

Among other reasons, the Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by the Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices. Because the Fund receives a premium for writing a put or call option, the Fund may seek to increase its return by writing call or put options on securities or indices. The premium the Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium the Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

The Fund may write a call option on a security or other instrument held by the Fund. In such a case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, the Fund may write a call option on securities in which it may invest but that are not currently held by the Fund. During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase the Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

The Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options. The Fund may also invest in over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American style, it may be exercised on any day up to its expiration date. In contrast, a European style option may be exercised only on its expiration date.

In addition, a holder of an option may realize a gain or loss on the option by effecting an offsetting closing transaction. In the case of exchange-traded options, the Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. The Fund would realize a gain from a closing sale transaction if the premium received from the sale of the option is more than the premium paid to purchase the option (plus transaction costs). The Fund would realize a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, if the Fund has written an option it may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. The Fund realizes a gain from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is less than the premium received from writing the option. The Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

Risk Factors in Options Transactions. There are various risks associated with transactions in exchange-traded and OTC options. The values of options written by the Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

The Fund’s ability to use options as part of its investment programs depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it may not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. As the writer of a call option on a security it does not own, the Fund will realize a loss on the option if the price of the security increases above the strike price of the option. Similarly, as the writer of a call option on a securities index, the Fund will realize a loss on the option if the value of the index increases above the level on which the strike price is set.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, the Fund might not be able to effect an offsetting closing transaction for a particular option as described above. In addition, the hours of trading for options on an exchange may not conform to the hours during which the securities held by the Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, an investment adviser, and other clients of the investment adviser may constitute such a group. These limits restrict the Fund’s ability to purchase or sell particular options.

An OTC option is also generally subject to the risks described above under “ Risk Factors in Swap Contracts and Other Two-Party Contracts.”

Futures Contracts and Related Options

A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade—known as “contract markets”—approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a “closing transaction”). If the Fund is unable to enter into a closing transaction, the amount of the Fund’s potential loss may be unlimited.

No price is paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a contract, the Fund is required to deposit with the broker an amount of liquid assets, to serve as “initial margin.”

Initial margin is similar to a performance bond or good faith deposit which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Options on futures contracts. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. Successful use of futures contracts and related options by the Fund is subject to the investment adviser’s ability to predict movements in various factors affecting financial markets. The use of futures and related options strategies involves the risk of imperfect correlation among movements in the prices of the securities, index, or commodity underlying the futures and options purchased and sold by the Fund and in the prices of the options and futures contracts themselves. Also, in a case where the Fund uses futures and related options for hedging purposes, there is the risk that movements in the prices of the futures and options will not correlate closely with movements in the prices of the securities that are the subject of the hedge. The prices of futures and related options may not correlate perfectly with movements in the underlying securities, index, or commodity due to certain market distortions for a number of reasons. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities, index, or commodity and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the underlying securities, index, or commodity and movements in the prices of futures and related option, even a correct forecast of general market trends by the investment adviser may still not result in a profitable position over a short time period.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the Fund, the Fund may seek to close out such a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option.

As noted above, if the Fund purchases or sells a futures contract it is only required to deposit margin as required by relevant CFTC regulations and the rules of the relevant contract market. Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the Fund is subject to the investment adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund’s securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund’s tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the Fund of index futures. For example, successful use of index futures by the Fund may be subject to the investment adviser’s ability to predict movements in the direction of the market. For example, it is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund’s portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

Options on index futures are similar to options on other financial futures contracts, giving the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges. Options on securities and indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, the Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, the Fund also is subject to the risk that the parties may interpret contractual terms (for example, the definition of default) differently. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Foreign Securities” in this SAI).

Forward Contracts

The Fund may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time of delivery the securities may be worth more or less than the purchase or sale price. While the Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund’s sub-adviser deems it appropriate to do so. The Fund may realize short-term gains or losses upon the sale of forward contracts. If the Fund enters into a forward contract, it will establish a segregated account with its custodian consisting of cash or liquid securities, having a current market value equal to or greater than the aggregate amount of the Fund’s commitment under forward contracts (that is, the purchase price of the underlying security on the delivery date). As one of several alternatives to maintaining all or part of the segregated account, the Fund could buy call or put options to “cover” the forward contracts. The Fund will not enter into a forward contract if as a result more than 25% of the Fund’s total assets would be held in a segregated account covering such contracts.

Foreign Currency Transactions

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund. The Fund may use currency instruments for hedging, investment, or currency risk management.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce the Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive, for the duration of the contract. The effect on the value of the Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by the Fund if the value of the hedged currency increases.

A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap.

The Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, the Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period.

The Fund also may purchase or sell options on currencies. These give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using options.

Structured Notes and Hybrid Instruments

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Derivatives Limitations—The policies limiting the use of Derivatives are non-fundamental policies established by the Fund’s Board of Trustees. The policies may be changed by the Board without obtaining shareholder approval. MML Trust’s current non-fundamental policies are:

1. a Fund would not enter into a futures contract if, immediately after entering into the futures contract, more than 5% of the Fund’s total assets would be committed to initial margin deposits on such contracts;

2. a Fund will not purchase a put or call option on securities or investment related instruments if, as a result, more than 5% of its total assets would be attributable to premiums paid for such options;

3. a Fund would not write a covered call or put option if as a result more than 20% of the Fund’s total assets would be in one or more segregated accounts covering call and put options;

4. a Fund would not enter into a forward contract if as a result more than 25% of the Fund’s total assets would be in one or more segregated accounts covering forward contracts; and

5. a Fund is required at all times to maintain its assets at a level at least three times the amount of all of its borrowings (the “300% asset coverage test”). Borrowings for this purpose include obligations under any futures contract on a debt obligation.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, the Fund may engage in dollar roll transactions. A dollar roll transaction involves a sale by the Fund of a Government National Mortgage Association (“GNMA”) Certificate or other mortgage-backed securities to a financial institution, such as a bank or broker-dealer, concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. The Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the Fund may enter into a dollar roll transaction involving a security not then in the Fund’s portfolio.

The Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund’s right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

Exchange Traded Funds (ETFs)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. As a shareholder in an ETF, Fund shareholders would indirectly pay a portion of that ETF’s expenses, including its advisory, administration, brokerage, shareholder servicing and other expenses. At the same time the Fund would continue to pay its own management fees and other expenses.

Fixed Income Securities

Certain of the debt securities in which the Fund may invest may not offer as high a yield as may be achieved from lower quality instruments having less safety. If the Fund disposes of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity.

Although the Fund may invest in investment grade securities, it may also invest in debt securities that are rated below investment grade or, if unrated, are considered by the Adviser or the Fund’s sub-adviser to be of comparable quality. Lower-grade debt securities, which also are known as “junk bonds,” may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund’s share prices and the income it earns.

As discussed, a decline in prevailing levels of interest rates generally increases the value of debt securities in the Fund’s portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that the Fund invests in debt securities, interest rate fluctuations will affect its net asset value, but not the income it receives from its debt securities. In addition, if the debt securities contain call, prepayment or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and the Fund would probably be unable to replace them with securities having as great a yield.

Investment in medium- or lower-grade debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations. Furthermore, medium- and lower-grade debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Foreign Securities

The Fund is permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If the Fund’s securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the SEC. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency. The Fund may invest not more than 20% of its total assets in the securities of foreign issuers. Investments in Canadian securities are generally limited to 25% of the Fund’s net assets. Foreign securities include securities of foreign issuers represented by American Depositary Receipts (ADRs).

The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Fund intends to construe geographic terms such as “foreign,” “non-U.S.,” “European, “ “Latin American,” “Asian,” and “emerging markets” in the manner that affords to the Fund the greatest flexibility in seeking to achieve its investment objective. Specifically, in circumstances where the investment objective and/or strategy is to invest (a) exclusively in “foreign securities,” “non-U.S. securities” “European securities,” “Latin American securities,” “Asian securities,” or “emerging markets” (or similar directions) or (b) at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i) the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii) the securities are traded principally in the country or region suggested by the Relevant Language; or

(iii) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Fund intends to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of the Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, the Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii) and (iii).

ADRs are issued by a U.S. depository institution, but they represent a specified quantity of shares of a non-U.S. stock company. In addition to ADRs, the Fund may invest in sponsored or unsponsored Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) to the extent they become available. GDRs and EDRs are typically issued by foreign depositaries and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing them. The depositary of an unsponsored GDR or EDR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the GDR or EDR holders any voting rights with respect to the securities or pools of securities represented by the GDR or EDR. GDRs and EDRs also may not be denominated in the same currency as the underlying securities. Registered GDRs and EDRs are generally designed for use in U.S. securities markets, while bearer form GDRs and EDRs are generally designed for non-U.S. securities markets. The Fund will treat the underlying securities of a GDR or EDR as the investment for purposes of its investment policies and restrictions.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of the Fund are uninvested. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. Foreign securities may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in values of the portfolio securities, decrease in the level of liquidity in the Fund’s portfolio, or, if the Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets the Fund bears the risk that the securities will not be delivered and that the Fund’s payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, or may have restrictions on foreign ownership or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Fund.

Illiquid Securities

The Fund may invest not more than 15% of its net assets in “illiquid securities,” which are securities that are not readily marketable, including securities whose disposition is restricted by contract or under federal securities laws. The Fund may not be able to dispose of such securities in a timely fashion and for a fair price, which could result in losses to the Fund. In addition, illiquid securities are generally more difficult to value. Illiquid securities may include repurchase agreements with maturities greater than seven days, futures contracts and options thereon for which a liquid secondary market does not exist, time deposits maturing in more than seven calendar days and securities of new and early stage companies whose securities are not publicly traded. The Fund may also purchase securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Such securities may be determined to be liquid by the Board of Trustees, the Adviser and/or the sub-adviser, if such determination by the Adviser or sub-adviser is pursuant to Board approved guidelines. Such guidelines shall take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing fair value.

Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. The sub-adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holding to maintain adequate liquidity.

Index-Related Securities (Equity Equivalents)

The Fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor’s Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the fund’s assets across a broad range of equity securities.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the fund investing in such instruments.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid- year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Loan Participations and Assignments

The purchase of loan participations and assignments entails special risks. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Fund and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan participation will depend almost exclusively on its investment adviser’s credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Fund and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. The Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The borrower of a loan in which the Fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the Fund may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Certain loan participations or assignments acquired by the Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

Other Income-Producing Securities

Other types of income-producing securities the Fund may purchase, include, but are not limited to, the following:

•

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to use these investments most effectively, the Fund’s sub-adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the sub-adviser incorrectly forecasts such movements, the Fund could be adversely affected by the use of variable or floating rate obligations.

•	Standby commitments. These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.

•

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party, such as a broker, dealer or bank, to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

•

Inverse floaters. These are debt instruments whose interest bears an inverse relationship to the interest rate on another security. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, the Fund could lose money or the net asset value of its shares could decline by the use of inverse floaters.

•

Strip bonds. Strip bonds are debt securities that are stripped of their interest, usually by a financial intermediary, after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturities.

Standby commitments, tender option bonds and instruments with demand features are primarily used by the Fund for the purpose of increasing the liquidity of the Fund’s portfolio.

Other Investment Companies

Certain markets are closed in whole or in part to equity investments by foreigners. The Fund may be able to invest in such markets solely or primarily through governmentally authorized investment vehicles or companies. The Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment; provided that this provision does not apply, however, to any fund relying on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (the “1940 Act”). Investment in another investment company may involve the payment of a premium above the value of such issuers’ portfolio securities, and is subject to market availability. The Fund does not intend to invest in such vehicles or funds unless, in the judgment of the Adviser or the Fund’s sub-adviser, and subject to the Fund’s investment restrictions set forth in its Prospectus and Statement of Additional Information, the potential benefits of the investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, Fund shareholders would indirectly pay a portion of that investment company’s expenses, including its advisory, administration, brokerage, shareholder servicing and other expenses. At the same time the Fund would continue to pay its own management fees and other expenses. This section shall not prevent T. Rowe Price from investing the assets of the Fund into money market funds managed by T. Rowe Price pursuant to an exemptive order or the Fund from investing its assets in money market funds in compliance with the 1940 Act.

Pass-Through Securities

The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“FHLMC”) issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“FNMA”) issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Fund, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. If applicable, a portfolio manager will consider estimated prepayment rates in calculation of the average weighted maturity of a fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a fund might be converted to cash and the fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Fund may also invest in Collateralized Loan Obligations, Collateralized Debt Obligations and Collateralized Bond Obligations.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals.

Portfolio Management

The Fund’s sub-adviser uses trading as a means of managing the portfolio of the Fund in seeking to achieve its investment objective. Transactions will occur when the Fund’s sub-adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the sub-adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, the Fund’s income or capital appreciation may be reduced and its capital losses may be increased. In addition, high turnover in the Fund could result in additional brokerage commissions to be paid by the Fund. See also “Taxation” below.

The Fund may pay brokerage commissions to affiliates of one or more affiliates of the Fund’s sub-adviser.

Portfolio Turnover

Although portfolio turnover is not a limiting factor with respect to investment decisions for the Fund, the Fund expects to experience relatively modest portfolio turnover rates. It is anticipated that under normal circumstances the annual portfolio turnover rate of the Fund will generally not exceed 100%. However, in any particular year, market conditions may result in greater turnover rates than the sub-adviser currently anticipates for the Fund. Portfolio turnover involves brokerage commissions and other transaction costs, which the Fund will bear directly, and could involve realization of capital gains that would be taxable when distributed to shareholders. To the extent that portfolio turnover results in realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. Portfolio turnover rates are shown in the “Financial Highlights” section of the Prospectus. See the “Tax Status” and “Brokerage Allocation and Portfolio Transactions” sections in this SAI for additional information.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) that may be purchased by the Fund include equity REITs, which own real estate directly, mortgage REITs, which make construction, development or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Equity REITs will be affected by, among other things, changes in the value of the underlying property owned by the REITs, while mortgage REITs will be affected by, among other things, the value of the properties to which they have extended credit.

Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. In addition, REITs are dependent upon the skill of each REIT’s management.

The Fund could, under certain circumstances, own real estate directly as a result of a default on debt securities it owns or from an in-kind distribution of real estate from a REIT. Risks associated with such ownership could include potential liabilities under environmental laws and the costs of other regulatory compliance. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company and thus its ability to avoid taxation on its income and gains distributed to its shareholders. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exempt status under the 1940 Act. If the Fund invests in REITs, investors would bear not only a proportionate share of the expenses of the Fund, but also, indirectly, expenses of the REITs.

Repurchase Agreements

A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. There is no limit on the Fund’s investment in repurchase agreements.

Restricted Securities

Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are borrowings subject to the 300% asset coverage test described previously.

Securities Lending

The Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current market value, although this amount may change if applicable regulatory requirements change. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash (which may be invested by the Fund in any investment not otherwise prohibited by the Prospectus or this SAI), bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received or may receive a fee from the borrower. All investments of cash collateral by the Fund are for the account and risk of the Fund. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice. The Fund may also call such loans in order to sell the securities involved. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian, securities lending agent and placement fees. The terms of the Fund’s loans must also meet certain tests under the Code and must permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.

Short Sales

A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. When a fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, a fund will incur a loss, which could be unlimited, in cases where a fund is unable for whatever reason to close out its short position; conversely, if the price declines, a fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Selling short “against-the-box” refers to the sale of securities actually owned by the seller but held in safekeeping. In such short sales, while the short position is open, a fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of securities sold short. Short sales against-the-box generally produce current recognition of gain (but not loss) for federal income tax purposes on the constructive sale of securities “in the box” prior to the time the short position is closed out.

U.S. Government Securities

The Fund may invest in U.S. Government securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. Such agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. U.S. Government securities are subject to interest rate risk, and, in some cases, may be subject to credit risk. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants and Rights

A warrant typically gives the holder the right to purchase underlying stock at a specified price for a designated period of time. Warrants may be relatively volatile investments. The holder of a warrant takes the risk that the market price of the underlying stock may never equal or exceed the exercise price of the warrant. A warrant will expire without value if it is not exercised or sold during its exercise period. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends, and give a holder no rights to the assets of the issuer.

When-Issued Securities

The Fund may purchase or sell securities on a “when-issued” or on a “forward delivery” basis. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sales price. Generally, under normal circumstances, the Fund is expected to take delivery of securities purchased. When the Fund commits to purchase a security on a “when-issued” or on a “forward delivery” basis, it will take actions consistent with SEC policies, which currently recommend that an amount of the Fund’s assets consisting of cash or other liquid instruments equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment. Therefore, the Fund would have liquid assets sufficient to cover any commitments. However, there are risks. For example, the Fund may have to sell assets which have been set aside in order to meet redemptions and the Fund may be unable to meet its current obligations. Also, if the Fund determines it necessary to sell the “when-issued” or “forward delivery” securities before delivery, the Fund may incur a loss because of market fluctuations since the time the commitment to purchase the securities was made.

Zero-Coupon, Step Coupon and Pay-In-Kind Securities

Other debt securities in which the Fund may invest include zero coupon, step coupon and pay-in-kind instruments. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero coupon and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though holders receive no cash payments of interest during the year. In order to qualify as a regulated investment company under the Code, the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of accrued original issue discount on zero coupon or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

III. DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees of the Fund, including a majority of directors who are not “interested persons” of the Fund (as defined in the 1940 Act), have adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings. These policies and procedures generally provide that no disclosure of portfolio holdings information may be made unless publicly disclosed as described below or made as part of the daily investment activities of the Fund to the Fund’s investment adviser, sub-adviser, or any of their affiliates who provide services to the Fund, which by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain confidentiality of the information disclosed. Certain limited exceptions pursuant to the Fund’s policies and procedures are described below. The Fund’s portfolio holdings information may not be disseminated for compensation. Any exceptions to the Fund’s policies and procedures may be made only if approved in writing by the Fund’s Principal Executive Officer and the Chief Compliance Officer as being in the best interests of the Fund, and then only if the recipients are subject to a confidentiality agreement as described below. Any such exceptions must be reported to the Fund’s Board of Trustees at its next regularly scheduled meeting. It was determined that these policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings information is in the best interests of the Fund’s shareholders and appropriately address the potential for conflicts between the interests of the Fund’s shareholders, on the one hand, and those of MassMutual or any affiliated person of the Fund or MassMutual on the other.

Acting pursuant to the policies and procedures adopted by the Trustees of the Fund, MassMutual and the Fund’s sub-adviser are primarily responsible for compliance with these policies and procedures, which includes maintaining such internal informational barriers (e.g., “Chinese walls”) as each believes are reasonably necessary for preventing the unauthorized disclosure of portfolio holdings information. Pursuant to Rule 38a-1 under the 1940 Act, the Trustees will periodically (as needed, but at least annually) receive reports from the Fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including a confirmation by the Chief Compliance Officer that MassMutual’s and the sub-adviser’s policies, procedures and/or processes are reasonably designed to comply with the Fund’s policies and procedures in this regard.

Public Disclosures

The Fund’s portfolio holdings will be disclosed to the public through required filings with the SEC and as described below. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year) no later than 60 days after the end of the applicable quarter. Shareholders may obtain the Fund’s Form N-CSR and N-Q filings on the SEC’s Web site at http://www.sec.gov. In addition, the Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

The Fund’s most recent portfolio holdings as of the end of February, May, August and November will be available on http://www.massmutual.com no earlier than 30 days after the end of each of these respective months. In addition, the Fund’s top ten holdings will be made available in quarterly reports and on http://www.massmutual.com as soon as possible after each calendar quarter-end.

Other Disclosures

Acting pursuant to the policies and procedures adopted by the Trustees of the Fund, and to the extent permitted under the 1933 and 1940 Acts, MassMutual and the Fund’s sub-adviser may distribute (or authorize the Fund’s custodian to distribute) information regarding the Fund’s portfolio holdings more frequently than as provided above on a confidential basis to various service providers and others who require such information in order to fulfill their contractual duties with respect to the Fund. These service providers include the Fund’s custodian and sub-administrator (State Street Bank and Trust Company), the Fund’s independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Fund, MassMutual, or the Fund’s sub-adviser, and any pricing services employed by the Fund. The Fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the Fund and in order to gather information about how the Fund’s attributes (such as volatility, turnover, and expenses) compared with those of peer funds.

Such disclosures may be made only if (i) the recipients of such information are subject to a written confidentiality agreement specifying that the Fund’s portfolio holdings information is the confidential property of the Fund and may not be used for any purpose except in connection with the provision of services to the Fund and, in particular, that such information may not be traded upon; and (ii) if the Fund’s Chief Compliance Officer (or a person designated by the Chief Compliance Officer) determines that, under the circumstances, disclosure is in the best interests of the Fund’s shareholders. The information distributed is limited to the information that MassMutual or the sub-adviser believes is reasonably necessary in connection with the services provided by the service provider receiving the information.

IV. INVESTMENT RESTRICTIONS

The following is a description of certain fundamental restrictions on investments of the Fund (in addition to those described in the Prospectus) which may not be changed without a vote of a majority of the outstanding shares of the Fund. Investment restrictions that appear below or elsewhere in this Statement of Additional Information and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, the Fund. The Fund may not:

1. Purchase securities (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities or securities issued by investment companies) of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations;

2. Purchase commodities or commodity contracts, except to the extent that the Fund may enter into financial futures contracts, options, options on futures, and other financial transactions not involving physical commodities (see the Prospectus and “Investment Practices of the Fund and Related Risks—Derivatives” in this Statement of Additional Information);

3. Purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. (This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.);

4. Participate in the underwriting of securities, except to the extent that the Fund may be deemed an underwriter under federal securities laws by reason of acquisitions or distributions of portfolio securities (e.g., investments in restricted securities and instruments subject to such limits as imposed by the Board and/or law);

5. Make loans, except to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;

6. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;

7. Concentrate its investments in any one industry, as determined by the Board of Trustees, and in this connection the Fund will not acquire securities of companies in any one industry if, immediately after giving effect to any such acquisition, more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(a) There is no limitation for securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

In addition to the investment restrictions adopted as fundamental policies set forth above, the Fund operates with certain non-fundamental policies that may be changed by a vote of a majority of the Board members at any time.

The Fund may not sell securities short, but reserve the right to sell securities short against the box.

In addition, the Fund may not:

1. Invest more than 15% of its net assets in illiquid securities. This restriction does not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, provided that such securities are determined to be liquid by MassMutual or the investment adviser or sub-adviser pursuant to Board approved guidelines.

2. Invest for the purpose of exercising control over, or management of, any company.

3. Invest in securities of other open-end investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition or except shares of money market funds advised by the investment advisers or sub-adviser or affiliates thereof. It is expected that the Fund would purchase shares of such money market funds only if arrangements are made to eliminate duplicate advisory and distribution fees, except that this restriction shall not prohibit the investment by the Fund in money market funds managed by T. Rowe Price pursuant to an exemptive order.

4. To the extent that shares of the Fund are purchased or otherwise acquired by other series of MML Trust or other series of registered open-end investment companies in MML Trust’s “group of investment companies” (as such term is defined in Section 12(d)(1)(G) of the 1940 Act), acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, except that this restriction shall not prohibit the investment by the Fund in money market funds managed by T. Rowe Price pursuant to an exemptive order.

With respect to limitation (1) above, if there is a lack of trading interest in particular Rule 144A securities, the Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value. If, through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

V. MANAGEMENT OF MML TRUST

MML Trust has a Board of Trustees, a majority of which are not “interested persons” (as defined in the 1940 Act) of MML Trust. The Board of Trustees of MML Trust is generally responsible for management of the business and affairs of MML Trust. The Trustees formulate the general policies of MML Trust and the Fund, approve contracts and authorize MML Trust officers to carry out the decisions of the Board. To assist them in this role, the Trustees who are not “interested persons” of MML Trust (“Disinterested Trustees”) have retained independent legal counsel. As investment adviser and sub-adviser to the Fund, respectively, MassMutual and T. Rowe Price may be considered part of the management of MML Trust. The Trustees and principal officers of MML Trust are listed below together with information on their positions with MML Trust, address, age, principal occupations during the past five years and other principal business affiliations.

Disinterested Trustees

Richard W. Greene	Chairman and Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 73
Trustee since 1999
Trustee of 58 portfolios in fund complex

Retired; Vice President for Investments and Treasurer (1998-2000), Executive Vice President and Treasurer (1986-1998), University of Rochester (private university); Chairman (since 2005), Trustee (since 1996), MassMutual Select Funds (open-end investment company).

Richard H. Ayers	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 66
Trustee since 1999
Trustee of 58 portfolios in fund complex

Retired; former adviser to Chairman (1997), Chairman and Chief Executive Officer (1989-1996) and Director (1985-1996), The Stanley Works (manufacturer of tools, hardware and specialty hardware products); Director (since 2008), Celera Corporation; Trustee (since 1996), MassMutual Select Funds (open-end investment company).

Allan W. Blair	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 60
Trustee since 2003
Trustee of 58 portfolios in fund complex

President and Chief Executive Officer (since 1996), Economic Development Council of Western Massachusetts; President and Chief Executive Officer (1993-2006), Westmass Area Development Corporation; President and Chief Executive Officer (since 1984), Westover Metropolitan Development Corporation; Trustee (since 2003), MassMutual Select Funds (open-end investment company).

Mary E. Boland	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 69
Trustee since 1973
Trustee of 58 portfolios in fund complex

Attorney-at-Law (since 2004); Attorney-at-Law (1965-2004), Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Trustee (since 1994), MassMutual Select Funds (open-end investment company).

R. Alan Hunter, Jr.	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 62
Trustee since 2003
Trustee of 58 portfolios in fund complex

Retired; President and Chief Operating Officer (1993-1997), The Stanley Works (manufacturer of tools, hardware and specialty hardware products); Director (since 2007), Actuant Corporation; Trustee (since 2003), MassMutual Select Funds (open-end investment company).

F. William Marshall, Jr.	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 66
Trustee since 1996
Trustee of 99 portfolios in fund complex[1]

(1)	Board II Oppenheimer Funds is deemed to be part of the Fund Complex because it is managed by OppenheimerFunds, Inc., an indirect subsidiary of the Adviser.

Consultant (since 1999); Chairman (1999), Family Bank, F.S.B. (formerly SIS Bank); Executive Vice President (1999), Peoples Heritage Financial Group; President, Chief Executive Officer and Director (1993-1999), SIS Bancorp, Inc. and SIS Bank (formerly, Springfield Institution for Savings); Trustee (since 2000), Board II Oppenheimer Funds; Trustee (since 1996), MassMutual Select Funds (open-end investment company).

Interested Trustees

Robert E. Joyal[2]	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 64
Trustee since 2003
Trustee of 60 portfolios in fund complex [3]

Retired; President (2001-2003), Managing Director (2000-2001) and Executive Director (1999-2000), David L. Babson & Company Inc.; Trustee (since 2003), President (1999-2003), MassMutual Corporate Investors (closed-end investment company); Director (since 2003), Pemco Aviation Group, Inc.; Trustee (since 2003), President (1999-2003), MassMutual Participation Investors (closed-end investment company); Vice Chairman (2005-2007), Trustee (since 2003), MassMutual Select Funds (open-end investment company); Director (since 2006), Jefferies Group, Inc. (investment bank); Director (since 2007), Scottish Re Group Ltd.

Elaine A. Sarsynski[4]	Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 53
Trustee since 2008
Trustee of 58 portfolios in fund complex

Executive Vice President (since 2005), MassMutual; Managing Director (2005), Babson Capital Management LLC; Chief Executive Officer (2001-2005), Town of Suffield, Connecticut; Trustee (since 2008), MassMutual Select Funds (open-end investment company).

Principal Officers

Stephen J. Brunette	Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 39
Officer since 2007
Officer of 38 portfolios in fund complex

Assistant Vice President (since 2007), Director (2006-2007), Investment Consultant (2003-2006), MassMutual; Vice President (since 2007), MML Series Investment Fund II (open-end investment company).

(2)	Mr. Joyal is an “Interested Person,” as that term is defined in the 1940 Act, through his position as a director of Jefferies Group, Inc., a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Fund, other investment companies advised by MassMutual or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MassMutual has brokerage placement discretion.
(3)	MassMutual Participation Investors and MassMutual Corporate Investors are deemed to be a part of the Fund Complex because they are managed by Babson Capital Management LLC, an indirect subsidiary of the Adviser.
(4)	Ms. Sarsynski is an Interested Person through her employment with MassMutual.

Richard J. Byrne	President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 46
Officer since 2007
Officer of 38 portfolios in fund complex

Vice President (since 2007), Assistant Vice President (2003-2007), MassMutual; President (since 2007), MML Series Investment Fund II (open-end investment company).

John E. Deitelbaum 1295 State Street Springfield, MA 01111 Age: 40 Officer since 2006 Officer of 92 portfolios in fund complex	Vice President of MML Trust

Corporate Vice President and Associate General Counsel (since 2007), Vice President and Associate General Counsel (2006-2007), Second Vice President and Associate General Counsel (2000-2006), MassMutual; Vice President (since 2006), Secretary and Chief Legal Officer (2006-2008), MassMutual Select Funds (open-end investment company); Vice President (since 2006), Clerk and Chief Legal Officer (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), Clerk and Chief Legal Officer (2006-2008), MML Series Investment Fund II (open-end investment company).

Michael C. Eldredge	Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 44
Officer since 2009
Officer of 92 portfolios in fund complex

Vice President (since 2008), MassMutual; Vice President (1998-2008), ING; Vice President (since 2009), MassMutual Select Funds (open-end investment company); Vice President (since 2009), MassMutual Premier Funds (open-end investment company); Vice President (since 2009), MML Series Investment Fund II (open-end investment company).

Andrew M. Goldberg 1295 State Street Springfield, MA 01111 Age: 42 Officer since 2001 Officer of 92 portfolios in fund complex	Vice President, Secretary and Chief Legal Officer of MML Trust

Assistant Vice President and Counsel (since 2004), Counsel (2001-2004), MassMutual; Vice President, Secretary and Chief Legal Officer (since 2008), Assistant Secretary (2001-2008), MassMutual Select Funds (open-end investment company); Vice President, Clerk and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Clerk and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).

Nicholas H. Palmerino	Chief Financial Officer and Treasurer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 43
Officer since 2006
Officer of 92 portfolios in fund complex

Assistant Vice President (since 2006), MassMutual; Vice President (2006), Consultant (2005-2006), JPMorgan Chase Worldwide Securities Services; Senior Vice President (2003-2004), CDC IXIS Asset Management Services, Inc. and CDC IXIS Asset Management Advisers, L.P.; Vice President (1996-2003), Loomis Sayles & Company, L.P.; Chief Financial Officer and Treasurer (since 2006), MassMutual Select Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2006), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman	Vice President and Chief Compliance Officer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 44
Officer since 2007
Officer of 92 portfolios in fund complex

Vice President, Compliance (since 2007), Assistant Vice President and Associate General Counsel (2006-2007), MassMutual; Director, Office of General Counsel (2005-2006), Merrill Lynch, Pierce, Fenner & Smith Incorporated; Senior Vice President and Assistant General Counsel (2000-2006), Advest, Inc.; Vice President and Chief Compliance Officer (since 2007), MassMutual Select Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

Eric H. Wietsma	Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 42
Officer since 2006
Officer of 92 portfolios in fund complex

Corporate Vice President (since 2007), Vice President (2005-2007), MassMutual; Vice President (1999-2005), Hartford Life Insurance Company; President (since 2008), Vice President (2006-2008), MassMutual Select Funds (open-end investment company); President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).

Each Trustee of MML Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, unless the Trustees determine that it is desirable and in the best interest of MML Trust that an exception to the retirement policy of MML Trust be made, a Trustee shall retire and cease to serve as a Trustee upon the conclusion of the calendar year in which such Trustee attains the age of seventy-two years. However, any Trustee who attained the age of seventy-two years during 2007 shall retire and cease to serve as a Trustee on or before December 31, 2009.

The Chairperson is elected to hold such office for a term of three years or until his or her successor is elected and qualified to carry out the duties and responsibilities of his or her office, or until he or she retires, dies, resigns, is removed or becomes disqualified.

The President, Treasurer and Secretary are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she dies, resigns, is removed or becomes disqualified. Each other officer shall hold office at the pleasure of the Trustees.

The Board of Trustees had four regularly scheduled meetings in 2008 and one special meeting.

MML Trust has an Audit Committee, consisting of Trustees who are not “interested persons” (as defined in the 1940 Act) of MML Trust. The Audit Committee, whose members are Messrs. Ayers, Blair and Hunter, makes recommendations to the Trustees as to the engagement or discharge of MML Trust’s independent auditors, supervises investigations into matters relating to audit functions, reviews with MML Trust’s independent auditors the results of the audit engagement, and considers the audit fees. In 2008, the Audit Committee met six times.

MML Trust has a Nominating Committee, consisting of each Trustee who is not an “interested person” of MML Trust. There are no regular meetings of the Nominating Committee but rather meetings are held as appropriate. The Nominating Committee met twice during 2008. The Nominating Committee evaluates the qualifications of Trustee candidates and nominates candidates to the full Board of Trustees. The Nominating Committee also considers candidates from among the Trustees to serve as chairperson of the Board of Trustees and periodically reviews the compensation of MML Trust’s independent trustees.

The Nominating Committee will consider and evaluate nominee candidates properly submitted by shareholders of MML Trust in the same manner as it considers and evaluates candidates recommended by other sources. A recommendation of a shareholder of MML Trust must be submitted as described below to be considered properly submitted for purposes of the Nominating Committee’s consideration. The shareholders of MML Trust must submit any such recommendation (a “Shareholder Recommendation”) in writing to MML Trust’s Nominating Committee, to the attention of the Secretary, at the address of the principal executive offices of MML Trust, which is 1295 State Street, Springfield, MA 01111. The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of MML Trust at least 60 calendar days before the date of the meeting at which the Nominating Committee is to select a nominee for Independent Trustee. The Shareholder Recommendation must include: (i) a statement in writing setting forth: (A) the name, age, date of birth, phone number, business address, residence address and nationality of the person recommended by the shareholder (the “Shareholder Candidate”); (B) the class or series and number of all shares of MML Trust owned of record or beneficially by the Shareholder Candidate, as reported to such shareholder by the Shareholder Candidate; (C) any other information regarding the Shareholder Candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to MML Trust); (D) any other information regarding the Shareholder Candidate that would be required to be disclosed if the Shareholder Candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the Shareholder Candidate is or will be an “interested person” of MML Trust (as defined in Section 2(a)(19) of the 1940 Act) and, if not an “interested person,” information regarding the Shareholder Candidate that will be sufficient for MML Trust to make such determination; (ii) the written and signed consent of the Shareholder Candidate to be named as a nominee, consenting to (1) the disclosure, as may be necessary or appropriate, of such Shareholder Candidate’s information submitted in accordance with (i) above and (2) service as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on MML Trust’s books, the number of all shares of each series of MML Trust owned beneficially and of record by the recommending shareholder; (iv) a description of all arrangements or understandings between the recommending shareholder and the Shareholder Candidate and any other person or persons (including their names) pursuant to which the Shareholder Recommendation is being made by the recommending shareholder; and (v) such other information as the Nominating Committee may require the Shareholder Candidate to furnish as it may reasonably require or deem necessary to determine the eligibility of such Shareholder Candidate to serve as a Trustee or to satisfy applicable law.

MML Trust has a Contract Committee, consisting of each Trustee who is not an “interested person” of MML Trust. The Contract Committee met twice during 2008. The Contract Committee performs the specific tasks assigned to independent trustees by the 1940 Act, including the periodic consideration of MML Trust’s investment management agreements and sub-advisory agreements.

MML Trust has a Governance Committee, whose members are Messrs. Blair, Joyal and Marshall, Ms. Boland and Ms. Sarsynski. The Governance Committee met three times during 2008. The Governance Committee oversees board governance issues including, but not limited to, the following: (i) to evaluate the board and committee structure and the performance of Trustees, (ii) to consider and address any conflicts and (iii) to consider the retirement policies of the Board.

MML Trust has a Valuation Committee, consisting of the Chairman, President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary and Assistant Secretaries of MML Trust. The Valuation Committee determines whether market quotations are readily available for investments held by each series of MML Trust and determines the fair value of investments held by each series of MML Trust for which market quotations are not readily available or are not deemed reliable by the investment adviser. There are no regular meetings of the Valuation Committee but rather meetings are held as appropriate.

The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2008.

Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Disinterested Trustees
Richard H. Ayers	None	None
Allan W. Blair	None	None
Mary E. Boland	None	None
Richard W. Greene	None	None
R. Alan Hunter, Jr.	None	None
F. William Marshall, Jr.	None	None
Interested Trustees
Frederick C. Castellani*	None	None
Robert E. Joyal	None	None
Elaine A. Sarsynski	None	None
*	Resigned as of February 29, 2008.

As of January 31, 2009, the Trustees and officers of MML Trust, individually and as a group, did not beneficially own outstanding shares of the Fund.

To the knowledge of MML Trust, as of December 31, 2008, the Disinterested Trustees and their immediate family members did not own beneficially or of record securities of an investment adviser, sub-adviser, principal underwriter or sponsoring insurance company of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, sub-adviser, principal underwriter or sponsoring insurance company of the Fund.

The Trust, on behalf of the Fund pays each of its Trustees who is not an officer or employee of MassMutual a fee of $3,500 per quarter plus a fee of $1,200 per meeting attended in-person. Trustees who serve on the Contract Committee of the Trust are paid an additional $1,200 for attending the annual Contract Committee meeting. The Chairperson of the Board of Trustees is paid an additional 50% of the quarterly fee, the in-person meeting fee and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. The Chairperson of the Audit Committee is paid an additional fee of $2,000 annually. The Chairpersons of each of the Contract Committee, the Nominating Committee and the Governance Committee are paid an additional fee of $1,000 annually. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional fee of $800 annually. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.

The following table discloses actual compensation paid to Trustees of MML Trust during the 2008 fiscal year. MML Trust has no pension or retirement plan, but does have a deferred compensation plan. The plan provides for amounts deferred prior to July 1, 2008, plus interest, to be credited a rate of interest of eight percent (8%). Amounts deferred after July 1, 2008, plus or minus earnings, are “shadow invested” and earn the rate of return equal to the rate of return earned by the funds in which such amounts are shadow invested. With the exception of Mr. Castellani, each of the Trustees also served as Trustee of one other registered investment company managed by MassMutual, MassMutual Select Funds. Mr. Castellani served as a Trustee of MassMutual Select Funds through February 29, 2008, and continues to serve as a Trustee of two other registered investment companies managed by MassMutual, MassMutual Premier Funds and MML Series Investment Fund II.

Name/Position	Aggregate Compensation from MML Trust	Deferred Compensation and Interest accrued as part of Fund Expenses	Total Compensation from MML Trust and Fund Complex
Richard H. Ayers	–	$28,186.67	$122,377.36
Trustee
Allan W. Blair	$23,966.67	–	$119,833.34
Trustee
Mary E. Boland	–	$38,987.20	$143,756.55
Trustee
Richard W. Greene	$11,750.00	$19,205.83	$154,779.23
Chairman and Trustee
R. Alan Hunter, Jr.	–	$28,370.37	$120,274.13
Trustee
Robert E. Joyal	–	$28,812.48	$120,260.18
Trustee
F. William Marshall, Jr.	$24,750.00	–	$297,750.00
Trustee
Frederick C. Castellani*	$0	–	$114,398
Trustee
Elaine A. Sarsynski*	$0	–	$0
Trustee

*	Mr. Castellani and Ms. Sarsynski as employees of MassMutual, received no compensation for their roles as Trustees to MML Trust. Mr. Castellani resigned as of February 29, 2008.

VI. INVESTMENT MANAGEMENT AND OTHER SERVICES

MassMutual serves as investment adviser to the Fund pursuant to a separate investment management agreement between MassMutual and MML Trust on behalf of the Fund (the “Management Agreement”). Under the Management Agreement MassMutual is obligated to provide for the management of the Fund’s portfolio of securities to engage in portfolio transactions on behalf of the Fund, subject to such general or specific instructions as may be given by the Board of Trustees of MML Trust, and in accordance with the Fund’s investment objective, policies and restrictions as set forth herein and in the Prospectus, and has the right to select sub-advisers to the Fund pursuant to the investment subadvisory agreement (the “Subadvisory Agreement”).

Pursuant to the Management Agreement, MassMutual is paid a quarterly fee at the annual rate of 0.85% of the average daily net assets of the Fund.

MassMutual has agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund1 fees and expenses, at the following amounts through May 2, 2010: 1.15% for Class II shares and 1.40% for Service Class I shares. This agreement cannot be terminated unilaterally by MassMutual.

MassMutual provides administrative and shareholder services to the Fund under a separate Administrative and Shareholder Services Agreement pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class specific expenses, such as federal and state registration fees, printing and postage. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Fund pursuant to such Administrative and Shareholder Services Agreement. MML Trust, on behalf of the Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable share class of the Fund, 0.25% for Class II shares and Service Class I shares. The Administrative and Shareholder Services Agreement was effective February 25, 2009.

MassMutual has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”). As sub-administrator, State Street generally assists in all aspects of fund administration and is compensated by MassMutual for providing administrative services to the Fund.

The Management Agreement with the Fund may be terminated by the Board of Trustees of MML Trust, or by vote of a majority of the outstanding shares of the Fund, or by MassMutual. Such termination requires 60 days’ written notice to be given and may be effected without the payment of any penalty. In addition, the Management Agreement automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees of MML Trust, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the 1940 Act) of MassMutual or of MML Trust, or (2) upon its assignment.

T. Rowe Price

MassMutual has also entered into an investment sub-advisory agreement with T. Rowe Price pursuant to which T. Rowe Price serves as sub-adviser to the Fund, providing day-to-day management of the Fund’s investments. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company, has been managing assets since 1937. As of December 31, 2008, T. Rowe Price had approximately $276.3 billion in assets under management.

MassMutual’s sub-advisory agreement with T. Rowe Price will terminate automatically upon its assignment or upon the termination of the Management Agreement or by MassMutual upon sixty days’ written notice or by liquidation of the Fund. T. Rowe Price also provides investment sub-advisory services for MML Growth Equity

[1]

Acquired Fund fees and expenses represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

Fund, MML Equity Income Fund, MML Blue Chip Growth Fund and MML Mid Cap Growth Fund, each of which are also series of MML Trust, and the MassMutual Select Blue Chip Growth Fund, the MassMutual Select Diversified Growth Fund, the MassMutual Select Mid Cap Growth Equity II Fund and the MassMutual Select Small Company Value Fund, each of which are series of MassMutual Select Funds, a registered, open-end investment company for which MassMutual serves as investment adviser.

MassMutual is ultimately responsible for providing investment advice to the Fund and will continue to provide administrative and non-investment advisory services to the Fund.

Other service providers of the Fund are as follows:

•

Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, the independent registered public accounting firm for the Fund, provides audit services and assistance and consultation in connection with tax returns and the reading of various SEC filings.

•

State Street, located at 200 Clarendon Street, Boston, Massachusetts 02116, acts as custodian and sub-administrator for each of the Fund’s investments. As custodian, State Street has custody of the Fund’s securities and maintains certain financial and accounting books and records. As custodian, State Street does not assist in, and is not responsible for, the investment decisions and policies of the Fund.

VII.    THE DISTRIBUTOR

MML Distributors, LLC (the “Distributor”), located at 1295 State Street, Springfield, Massachusetts 01111-0001, acts as a principal underwriter of the Fund, pursuant to a Principal Underwriter Agreement with MML Trust dated as of August 15, 2008 (the “Distribution Agreement”). The Distributor is a wholly-owned subsidiary of MassMutual.

The Distribution Agreement will continue in effect for an initial two-year period, and thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of a majority of the shares of MML Trust; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval.

MassMutual or an affiliate may make payments, out of its own assets, to securities dealers and other firms that enter into agreements providing the Distributor with access to representatives of those firms for the sale of shares of the Fund or with other marketing or administrative services with respect to the Fund. These payments may be a specific dollar amount, may be based on the number of customer accounts maintained by a firm, or may be based on a percentage of the value of shares of the Fund sold to, or held by, customers of the firm.

VIII.    SERVICE CLASS I DISTRIBUTION AND SERVICES PLAN

MML Trust has adopted, with respect to the Service Class I shares of the Fund, a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Trustees of MML Trust, including a majority of the Trustees who are not interested persons of MML Trust and who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan, approved the Plan on February 10, 2009 for the Fund.

Under the terms of the Plan, the Fund is permitted to pay distribution and service fees, out of the assets attributable to the Service Class I shares of the Fund, at an annual rate of up to .35%, in the aggregate, of the average daily net assets attributable to that Class. However, the Fund will initially pay distribution and service fees at an annual rate of .25% of the Fund’s average daily net assets. The Distributor may use all or a portion of the distribution and service fee to compensate investment professionals or financial intermediaries (and to reimburse them for related expenses) for personal service provided to shareholders of shares of Service Class I, for services in respect of the promotion of the shares of Service Class I, and/or the maintenance of shareholder accounts, or for other services for which payments may lawfully be made in accordance with applicable rules and regulations. The Distributor may retain all or any portion of the distribution and service fee in respect of Service Class I shares as compensation for its services. Initially, all payments under the Plan will be made by the Fund to the Distributor, which will, in turn, pay out all of the amounts it receives. The Distributor will pay a portion of the amounts it receives to MassMutual, which will be used to pay for continuing compensation for services provided by MassMutual agents and third party firms. The remaining portion will be paid to MassMutual as compensation for its promotional services in respect of the Fund, and to help reimburse MassMutual expenses incurred in connection with promoting the Fund. It is expected that all payments under the Plan will be made directly to MassMutual, which will disburse or retain amounts from those payments solely at the instruction of the Distributor.

The Plan provides that it may not be amended to materially increase the costs which Service Class I shareholders may bear under the Plan without the approval of a majority of the outstanding Service Class I shares of the Fund.

The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of MML Trust and (ii) the Trustees of MML Trust who are not interested persons of MML Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by (i) the Trustees of MML Trust and (ii) the Trustees of MML Trust who are not interested persons of MML Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. The Plan provides that any person authorized to direct the disposition of amounts paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

IX. CODES OF ETHICS

MML Trust, MassMutual and T. Rowe Price have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940. The Codes of Ethics permit Fund personnel to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

X. BROKERAGE ALLOCATION AND PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund which purchases or sells securities on a securities exchange pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of best execution at reasonably competitive commission rates. The Fund’s sub-adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services, including anonymity and trade confidentiality, and the level of their brokerage commissions.

Under the Management Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund’s sub-adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services to the Fund’s sub-adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction. The sub-adviser must first determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the sub-adviser’s overall responsibilities to MML Trust and to its other clients. The term “brokerage and research services” includes: advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

By virtue of the Sub-Advisory Agreement, the sub-adviser is subject to the same rights, obligations and procedures that apply to MassMutual pursuant to the Management Agreement with the Fund.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the sub-adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services (“Research”) to the Fund’s sub-adviser for no consideration other than brokerage or underwriting commissions. Research provided by brokers is used for the benefit of all of a sub-adviser’s clients and not solely or necessarily for the benefit of MML Trust. The sub-adviser attempts to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the sub-adviser as a consideration in the selection of brokers to execute portfolio transactions. The investment advisory fee that MML Trust pays on behalf of the Fund to MassMutual will not be reduced as a consequence of a sub-adviser’s receipt of brokerage and research services. To the extent MML Trust’s portfolio transactions are used to obtain such services, the brokerage commissions paid by MML Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined, provided that the sub-adviser determines in good faith that such excess amounts are reasonable in relation to the services provided. Such services would be useful and of value to a sub-adviser in serving both MML Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to a sub-adviser in carrying out its obligations to MML Trust.

Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of their respective sub-advisers to effect portfolio brokerage transactions under procedures adopted by the Trustees. Pursuant to these procedures, the commission rates and other remuneration paid to the affiliated broker-dealer must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

The Fund may allocate brokerage transactions to broker-dealers (including affiliates of their respective sub-advisers) who have entered into arrangements with MML Trust under which the broker-dealer allocates a portion of the commissions paid back to the Fund. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

XI. CAPITAL SHARES

MML Trust is a “series” company. To date, shares of twenty-eight (28) series (i.e., investment portfolios) have been authorized: MML Asset Allocation Fund, MML Blue Chip Growth Fund, MML Concentrated Growth Fund, MML Emerging Growth Fund, MML Equity Income Fund, MML Growth & Income Fund, MML Income & Growth Fund, MML Large Cap Growth Fund, MML Large Cap Value Fund, MML Equity Index Fund, MML Foreign Fund, MML Global Fund, MML Growth Equity Fund, MML Mid Cap Growth Fund, MML Mid Cap Value Fund, MML NASDAQ-100 Fund, MML Small Cap Growth Equity Fund, MML Small Cap Index Fund, MML Small/Mid Cap Value Fund, MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, MML Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, MML American Funds Core Allocation Fund and MML Small Company Value Fund. Under MML Trust’s Declaration of Trust, however, the Board of Trustees is authorized to create new series, and to divide the shares of any series into two or more classes, without the necessity of a vote of shareholders of MML Trust, shares of each such class having such preferences or special or relative rights or privileges (including conversion rights, if any) as the Trustees may determine and as are not inconsistent with any provision of the Declaration of Trust. Each share of a particular series, except as the Trustees may otherwise authorize in the case of any series that is divided into two or more classes, represents an equal proportionate interest in that series with each other share of the same series, none having priority or preference over another. Each series shall be preferred over all other series in respect of the assets allocated to that series. The number of shares authorized will be unlimited. The Trustees may from time to time divide or combine the shares of any series or class into a greater or lesser number without thereby changing the proportionate beneficial interests in the series or class. Each share of a particular series is entitled to a pro rata share of any distributions declared by that series and, in the event of liquidation, a pro rata share of the net assets of that series remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive, conversion or subscription rights.

The Declaration of Trust provides for the perpetual existence of MML Trust. The Declaration of Trust, however, provides that MML Trust may be terminated at any time by vote of shareholders holding at least a majority of the shares of each series entitled to vote or by the Trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least a majority of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of such series.

MML Trust is not required to hold annual meetings of shareholders. Special meetings may be called for purposes such as electing Trustees, voting on management agreements, and with respect to such additional matters relating to MML Trust as may be required by MML Trust’s Declaration of Trust and the 1940 Act. Shareholders holding 10% of the shares of MML Trust may call a meeting to be held to consider removal of Trustees. On any matter submitted to shareholders, shares of each series or class entitle their holder to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset values of the series’ shares. On any matters submitted to a vote of shareholders, all shares of MML Trust then entitled to vote shall be voted in the aggregate as a single series or class without regard to the series or class except: (i) when required by the 1940 Act or when the Trustees have determined that the matter affects one or more series or classes materially differently, shares shall be voted by individual series or class; and (ii) when Trustees have determined that the matter affects only the interests of one or more series or classes, then only shareholders of such series or classes shall be entitled to vote thereon. The separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual are the legal owners of the Fund’s shares. However, when the Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from the variable life insurance and variable annuity contract owners, instructions as to how to vote those shares. There is no minimum requirement for how many instructions must be received. When the separate investment accounts receive those instructions, they will vote all of the shares, for which they have not received voting instructions, in proportion to those instructions. This will also include any shares that the separate accounts own on their own behalf. This may result in a small number of contract owners controlling the outcome of the vote. Shareholder inquiries should be made by contacting the Secretary, MML Series Investment Fund, 1295 State Street, Springfield, Massachusetts 01111.

The assets of certain variable annuity and variable life insurance separate accounts for which MassMutual or an affiliate is the depositor are invested in shares of the Fund. Because these separate accounts are invested in the same underlying Fund it is possible that material conflicts could arise between owners of the variable life insurance contracts and owners of the variable annuity contracts. Possible conflicts could arise if (i) state insurance regulators should disapprove or require changes in investment policies, investment advisers, sub-advisers or principal underwriters or if the depositor should be permitted to act contrary to actions approved by holders of the variable life insurance or variable annuity contracts under rules of the SEC, (ii) adverse tax treatment of the variable life insurance or variable annuity contracts would result from utilizing the same underlying Fund, (iii) different investment strategies would be more suitable for the variable annuity contracts than the variable life insurance contracts, or (iv) state insurance laws or regulations or other applicable laws would prohibit the funding of both variable life insurance and variable annuity separate accounts by the same Fund.

The Board of Trustees follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Fund. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for those contracts.

Each Trustee will serve until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of MML Trust or to a meeting of the Trustees.

No amendment may be made to the Declaration of Trust without an affirmative vote of a majority of the outstanding shares of MML Trust except (i) to change the name of MML Trust or to cure technical problems in the Declaration of Trust; (ii) to establish and designate new series or classes of MML Trust shares; or (iii) to add, delete, replace or otherwise modify any provisions relating to shares of MML Trust contained in the Declaration of Trust in response to applicable laws or regulations.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for obligations of MML Trust. However, MML Trust’s Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of MML Trust for acts or obligations of MML Trust, which are binding only on the assets and property of MML Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by MML Trust or the Trustees. The Declaration of Trust provides for indemnification out of MML Trust property for all loss and expense of any shareholder held personally liable for the obligations of MML Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and MML Trust itself would be unable to meet its obligations.

The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust further provides that a Trustee will not be personally liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides for indemnification of each of its Trustees and officers, except that such Trustees and officers may not be indemnified against any liability to MML Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

MML Trust, or any one or more series or classes of MML Trust, may, either as the successor, survivor or non-survivor, (1) consolidate or merge with one or more other trusts, series, or classes (including any series or classes of MML Trust), sub-trusts, partnerships, limited liability companies, associations or corporations organized under the laws of The Commonwealth of Massachusetts or any other state of the United States, to form a consolidated or merged trust, series, class, sub-trust, partnership, limited liability company, association or corporation under the laws of any state or (2) transfer all or a substantial portion of its assets to one or more other trusts, series, or classes (including any series or classes of MML Trust), sub-trusts, partnerships, limited liability companies, associations or corporations organized under the laws of The Commonwealth of Massachusetts or any other state of the United States, or have one or more such trusts, series, or classes (including any series or classes of MML Trust), sub-trusts, partnerships, limited liability companies, associations or corporations transfer all or a substantial portion of its assets to it, any such consolidation, merger or transfer to be upon such terms and conditions as are specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by MML Trust, or one or more series or class, as the case may be, in connection therewith. Unless otherwise required by applicable law, any such consolidation, merger or transfer may be authorized by vote of a majority of the then Trustees without the approval of shareholders of MML Trust or relevant series or class.

XII. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

Shares of the Fund are sold at their NAV as next computed after receipt of the purchase order, without the addition of any selling commission or “sales load.” The Fund redeems its shares at their NAV as next computed after receipt of the request for redemption. The redemption price may be paid in cash or wholly or partly in kind if MML Trust’s Board of Trustees determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption. The redemption price may be more or less than the shareholder’s cost. Redemption payments will be paid within seven days after receipt of the written request therefor by the Fund, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations.

The NAV of the Fund’s shares is determined once daily as of the close (usually 4:00 p.m. Eastern Time) of the New York Stock Exchange (“NYSE,” or the “Exchange”) on each day on which the Exchange is open for trading. The Exchange is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions. The NAV of the Fund’s shares is the total net asset value of the Fund divided by the number of its shares outstanding. The total NAV of the Fund is determined by computing the value of the total assets of the Fund and deducting total liabilities, including accrued liabilities.

The manner of determining the value of the total assets of the Fund is briefly discussed below. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices. Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument. The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Board of Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide prices for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market maker quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security, if the investment adviser has experience obtaining quotations from the market maker and the investment adviser determines that quotations obtained by it from the market maker in the past have generally been reliable (or, if the investment adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable); in any such case, the investment adviser shall review any market quotations so obtained, in light of other information in its possession, for their general reliability.

In addition, valuation methods approved by the Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by MML Trust’s funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Board of Trustees.

Because of time zone differences, foreign exchanges and securities markets will usually be closed before the closing of the NYSE. Therefore, MML Trust will determine the value of foreign securities as of the closing of those exchanges and securities markets. Events affecting the values of foreign securities, however, may occasionally occur between the closings of such exchanges and securities markets and the time the Fund determines its net asset value. If an event occurs that the Fund determines materially affects the value of foreign securities during this period, then MML Trust will value such securities at fair value as determined in good faith in accordance with procedures approved by the Trustees. In addition, the Fund may hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not accept orders or price their shares. As a result, the value of any such securities held by the Fund may change on days when you will not be able to purchase or redeem the Fund’s shares.

The prices of foreign securities are quoted in foreign currencies. MML Trust converts the values of foreign currencies into U.S. dollars at the rate of exchange prevailing at the time it determines net asset value. Changes in the exchange rate, therefore, if applicable, will affect the net asset value of shares of the Fund even when there has been no change in the values of the foreign securities measured in terms of the currency in which they are denominated.

The proceeds received by the Fund for each issue or sale of its shares, all net investment income, and realized and unrealized gain will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of MML Trust. Expenses with respect to any two or more funds are to be allocated in proportion to the net asset values of the respective funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of the Fund will be charged with liabilities directly attributable to such class, and other Fund expenses are to be allocated in proportion to the net asset values of the respective classes.

XIII. TAX STATUS

Shares of the Fund are offered only to the separate accounts of the participating insurance companies that fund variable life and variable annuity contracts. See the applicable contract prospectus for a discussion of the special taxation of those companies with respect to the accounts and their contract holders. The discussion below is generally based on the assumption that the shares of the Fund will be respected as owned by the insurance company separate accounts. If this is not the case, the person or persons determined to own the Fund shares will be currently taxed on Fund distributions, and on the proceeds of any redemption of Fund shares, pursuant to the generally applicable rules of the Code.

Taxation of the Fund: In General

The Fund intends to elect to be treated and to qualify each taxable year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies, the Fund must, among other things:

1. derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

2. diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to a value not greater than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in (a) the securities of any one issuer or two or more issuers which the Fund controls and that are engaged in the same, similar or related trades or businesses (other than U.S. Government securities), or (b) in the securities of one or more qualified publicly traded partnerships (as defined below); and

3. distribute in or with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year.

For purposes of the 90% gross income requirement described in (1) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” will be treated as qualifying income. A “qualified publicly traded partnership” is a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (y) that derives at least 90% of its income from passive income sources defined in Code Section 7704(d); and (z) that derives less than 90% of its income from the qualifying income described in (1)(i) above. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements described in (2) above, in the case of the Fund’s investment in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Also, for purposes of (2) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

In general, if the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income and gains that are paid to its shareholders in the form of dividends (including capital gain dividends). As a series of a Massachusetts business trust, the Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

By contrast, if the Fund were to fail to qualify as a regulated investment company in any taxable year, (1) the Fund would be subject to tax on its taxable income at corporate rates and would not be able to deduct the distributions it makes to shareholders and (2) each insurance company separate account invested in the Fund would fail to satisfy the diversification requirements applicable to such accounts, with the result that contracts supported by that account would no longer be eligible for tax deferral. In addition, distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. The Fund could also be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

The Fund intends to declare capital gain and ordinary income dividends by the end of each calendar year and to distribute such dividends no later than January 31 of the following year to the extent necessary to avoid income tax at the Fund level and the non-deductible 4% excise tax on undistributed regulated investment company income enacted by the Tax Reform Act of 1986. The 4% excise tax applies to the excess of the required distribution for a calendar year over the amount treated as distributed for that year. Generally, the required distribution equals 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31 of such year (or December 31, if the Fund is permitted to elect and so elects) plus any income or gains from the prior year not previously distributed. The 4% excise tax generally does not apply to any regulated investment company whose sole shareholders are either tax-exempt pension funds or separate accounts of life insurance companies funding variable contracts.

The Fund also intends to comply with the separate diversification requirements for variable annuity and life insurance contracts under Code Section 817(h) and the regulations thereunder, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code. A variable contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The regulations generally require the Fund’s assets to be diversified so that, as of the end of each calendar quarter or within 30 days thereafter, no single investment represents more than 55% of the value of the Fund’s total assets, no two investments represent more than 70% of the Fund’s total assets, no three investments represent more than 80% of the Fund’s total assets and no four investments represent more than 90% of the Fund’s total assets. For this purpose, the regulations treat all securities of the same issuer as a single investment, and in the case of “government securities,” each government agency or instrumentality is treated as a separate issuer. A “safe harbor” is available to a separate account if it meets the diversification tests applicable to regulated investment companies and not more than 55% of its assets constitute cash, cash items, U.S. Government securities and securities of other regulated investment companies.

If the Fund were to fail to comply with these requirements, contracts that invest in the Fund through the participating insurance companies’ separate accounts would not be treated as annuity, endowment or life insurance contracts under the Code and the contract holders generally will be subject to tax on all taxable distributions from the Fund, and on all sales, exchanges or redemptions of shares in the Fund.

Investor Control

In addition, the IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment of those contracts. The IRS has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. A contract holder’s control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings. The Fund has an objective and strategies that are not materially narrower than the investment strategies described in IRS rulings in which strategies, such as investing in large company stocks, international stocks, small company stocks, mortgage-backed securities, telecommunications stocks and financial services stocks, were held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners. Regulations proposed by the Treasury Department in 2004 relating to Section 817(h) of the Code and current published IRS guidance do not directly speak to the strategies such as those used by the Fund, described above. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of “investor control” over a separate account’s investments in funds such as the Fund, and such guidance could affect the treatment of the Fund described herein, including retroactively.

In the event that additional rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objective or investment policies. The Fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

Certain Investments of the Fund

An investment by the Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds and certain stripped securities will, and certain securities purchased at a market discount may, cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

The Fund’s investments in REIT equity securities, if any, may also require the Fund to accrue and distribute income not yet received. In addition, such investments may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in options, futures contracts, forward contracts, swap agreements, other derivatives and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules) that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on that day), and any resulting gain or loss, in addition to gains and losses associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. The Fund will limit its activities in options, futures contracts, forward contracts, short sales “against the box,” swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute “straddles,” and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Foreign Investments and Taxes

Special tax considerations apply with respect to foreign investments by the Fund. Use of foreign currencies for non-hedging purposes and investments by the Fund in certain “passive foreign investment companies” may be limited in order to avoid a tax on the Fund. The Fund may elect to mark to market certain investments in “passive foreign investment companies” on the last day of each year. This election may cause the Fund to recognize income prior to the receipt of cash payments with respect to those investments. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Investment income received by the Fund and gains from foreign securities may be subject to foreign income taxes. The United States has entered into tax treaties with some foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund’s effective rate of foreign tax in advance.

General Considerations

The rules regarding the taxation of the separate accounts of participating insurance companies that utilize the Fund as an investment vehicle for variable life and variable annuity contracts are complex. The foregoing is only a summary of certain material United States federal income tax consequences affecting the Fund. Participating insurance companies and owners of variable life and annuity contracts should consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

XIV. CERTAIN TAX AND ACCOUNTING INFORMATION

As previously indicated, it is the policy of the Fund to meet the requirements of the Code to qualify as a regulated investment company under the federal tax law. When the Fund writes a call option, an amount equal to the premium received by it is included in its balance sheet as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and offering prices. If an option which the Fund has written on an equity security expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

XV. EXPERTS

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110 serves as counsel to MML Trust.

The name MML Series Investment Fund is the designation of Trustees under a Declaration of Trust dated May 14, 1993, as amended from time to time. The obligations of MML Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of MML Trust, but only the property of the relevant series of MML Trust shall be bound.

APPENDIX A

SECURITIES RATINGS

Although the ratings of fixed income securities by Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”) are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P, Moody’s and Fitch’s commercial paper and bond ratings are set forth below.

Commercial Paper Ratings:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. Issues assigned the highest rating of A are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety. The A-1 and A-2 categories are described as follows:

A-1	This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be noted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody’s employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

Issuers (or supporting institutions) rated Prime-1 (or P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 (or P-1) repayment ability will normally be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch’s Short-Term Credit Ratings are graded into six categories, ranging from ‘F-1’ for the highest quality obligations to ‘D’ for the lowest. The F-1 and F-2 categories are described as follows:

“F-1”: Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F-2”: A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Bond Ratings:

S&P describes its four highest ratings for corporate debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s describes its four highest corporate bond ratings as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch describes its four highest long-term credit ratings as follows:

AAA—“AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—“AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—“A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—“BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

A “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC.”

S&P describes its below investment grade ratings for corporate debt as follows:

BB, B, CCC, CC, C—Debt rated “BB,” “B,” “CCC,” “CC” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB—Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB–” rating.

B—Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB–” rating.

CCC—Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B–” rating.

CC—The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C—The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC–” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D—Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s describes its below investment grade corporate bond ratings as follows:

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch describes its below investment grade long-term credit ratings as follows:

BB—“BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B—“B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D—The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

APPENDIX B

PROXY VOTING POLICIES

The following represents the proxy voting policies (the “Policies”) of MML Trust with respect to the voting of proxies on behalf of each series of MML Trust (the “Series”). It is the general policy of MML Trust, and Massachusetts Mutual Life Insurance Company (“MassMutual”) as investment manager to the Series, to delegate (with the exception of any “Funds of Funds” or “Feeder Funds”) voting responsibilities and duties with respect to all proxies to the investment sub-advisers (the “Sub-Advisers”) of the Series.

I. General Principles

In voting proxies, the Sub-Advisers shall be guided by general fiduciary principles and their respective written proxy voting policies. The Sub-Advisers shall act prudently and solely in the best interest of the beneficial owners of the accounts they respectively manage, and for the exclusive purpose of providing benefit to such persons.

II. Sub-Advisers

1. The Sub-Advisers shall each have the duty to provide a copy of their written proxy voting policies to MassMutual and MML Trust annually. The Sub-Advisers’ written proxy voting policies shall maintain procedures that address potential conflicts of interest.

2. The Sub-Advisers shall each maintain a record of all proxy votes exercised on behalf of each series of MML Trust for which they act as investment sub-adviser and shall furnish such records to MassMutual and MML Trust annually.

3. The Sub-Advisers shall report proxy votes that deviated from their normal proxy voting policies and any exceptions to their proxy voting policies to MassMutual quarterly.

4. The Sub-Advisers shall provide MML Trust and MassMutual with all such information and documents relating to the Sub-Adviser’s proxy voting in a timely manner, as shall be necessary for MML Trust and MassMutual to comply with applicable laws and regulations.

III. MML Trust and MassMutual

1. The Chief Compliance Officer of MML Trust shall annually update the Trustees after a review of the Sub-Advisers’ proxy voting policies and actual voting records.

2. The Trustees of MML Trust shall not vote proxies on behalf of MML Trust or the Series.

3. MassMutual shall not vote proxies on behalf of MML Trust or the Series, except that MassMutual shall vote proxies on behalf of any Funds of Funds for which it serves as investment adviser.

4. Whenever a Feeder Fund, as an interestholder of a Master Fund, is requested to vote on any matter submitted to interestholders of the Master Fund, a Feeder Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Feeder Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Feeder Fund shareholders) or cast its votes, as an interestholder of the Master Fund, in proportion to the votes received by the Master Fund from all other interestholders of the Master Fund.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, if applicable, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the SEC’s website at http://www.sec.gov.

T. ROWE PRICE ASSOCIATES, INC

T. ROWE PRICE INTERNATIONAL, INC

T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD

T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations

It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee

T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate and social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Investment Services Group

The Investment Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator

The Investment Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained RiskMetrics Group (“RMG”), formerly known as Institutional Shareholder Services (“ISS”), as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with RMG positions, T. Rowe Price deviates from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Meeting Notification

T. Rowe Price utilizes RMG’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. RMG tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, RMG procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, RMG’s web-based application. RMG is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

Vote Determination

RMG provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence and who serve on key board committees. We withhold votes from directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We also withhold votes for inside directors serving on key board committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for failing to establish a formal nominating committee. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.

Anti-takeover, Capital Structure and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Executive Compensation Issues

T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under- performance), or moving performance targets (to avoid poor payouts), we may withhold votes from compensation committee members.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Social and Corporate Responsibility Issues

Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using RMG’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price may support well-targeted shareholder proposals that call for enhanced disclosure by companies on environmental and other public policy issues that are particularly relevant to their businesses.

Global Portfolio Companies

RMG applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for all markets. The Proxy Committee has reviewed RMG’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with RMG recommendations.

Votes Against Company Management

Where RMG recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she votes contrary to management. Also, our research analysts present their voting recommendations in such situations to our portfolio managers.

Index and Passively Managed Accounts

Proxy voting for index and other passively-managed portfolios is administered by the Investment Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes

In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Investment Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking

Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan

The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Governance Analytics system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations

Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

APPENDIX C

ADDITIONAL PORTFOLIO MANAGER INFORMATION

T. Rowe Price Associates, Inc.

Information below is as of 12/31/08.

The portfolio manager of MML Small Company Value is Preston G. Athey.

	Number of Accounts	Total Assets
Preston G. Athey
Registered investment companies	8	$5,402,791,851
Other pooled investment vehicles	0	$0
Other accounts	9	$479,903,560

Please note that MML Small Company Value is not included in the information listed above.

None of the accounts listed above have performance-based fees.

Conflicts of Interest:

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation:

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Ownership of Securities:

Portfolio Manager	MassMutual Fund Sub-Advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Preston G. Athey	MML Small Company Value Fund	None

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PART C: OTHER INFORMATION

Item 23: Exhibits

Exhibit A:

(1) Registrant’s Agreement and Declaration of Trust, as restated May 14, 1993, incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

(2) Amendment, effective as of May 1, 2006, to Registrant’s Agreement and Declaration of Trust, as restated May 14, 1993.(15)

(3) Amendment, effective as of August 15, 2008, to Registrant’s Agreement and Declaration of Trust, as restated May 14, 1993.(24)

Exhibit B:

(1) Registrant’s By-Laws, as amended and restated August 6, 1993, incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

(2) Amendment, effective as of February 27, 2007, to Registrant’s By-Laws, as amended and restated August 6, 1993, is incorporated by reference to Exhibit B(2) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

Exhibit C:

Not Applicable.

Exhibit D:

(1) Investment Management Agreement between the Registrant and Massachusetts Mutual Life Insurance Company (“MassMutual”) on behalf of MML Growth Equity Fund and MML Small Cap Growth Equity Fund.(1)

(2) Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Growth Equity Fund, effective as of November 28, 2007.(19)

(3) Amendment to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Growth Equity Fund, effective as of June 1, 2008.(24)

(4) Investment Sub-Advisory Agreement between MassMutual and Waddell & Reed Investment Management Company relating to the MML Small Cap Growth Equity Fund, effective as of May 1, 1999.(4)

(5) Amendment to Investment Sub-Advisory Agreement between MassMutual and Waddell & Reed Investment Management Company relating to the MML Small Cap Growth Equity Fund, effective as of June 1, 2008.(24)

(6) Amendment to Investment Sub-Advisory Agreement between MassMutual and Waddell & Reed Investment Management Company relating to the MML Small Cap Growth Equity Fund, effective as of July 1, 2008.(24)

(7) Investment Management Agreement between MassMutual and Registrant on behalf of MML Equity Index Fund, effective as of May 1, 2000, incorporated by reference to Exhibit D(10) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(8) Investment Management Agreement between MassMutual and Registrant on behalf of MML Large Cap Value Fund, effective as of May 1, 2000, incorporated by reference to Exhibit D(11) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(9) Investment Management Agreement between MassMutual and Registrant on behalf of MML OTC 100 Fund (now known as MML NASDAQ-100® Fund), effective as of May 1, 2000, incorporated by reference to Exhibit D(12) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(10) Investment Management Agreement between MassMutual and Registrant on behalf of MML Emerging Growth Fund, effective as of May 1, 2000, incorporated by reference to Exhibit D(13) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(11) Investment Sub-Advisory Agreement between Davis Selected Advisers, L.P. and MassMutual relating to the MML Large Cap Value Fund, effective as of November 15, 2005, incorporated by reference to Exhibit D(8) of Registrant’s Post-Effective Amendment No. 55 to the Registration Statement filed via EDGAR on February 8, 2006.

(12) Amendment to Investment Sub-Advisory Agreement between MassMutual and Davis Selected Advisers, L.P. relating to the MML Large Cap Value Fund, effective as of June 1, 2008.(24)

(13) Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, Inc. (now known as Northern Trust Investments, N.A.) relating to the MML Equity Index Fund, effective as of January 31, 2003, incorporated by reference to Exhibit D(17) of Registrant’s Post-Effective Amendment No. 51 to the Registration Statement filed via EDGAR on April 28, 2003.

(14) Amendment to Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, Inc. (now known as Northern Trust Investments, N.A.) relating to the MML Equity Index Fund, effective as of June 1, 2008.(24)

(15) Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, Inc. (now known as Northern Trust Investments, N.A.) relating to the MML OTC 100 Fund (now known as MML NASDAQ-100® Fund), effective as of January 31, 2003, incorporated by reference to Exhibit D(18) of Registrant’s Post-Effective Amendment No. 51 to the Registration Statement filed via EDGAR on April 28, 2003.

(16) Amendment to Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, Inc. (now known as Northern Trust Investments, N.A.) relating to the MML OTC 100 Fund (now known as MML NASDAQ-100® Fund), effective as of June 1, 2008.(24)

(17) Investment Sub-Advisory Agreement between MassMutual and Essex Investment Management Company, LLC relating to the MML Emerging Growth Fund, effective as of September 10, 2008.(23)

(18) Investment Sub-Advisory Agreement between Wellington Management Company, LLP and MassMutual relating to the MML Small Cap Growth Equity Fund, effective as of February 12, 2002, incorporated by reference to Exhibit D(23) of Registrant’s Post-Effective Amendment No. 48 to the Registration Statement filed via EDGAR on April 29, 2002.

(19) Amendment to Investment Sub-Advisory Agreement between MassMutual and Wellington Management Company, LLP relating to the MML Small Cap Growth Equity Fund, effective as of June 1, 2008.(24)

(20) Investment Management Agreement between MassMutual and Registrant on behalf of MML Asset Allocation Fund, effective as of May 1, 2006.(15)

(21) Investment Management Agreement between MassMutual and Registrant on behalf of MML Equity Income Fund, effective as of May 1, 2006.(15)

(22) Investment Management Agreement between MassMutual and Registrant on behalf of MML Income & Growth Fund, effective as of May 1, 2006.(15)

(23) Investment Management Agreement between MassMutual and Registrant on behalf of MML Growth & Income Fund, effective as of May 1, 2006.(15)

(24) Investment Management Agreement between MassMutual and Registrant on behalf of MML Blue Chip Growth Fund, effective as of May 1, 2006.(15)

(25) Investment Management Agreement between MassMutual and Registrant on behalf of MML Large Cap Growth Fund, effective as of May 1, 2006.(15)

(26) Investment Management Agreement between MassMutual and Registrant on behalf of MML Concentrated Growth Fund, effective as of May 1, 2006.(15)

(27) Investment Management Agreement between MassMutual and Registrant on behalf of MML Mid Cap Value Fund, effective as of May 1, 2006.(15)

(28) Investment Management Agreement between MassMutual and Registrant on behalf of MML Mid Cap Growth Fund, effective as of May 1, 2006.(15)

(29) Investment Management Agreement between MassMutual and Registrant on behalf of MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), effective as of May 1, 2006.(15)

(30) Investment Management Agreement between MassMutual and Registrant on behalf of MML Small Cap Index Fund, effective as of May 1, 2006.(15)

(31) Investment Management Agreement between MassMutual and Registrant on behalf of MML Global Fund, effective as of May 1, 2006.(15)

(32) Investment Management Agreement between MassMutual and Registrant on behalf of MML Foreign Fund, effective as of May 1, 2006.(15)

(33) Investment Sub-Advisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Asset Allocation Fund, effective as of May 1, 2006.(17)

(34) Amendment to Investment Sub-Advisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Asset Allocation Fund, effective as of June 1, 2008.(24)

(35) Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Equity Income Fund, effective as of May 1, 2006.(15)

(36) Amendment to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Equity Income Fund, effective as of June 1, 2008.(24)

(37) Investment Sub-Advisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML Income & Growth Fund, effective as of May 1, 2006.(15)

(38) Amendment to Investment Sub-Advisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML Income & Growth Fund, effective as of June 1, 2008.(24)

(39) Investment Sub-Advisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Growth & Income Fund, effective as of May 1, 2006.(17)

(40) Amendment to Investment Sub-Advisory Agreement between MassMutual and Capital Guardian Trust Company relating to the MML Growth & Income Fund, effective as of June 1, 2008.(24)

(41) Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Blue Chip Growth Fund, effective as of May 1, 2006.(15)

(42) Amendment to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Blue Chip Growth Fund, effective November 28, 2007.(19)

(43) Amendment Two to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Blue Chip Growth Fund, effective as of June 1, 2008.(24)

(44) Investment Sub-Advisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Large Cap Growth Fund, effective as of May 1, 2006.(15)

(45) Amendment to Investment Sub-Advisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Large Cap Growth Fund, effective as of June 1, 2008.(24)

(46) Investment Sub-Advisory Agreement between MassMutual and Legg Mason Capital Management, Inc. relating to the MML Concentrated Growth Fund, effective as of May 1, 2006.(15)

(47) Amendment to Investment Sub-Advisory Agreement between MassMutual and Legg Mason Capital Management, Inc. relating to the MML Concentrated Growth Fund, effective as of December 17, 2007.(19)

(48) Amendment Two to Investment Sub-Advisory Agreement between MassMutual and Legg Mason Capital Management, Inc. relating to the MML Concentrated Growth Fund, effective as of June 1, 2008.(24)

(49) Investment Sub-Advisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML Mid Cap Value Fund, effective as of May 1, 2006.(15)

(50) Amendment to Investment Sub-Advisory Agreement between MassMutual and American Century Investment Management, Inc. relating to the MML Mid Cap Value Fund, effective as of June 1, 2008.(24)

(51) Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Mid Cap Growth Fund, effective as of May 1, 2006.(15)

(52) Amendment to Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. relating to the MML Mid Cap Growth Fund, effective as of June 1, 2008.(24)

(53) Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, N.A. relating to the MML Small Cap Index Fund, effective as of May 1, 2006.(17)

(54) Amendment to Investment Sub-Advisory Agreement between MassMutual and Northern Trust Investments, N.A. relating to the MML Small Cap Index Fund, effective as of June 1, 2008.(24)

(55) Investment Sub-Advisory Agreement between MassMutual and Neuberger Berman Management, Inc. relating to the MML Global Fund, effective as of May 1, 2006.(15)

(56) Amendment to Investment Sub-Advisory Agreement between MassMutual and Neuberger Berman Management, Inc. relating to the MML Global Fund, effective as of June 1, 2008.(24)

(57) Investment Sub-Advisory Agreement between MassMutual and Templeton Investment Counsel, LLC relating to the MML Foreign Fund, effective as of May 1, 2006.(17)

(58) Amendment to Investment Sub-Advisory Agreement between MassMutual and Templeton Investment Counsel, LLC relating to the MML Foreign Fund effective as of June 1, 2008.(24)

(59) Investment Sub-Advisory Agreement between MassMutual and Insight Capital Research & Management, Inc. relating to the MML Emerging Growth Fund.(17)

(60) Amendment Investment Sub-Advisory Agreement between MassMutual and Insight Capital Research & Management, Inc. relating to the MML Emerging Growth Fund, effective as of June 1, 2008.(24)

(61) Investment Management Agreement between MassMutual and Registrant on behalf of MML Conservative Allocation Fund, effective as of August 31, 2007.(18)

(62) Investment Management Agreement between MassMutual and Registrant on behalf of MML Balanced Allocation Fund, effective as of August 31, 2007.(18)

(63) Investment Management Agreement between MassMutual and Registrant on behalf of MML Moderate Allocation Fund, effective as of August 31, 2007.(18)

(64) Investment Management Agreement between MassMutual and Registrant on behalf of MML Growth Allocation Fund, effective as of August 31, 2007.(18)

(65) Investment Management Agreement between MassMutual and Registrant on behalf of MML Aggressive Allocation Fund, effective as of August 31, 2007.(18)

(66) Investment Sub-Advisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), effective as of November 28, 2007.(19)

(67) Amendment to Investment Sub-Advisory Agreement between MassMutual and AllianceBernstein L.P. relating to the MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), effective as of June 1, 2008.(24)

(68) Investment Management Agreement between MassMutual and Registrant on behalf of MML American Funds Growth Fund, effective as of August 15, 2008.(22)

(69) Investment Management Agreement between MassMutual and Registrant on behalf of MML American Funds International Fund, effective as of August 15, 2008.(22)

(70) Investment Management Agreement between MassMutual and Registrant on behalf of MML American Funds Core Allocation Fund, effective as of August 15, 2008.(22)

(71) Investment Management Agreement between MassMutual and Registrant on behalf of MML Small Company Value Fund, effective as of February 25, 2009, is filed herein as Exhibit D(71).

(72) Investment Sub-Advisory Agreement between MassMutual and T. Rowe Price Associates, Inc. regarding MML Small Company Value Fund, effective as of February 25, 2009, is filed herein as Exhibit D(72).

Exhibit E:

Distribution Agreement between the Registrant and MML Distributors, LLC, effective as of August 15, 2008.(21)

Exhibit F:

Amended and Restated Deferred Compensation Plan for Trustees of Registrant, effective as of January 1, 2009.(24)

Exhibit G:

(1) Custodian Agreement between Registrant and State Street Bank and Trust Company (“State Street”), effective as of January 1, 2008.(19)

(2) Appendix A to the Custodian Agreement between the Registrant and State Street, effective as of November 3, 2008.(24)

Exhibit H:

(1) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Equity Index Fund, effective as of May 1, 2000, incorporated by reference to Exhibit H(2) of Registrant’s Post-Effective Amendment No. 45 to the Registration Statement filed via EDGAR on February 15, 2001.

(2) Amendment to the Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Equity Index Fund, effective February 11, 2002, incorporated by reference to Exhibit H(2) of Registrant’s Post-Effective Amendment No. 51 to the Registration Statement filed via EDGAR on April 28, 2003.

(3) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Concentrated Growth Fund, effective as of May 1, 2006.(15)

(4) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Global Fund, effective as of May 1, 2006.(15)

(5) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML American Funds Growth Fund, effective as of August 15, 2008.(22)

(6) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML American Funds International Fund, effective as of August 15, 2008.(22)

(7) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML American Funds Core Allocation Fund, effective as of August 15, 2008.(22)

(8) Administrative and Shareholder Services Agreement between MassMutual and Registrant on behalf of MML Small Company Value Fund, effective February 25, 2009, is filed herein as Exhibit H(8).

(9) Sub-Administration Agreement between MassMutual and State Street, effective as of January 1, 2008.(19)

(10) Appendix A to the Sub-Administration Agreement between MassMutual and State Street, effective as of November 3, 2008.(24)

(11) Participation Agreement among the Registrant, MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company.(18)

(12) First Amendment to Participation Agreement.(20)

(13) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Growth Equity Fund, MML NASDAQ-100® Fund, MML Emerging Growth Fund, MML Equity Index Fund and MML Global Fund.(20)

(14) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund.(18)

(15) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Growth Equity Fund, MML NASDAQ-100® Fund, MML Emerging Growth Fund, MML Equity Index Fund, MML Global Fund, MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund.(21)

(16) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML American Funds Growth Fund, MML American Funds International Fund and MML American Funds Core Allocation Fund.(22)

(17) Expense Limitation Agreement between the Registrant and MassMutual with respect to the MML Small Company Value Fund is filed herein as Exhibit H(17).

Exhibit I:

(1) Opinion of counsel as to the legality of shares being registered for MML Equity Index Fund, incorporated by reference to Exhibit 10 of Registrant’s Post-Effective Amendment No. 35 to the Registration Statement filed via EDGAR on February 14, 1997.

(2) Opinion of counsel as to the legality of shares being registered for the MML Small Cap Growth Equity Fund and MML Growth Equity Fund.(8)

(3) Opinion of counsel as to the legality of shares being registered for MML Large Cap Value Fund, MML OTC 100 Fund (now known as MML NASDAQ-100® Fund) and MML Emerging Growth Fund.(14)

(4) Opinion of counsel as to the legality of shares being registered for MML Asset Allocation Fund, MML Equity Income Fund, MML Income & Growth Fund, MML Growth & Income Fund, MML Blue Chip Growth Fund, MML Large Cap Growth Fund, MML Concentrated Growth Fund, MML Mid Cap Value Fund, MML Mid Cap Growth Fund, MML Small Cap Value Fund (now known as MML Small/Mid Cap Value Fund), MML Small Cap Index Fund, MML Global Fund and MML Foreign Fund.(15)

(5) Opinion of counsel as to the legality of shares being registered for MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund.(18)

(6) Opinion of counsel as to the legality of Service Class and Service Class I shares.(21)

(7) Opinion of counsel as to the legality of shares being registered for MML American Funds Growth Fund, MML American Funds International Fund and MML American Funds Core Allocation Fund.(22)

(8) Opinion of counsel as to the legality of shares being registered for MML Small Company Value Fund is filed herein as Exhibit I(8).

Exhibit J:

(1) Not Applicable.

(2) Power of Attorney for Richard H. Ayers, Allan W. Blair, Mary E. Boland, Richard W. Greene, R. Alan Hunter, Jr., Robert E. Joyal and F. William Marshall, Jr.(15)

(3) Power of Attorney for Elaine A. Sarsynski.(20)

Exhibit K:

Not applicable.

Exhibit L:

Not Applicable.

Exhibit M:

(1) Service Class and Service Class I Distribution and Services Plan.(21)

(2) Amended Schedule A dated February 25, 2009 to Service Class and Service Class I Distribution and Services Plan is filed herein as Exhibit M(2).

Exhibit N:

(1) Amended and Restated Rule 18f-3 Plan for Registrant.(21)

(2) Amended Schedule A dated February 25, 2009 to Amended and Restated Rule 18f-3 Plan is filed herein as Exhibit N(2).

Exhibit O:

Not applicable.

Exhibit P:

(1) Code of Ethics for Davis Selected Advisers, L.P., incorporated by reference to Exhibit P(1) of Registrant’s Post-Effective Amendment No. 54 to the Registration Statement filed via EDGAR on April 28, 2005.

(2) Code of Ethics for Waddell & Reed Investment Management Company.(20)

(3) Code of Ethics for MassMutual, MML Distributors, LLC and MML Series Investment Fund.(24)

(4) Code of Ethics for Northern Trust Investments, N.A., incorporated by reference to Exhibit P(4) of Registrant’s Post-Effective Amendment No. 54 to the Registration Statement filed via EDGAR on April 28, 2005.

(5) Code of Ethics for Essex Investment Management Company, LLC.(23)

(6) Code of Ethics for Wellington Management Company, LLP is incorporated by reference to Exhibit P(6) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(7) Code of Ethics for AllianceBernstein L.P.(20)

(8) Code of Ethics for American Century Investment Management, Inc. is incorporated by reference to Exhibit P(9) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(9) Code of Ethics for Capital Guardian Trust Company.(20)

(10) Code of Ethics for Legg Mason Capital Management, Inc. is incorporated by reference to Exhibit P(12) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(11) Code of Ethics for Neuberger Berman Management, Inc. is incorporated by reference to Exhibit P(13) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(12) Code of Ethics for Templeton Investment Counsel, LLC.(20)

(13) Code of Ethics for T. Rowe Price Associates, Inc.(15)

(14) Code of Ethics for Insight Capital Research & Management, Inc. is incorporated by reference to Exhibit P(16) of Registrant’s Post-Effective Amendment No. 59 to the Registration Statement filed via EDGAR on April 30, 2007.

(1)	Incorporated by reference as Exhibit D(2) to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed via EDGAR on April 29, 1999.
(2)	Intentionally omitted.
(3)	Intentionally omitted.
(4)	Incorporated by reference as Exhibit D(9) to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed via EDGAR on April 29, 1999.
(5)	Intentionally omitted.
(6)	Intentionally omitted.
(7)	Intentionally omitted.
(8)	Incorporated by reference as Exhibit (I)(3) to Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed via EDGAR on April 29, 1999.
(9)	Intentionally omitted.
(10)	Intentionally omitted.
(11)	Intentionally omitted.
(12)	Intentionally omitted.
(13)	Intentionally omitted.
(14)	Incorporated by reference as Exhibit I(4) to Registrant’s Post-Effective Amendment No. 44 to the Registration Statement filed via EDGAR on May 1, 2000.
(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 56 to the Registration Statement filed via EDGAR on April 28, 2006.
(16)	Intentionally omitted.
(17)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 58 to the Registration Statement filed via EDGAR on February 28, 2007.
(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 62 to the Registration Statement filed via EDGAR on August 22, 2007.
(19)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 to the Registration Statement filed via EDGAR on February 21, 2008.
(20)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 64 to the Registration Statement filed via EDGAR on April 30, 2008.
(21)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 to the Registration Statement filed via EDGAR on August 13, 2008.
(22)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 to the Registration Statement filed via EDGAR on August 13, 2008.
(23)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 69 to the Registration Statement filed via EDGAR on December 12, 2008.
(24)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 70 to the Registration Statement filed via EDGAR on February 23, 2009.

Item 24:	Person Controlled by or Under Common Control with the Fund

At the date of this Post-Effective Amendment to the Registration Statement, Registrant did not, directly or indirectly, control any person. Registrant was organized by MassMutual primarily to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. Currently, the Registrant provides a vehicle for the investment of assets of various separate investment accounts established by MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant’s series as are purchased with separate account assets. As a result, MassMutual will own a substantial number of the shares of Registrant, probably for a number of years.

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities’ stock.

1.	C.M. Life Insurance Company, a Connecticut corporation that operates as a life and health insurance company, all the stock of which is owned by MassMutual.

2.	MML Bay State Life Insurance Company, a Connecticut corporation that operates as a life and health insurance company, all the stock of which is owned by C.M. Life Insurance Company.

3.	CML Mezzanine Investor, LLC, a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company, all the stock of which is owned by C.M. Life Insurance Company.

4.	CML Mezzanine Investor L, LLC, a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund, all the stock of which is owned by C.M. Life Insurance Company.

5.	The MassMutual Trust Company, a federally chartered stock savings bank that performs trust services, all the stock of which is owned by MassMutual.

6.	MML Distributors, LLC, a Connecticut limited liability company that operates as a securities broker-dealer. MassMutual has a 99% ownership interest and MassMutual Holding LLC has a 1% ownership interest.

7.	MassMutual Holding LLC, a Delaware limited liability company that operates as a holding company for certain MassMutual entities, all the stock of which is owned by MassMutual.

8.	MassMutual Assignment Company, a North Carolina corporation that operates a structured settlement business, all the stock of which is owned by MassMutual Holding LLC.

9.	MML Investors Services, Inc., a Massachusetts corporation that operates as a securities broker-dealer, all the capital stock of which is owned by MassMutual Holding LLC.

10.	MML Insurance Agency, Inc., a Massachusetts corporation that operates as an insurance broker, all the stock of which is owned by MML Investors Services, Inc.

11.	MMLISI Financial Alliances, LLC, a Delaware limited liability company that operates as a securities broker-dealer. MML Investors Services, Inc. has a 51% ownership interest and Series Members have a 49% ownership interest.

12.	MassMutual Holding MSC, Inc., a Massachusetts corporation that operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding LLC owns all of the outstanding shares of MassMutual Holding MSC, Inc.

13.	MassMutual Corporate Value Limited, a Cayman Islands corporation, 46% of the shares of which are owned by MassMutual Holding MSC, Inc.

14.	MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an ownership interest of approximately 88.4% in MassMutual Corporate Value Partners Limited.

15.	9048-5434 Quebec, Inc., a Canadian corporation that operated as the owner of Hotel du Parc in Montreal, Quebec, Canada. MassMutual Holding MSC, Inc. owned all the shares of 9048-5434 Quebec, Inc. This subsidiary is inactive.

16.	1279342 Ontario Limited, a Canadian corporation that operates as the owner of Deerhurst Resort in Huntsville, Ontario, Canada. MassMutual Holding MSC, Inc. owns all of the shares of 1279342 Ontario Limited.

17.	Cornerstone Real Estate Advisers LLC, a Delaware limited liability company that operates as an investment adviser, all the stock of which is owned by MassMutual Holding LLC.

18.	MML Realty Management Corporation, a Massachusetts corporation that formerly operated as a manager of properties owned by MassMutual, all the stock of which is owned by MassMutual Holding LLC.

19.	Cornerstone Office Management, LLC, a Delaware limited liability company that serves as the general partner of Cornerstone Suburban Office, L.P. Cornerstone Office Management, LLC is 50% owned by Cornerstone Real Estate Advisers, LLC and 50% owned by MML Realty Management Corporation. This entity has been cancelled/withdrawn in all jurisdictions.

20.	Cornerstone Suburban Office, LP, a Delaware limited partnership, that operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 30% limited partnership interest. This entity has been dissolved.

21.	Babson Capital Management LLC, a Delaware limited liability company that operates as an investment adviser, all the stock of which is owned by MassMutual Holding LLC.

22.	Babson Capital Securities Inc (formerly Babson Securities Corporation), a Massachusetts corporation that operates as a securities broker-dealer, all of the stock of which is owned by Babson Capital Management LLC.

23.	FITech Asset Management, L.P. (“AM”), a Delaware Limited Partnership, formed to manage FITech Domestic Value, L.P. (“the Fund”), a “fund-of-funds” that invests in hedge funds. Babson Capital Management LLC is a limited partner in AM, with a 58% controlling interest. This entity has been dissolved.

24.	FITech Domestic Partners, LLC (“DP”), a Delaware limited liability company that is a general partner of FITech Asset Management, L.P. (“AM”). Babson Capital Management LLC is a limited partner in DP, holding a 58% controlling interest. This entity has been dissolved.

25.	Babson Capital Japan KK, formerly known as MassMutual Investment Management Company, a Japanese registered investment adviser, all the stock of which is owned by Babson Capital Management LLC.

26.	Babson Capital Management Inc., a Delaware corporation that holds a “corporation” real estate license, all the stock of which is owned by Babson Capital Management LLC.

27.	Babson Capital Guernsey Limited, an investment management company organized under the laws of the Isle of Guernsey, all the stock of which is owned by Babson Capital Management LLC.

28.	Babson Capital Europe Limited (formerly known as Duke Street Capital Debt Management of London), an institutional debt-fund manager organized under the laws of England and Wales, all the stock of which is owned by Babson Capital Guernsey Limited.

29.	Almack Holding Partnership GP Limited, an English company that will serve as a general partner of each of Almack Leveraged 1 LP, Almack Unleveraged 1 LP, Almack Leveraged 2 LP and Almack Unleveraged 2 LP, all the stock of which is owned by Babson Capital Europe Limited.

30.	Almack Mezzanine Fund Limited, an English company that will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine 1 LP, all the stock of which is owned by Babson Capital Europe Limited.

31.	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Europe Limited, will serve as general partner of Almack Mezzanine II Leveraged LP and Almack Mezzanine II Unleveraged LP.

32.	Aldwych Funding, LLC, a Delaware limited liability company that makes loans and other investments, all the stock of which is owned by Babson Capital Management LLC.

33.	Oppenheimer Acquisition Corp. (“OAC”), a Delaware corporation that operates as a holding company for the Oppenheimer companies. MassMutual Holding LLC owns 97.7% of the capital stock of OAC.

34.	OppenheimerFunds, Inc. (“OFI”), a Colorado corporation that operates as the investment adviser to the Oppenheimer Funds, all the stock of which is owned by OAC.

35.	Centennial Asset Management Corporation, a Delaware corporation that operates as investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all of the stock of Centennial Asset Management Corporation.

36.	OppenheimerFunds Distributor, Inc., a New York corporation that operated as a securities broker-dealer, all the stock of which is owned by OppenheimerFunds, Inc.

37.	Oppenheimer Real Asset Management, Inc., a Delaware corporation that is the sub-adviser to a mutual fund investing in the commodities markets, all the stock of which is owned by OppenheimerFunds, Inc.

38.	Shareholder Financial Services, Inc., a Colorado corporation that operates as a transfer agent for mutual funds, all the stock of which is owned by OppenheimerFunds, Inc.

39.	Shareholder Services, Inc., a Colorado corporation that operates as a transfer agent for various Oppenheimer Funds and MassMutual Funds, all the stock of which is owned by OppenheimerFunds, Inc.

40.	OFI Private Investments, Inc., a New York based corporation that operates as a registered investment adviser, managing smaller separate accounts, commonly known as wrap-fee accounts, which are introduced by unaffiliated broker-dealers on a subadvisory basis for a stated fee. OppenheimerFunds, Inc. owns all of the stock of OFI Private Investments, Inc.

41.	OFI Institutional Asset Management, Inc. (formerly known as OAM Institutional, Inc.), a New York based corporation that operates as a registered investment adviser, providing investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee. OppenheimerFunds, Inc. owns all of the stock of OFI Institutional Asset Management, Inc.

42.	Trinity Investment Management Corporation, a Pennsylvania corporation and registered investment adviser that provides portfolio management and equity research services primarily to institutional clients, all the stock of which is owned by OFI Institutional Asset Management, Inc.

43.	OFI Trust Company (formerly known as Oppenheimer Trust Company), a New York corporation that conducts the business of a trust company, all the stock of which is owned by OFI Institutional Asset Management, Inc.

44.	HarbourView Asset Management Corporation, a New York corporation that operates as an investment adviser, all the stock of which is owned by OFI Institutional Asset Management, Inc.

45.	OppenheimerFunds International Distributor Limited (formerly known as OppenheimerFunds (Asia) Limited), a Hong Kong mutual fund marketing company that is a subsidiary of OFI Institutional Asset Management, Inc. OppenheimerFunds, Inc. holds a 5% ownership interest and OFI Institutional Asset Management, Inc. holds a 95% ownership interest in OppenheimerFunds (Asia) Limited.

46.	OppenheimerFunds International, Ltd. (“OFIL”), a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI”), is the manager of OppenheimerFunds Real Asset Futures plc and OppenheimerFunds plc, each a Dublin-based investment company for which OFI provides portfolio management services as an investment adviser.

47.	Tremont Group Holdings, Inc. (formerly known as Tremont Capital Management, Inc. (which was formerly Tremont Advisers, Inc.)), a New York-based investment services provider that specializes in hedge funds, all the stock of which is owned by Oppenheimer Acquisition Corp.

48.	Tremont (Bermuda), Limited, a Bermuda-based investment adviser, all the stock of which is owned by Tremont Group Holdings, Inc.

49.	Tremont Partners, Inc. (formerly Tremont Advisers, Inc.), a Connecticut corporation that operates as a registered investment adviser, all the stock of which is owned by Tremont Group Holdings, Inc.

50.	Tremont Capital Management Limited, a company based in the United Kingdom, all the stock of which is owned by Tremont Group Holdings, Inc.

51.	Tremont Securities, Inc., a New York Company that acts as a registered broker-dealer, all the stock of which is owned by Tremont Group Holdings, Inc.

52.	Tremont Capital Management Corp., a New York Company, all the stock of which is owned by Tremont Group Holdings, Inc.

53.	Tremont Capital Management (Asia) Limited, a Hong Kong Company, all the stock of which is owned by Tremont Group Holdings, Inc.

54.	Tremont Capital Management (Ireland) Limited, the manager of an Irish umbrella trust that manages a series of non-U.S. strategy based funds, all the stock of which is owned by Tremont Group Holdings, Inc.

55.	Tremont GP, Inc., a Delaware Corporation, all the stock of which is owned by Tremont Group Holdings, Inc.

56.	HYP Management LLC, a Delaware limited liability company that operates as the “LLC Manager” of MassMutual High Yield Partners II LLC, a high yield bond fund. MassMutual Holding LLC owns all of the outstanding stock of HYP Management LLC.

57.	MassMutual High Yield Partners II LLC, a Delaware limited liability company that operates as a high yield bond fund. MassMutual holds approximately 2.49%, MMHC Investment LLC holds approximately 34.11% and HYP Management, Inc. holds approximately 6.82% for an approximate total of 43.42% of the ownership interest in MassMutual High Yield Partners II LLC.

58.	MassMutual Benefits Management, Inc. (formerly known as Westheimer 335 Suites, Inc.), a Delaware corporation that supports MassMutual with benefit plan administration and planning services. MassMutual Holding LLC owns all of the outstanding stock of MassMutual Benefits Management, Inc.

59.	MMHC Investment LLC (formerly known as MMHC Investment, Inc.), a Delaware limited liability company that is a passive investor in MassMutual investments. MassMutual Holding LLC owns all of the outstanding stock of MMHC Investment LLC. This entity has been dissolved.

60.	MassMutual International LLC (formerly known as MassMutual International, Inc.), a Delaware corporation that operates as a holding company for those entities constituting MassMutual’s international insurance operations, all the stock of which is owned by MassMutual Holding LLC.

61.	MassMutual Europe, S.A., a corporation organized in the Grand Duchy of Luxembourg that operates as a life insurance company, all the stock of which is owned by MassMutual International LLC.

62.	MassMutual Asia Limited, a corporation organized in Hong Kong that operates as a life insurance company, 99.99% of which is owned by MassMutual International LLC and .01% of which is owned by MassMutual Holding LLC.

63.	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong that operates as a general insurance agent, 99.99% of which is owned by MassMutual Asia Limited and ..01% is owned by MassMutual Services Limited.

64.	MassMutual Trustees Limited, a corporation organized in Hong Kong that operates as an approved trustee for the mandatory provident funds. MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Limited), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Kenneth Yu (in trust for MassMutual Asia Ltd.) and Protective Capital (International) Limited each hold a 20% ownership interest in MassMutual Trustees Limited.

65.	Protective Capital (International) Limited, a corporation organized in Hong Kong that is a dormant investment company, 99.98% of which is owned by MassMutual Asia Limited, .01% by Jones Leung and .01% by Ling Sau Lei. Protective Capital (International) Limited currently holds a 6.38% ownership interest in MassMutual Life Insurance Company in Japan.

66.	MassMutual Services Limited, a corporation organized in Hong Kong that provided policyholders with estate planning services. MassMutual Asia Limited holds a 50% interest and Protective Capital (International) Limited holds a 50% interest in MassMutual Services Limited. This company is now inactive.

67.	MassMutual Guardian Limited, a corporation organized in Hong Kong that provided policyholders with estate planning services. MassMutual Asia Limited holds a 50% interest and Protective Capital (International) Limited holds a 50% interest in MassMutual Guardian Limited. This company is now inactive.

68.	MassMutual Asia Investors Limited, a Hong Kong company that provides investment advisory services, all the stock of which is owned by MassMutual Asia Limited.

69.	MassMutual International Holding MSC, Inc., a Massachusetts corporation that currently acts as a holding company for the interests of MassMutual International LLC in Taiwan, all the stock of which is owned by MassMutual International LLC.

70.	MassMutual Mercuries Life Insurance Co., a Taiwan corporation that operates as a life insurance company. MassMutual International Holding MSC, Inc. and Mercuries Group each hold a 39.01% ownership interest in MassMutual Mercuries Life Insurance Co. and 21.98% is owned by other shareholders.

71.	Fuh Hwa Securities Investment Trust Co. Ltd., a mutual fund firm in Taiwan. MassMutual Mercuries Life Insurance Company holds a 30.71% ownership interest, MassMutual International Holding MSC, Inc. holds a 21.14% ownership interest, Mercuries-Jeantex holds a 8.25% ownership interest, Mercuries-Fubao holds a 9.60% ownership interest, Mercuries & Associates, Ltd. holds a 3.29% ownership interest, Bank SinoPac holds a 4.63% ownership interest, Fuh Hwa employees hold a 10.09% ownership interest and other shareholders hold a 12.29% ownership interest. This entity has been sold.

72.	MassMutual Life Insurance Company, a Japanese corporation that operates as a life insurance company. MassMutual International LLC owns 80.03%, MassMutual Real Estate GK owns 7.64%, Protective Capital (International) Limited owns 6.38%, MassMutual Asia Limited owns 5.93% and MassMutual Life Insurance Company owns 0.02% of the outstanding shares of MassMutual Life Insurance Company (Japan).

73.	Hakone Fund LLC, a Delaware limited liability company authorized to purchase, borrow sell and otherwise trade in securities, shares and other financial instruments and contracts of U.S. and non-U.S. entities, all the stock of which is owned by MassMutual Life Insurance Company.

74.	Hakone Fund II LLC, a Delaware limited liability company authorized to purchase, borrow, sell and otherwise trade in securities, shares and other financial instruments and contracts of U.S. and non-U.S. entities, all of the stock of which is owned by MassMutual Life Insurance Company.

75.	MM Real Estate GK (formerly known as MM Real Estate Co., Ltd.), a Japanese entity that holds and manages real estate. MassMutual Life Insurance Company (Japan) holds a 4.8% ownership interest and MassMutual International LLC holds a 95% ownership interest in MM Real Estate Co., Ltd. This entity has been sold.

76.	MassMutual Global Wealth Management Limited, a Guernsey company that is the fund manager for its two subsidiary companies (MassMutual Global Allocation Funds PCC Limited and MassMutual Global Wealth Funds PCC Limited), all the stock of which is owned by MassMutual International LLC.

77.	MassMutual Mercuries Insurance Agency Co., Ltd, a Taiwan company which operates as a life insurance agency. MassMutual International holds a 50% interest in MassMutual Mercuries Insurance Agency Co., Ltd.

78.	MassMutual Internacional (Chile) Limitada, a corporation organized in the Republic of Chile that operates as a holding company. MassMutual International LLC holds a 79.43% ownership interest, 1279342 Ontario Limited holds a 20.5% ownership interest and MassMutual Holding LLC holds a .07% ownership interest in MassMutual Internacional (Chile) Limitada.

79.	MassMutual (Chile) Limitada, a limited liability company organized in the Republic of Chile. MassMutual Internacional (Chile) Limitada holds a 99.99% ownership interest and MassMutual International LLC holds a .01% ownership interest in MassMutual (Chile) Limitada.

80.	Compañia de Seguros CorpVida S.A. (formerly known as Compañia de Seguros Vida Corp S.A., (which was formerly Mass Seguros de Vida, S.A.)) a corporation organized in the Republic of Chile that operates as an insurance company. MassMutual (Chile) Limitada owns 33.49%, Corp Group Vida Chile S.A. owns 37.48% and Corp Group Interhold S.A. owns 29.03% of the outstanding shares of Compañia de Seguros Vida Corp S.A.

81.	MML Financial, LLC, a Delaware limited liability company that operates as a holding company, all the stock of which is owned by MassMutual Holding LLC.

82.	MML Investment Products, LLC, a Delaware limited liability company licensed to carry on any lawful business purpose or activity not restricted by the Delaware Limited Liability Company Act, all the stock of which is owned by MML Financial, LLC. This company primarily makes investments.

83.	MML Assurance, Inc., a New York insurance company, all the stock of which is owned by MML Financial, LLC.

84.	Invicta Holdings LLC, a Delaware limited liability company that acts as a holding company, all the stock of which is owned by MML Financial, LLC. This entity has been sold.

85.	Invicta Capital LLC, a Delaware limited liability company that will guarantee the obligations of Invicta Credit LLC, all the stock of which is owned by Invicta Holdings LLC. This entity has been sold.

86.	Invicta Credit LLC, a Delaware limited liability company that will operate as a credit derivative product company selling credit protection using credit default swaps, all the stock of which is owned by Invicta Capital LLC. This entity has been sold.

87.	MassMutual Baring Holding, LLC, a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries, all the stock of which is owned by MassMutual Holding LLC.

88.	MassMutual Holdings (Bermuda) Ltd., a Bermuda company that acts as a holding company for certain MassMutual subsidiaries, all the stock of which is owned by MassMutual Baring Holding, LLC.

89.	Baring Asset Management Limited, a company incorporated under the laws of England and Wales that acts an investment manager/adviser, all the stock of which is owned by MassMutual Holdings (Bermuda) Ltd.

90.	Baring Fund Managers Limited, a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes, all the stock of which is owned by Baring Asset Management Limited.

91.	Baring International Investment Limited, a company incorporated under the laws of England and Wales that acts as an investment manager/adviser, all the stock of which is owned by Baring Asset Management Limited.

92.	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited, all the stock of which is owned by Baring Asset Management Limited.

93.	Baring Investment Services Limited, a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK, all the stock of which is owned by Baring Asset Management Limited.

94.	Baring International Investment Management Holdings, a company incorporated under the laws of England and Wales that acts as an intermediate holding company, all the stock of which is owned by Baring Asset Management Limited.

95.	Baring Asset Management GmbH, a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

96.	Baring France S.A.S. (formerly known as Baring Asset Management France S.A.), a company incorporated under the laws of France that handles distribution and client services for qualified investors, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

97.	Baring Investment Administrative Services (South Africa) Limited, a company incorporated under the laws of South Africa, all the stock of which is owned by Baring International Investment Management Holdings Limited. The company was incorporated to serve as the South African Representative Office for selected collective investment schemes as contemplated in the Regulations made pursuant to Section 37A(1) of the Units Trusts Control Act, 1981, as amended.

98.	Baring International Investment Management Limited, an intermediate holding company organized in Hong Kong, all the stock of which is owned by Baring International Investment Management Holdings Limited.

99.	Baring Asset Management UK Holdings Limited, a company incorporated under the laws of England and Wales that acts as an intermediate holding company, all the stock of which is owned by Baring International Investment Management Limited.

100.	Baring Asset Management (CI) Limited, an investment management company organized under the laws of the Isle of Guernsey, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

101.	Baring International Fund Managers (Ireland) Limited, a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

102.	Baring Mutual Fund Management (Ireland) Limited, a company incorporated under the laws of Ireland that acts as an investment adviser, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

103.	Baring Sice (Taiwan) Limited, a regulated company organized in Taiwan, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

104.	Baring Asset Management (Asia) Holdings Limited, an intermediate holding company organized in Hong Kong, all the stock of which is owned by Baring Asset Management UK Holdings Limited.

105.	Baring Asset Management (Asia) Limited, a company organized in Hong Kong that acts as an investment adviser, all the stock of which is owned by Baring Asset Management (Asia) Holdings Limited.

106.	Baring International Fund Managers (Bermuda) Limited, a company incorporated under the laws of Bermuda that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds, all the stock of which is owned by Baring Asset Management (Asia) Holdings Limited.

107.	Baring Asset Management (Japan) Limited, a company organized in Japan that acts as an investment adviser, all the stock of which is owned by Baring Asset Management (Asia) Holdings Limited.

108.	Baring Asset Management (Australia) Pty Limited, an investment adviser incorporated under the laws of Australia, all the stock of which is owned by Baring Asset Management (Asia) Holdings Limited.

109.	Baring Asset Management Holdings, Inc., a Delaware corporation that acts as an intermediate holding company, all the stock of which is owned by MassMutual Baring Holding LLC. This entity has been dissolved.

110.	Baring Asset Management, Inc., a Massachusetts corporation that acts as an investment adviser, all the stock of which is owned by MassMutual Baring Holding LLC.

111.	MassMutual Capital Partners LLC, a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

112.	First Mercantile Trust Company, a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals, all the stock of which is owned by MassMutual Holding LLC.

113.	MML Series Investment Fund, a Massachusetts business trust that operates as an open-end investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.

114.	MML Series Investment Fund II, a Massachusetts business trust that operates as an open-end investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.

115.	MassMutual Select Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

116.	MassMutual Premier Funds, a Massachusetts business trust that operates as an open-end investment company. The majority of shares are owned by MassMutual.

117.	Panorama Series Fund, Inc., a Maryland corporation that operates as an open-end investment company. All shares issued by the fund are owned by MassMutual and certain affiliates.

118.	Oppenheimer Series Fund Inc., a Maryland corporation that operates as an investment company of which MassMutual and its affiliates own a majority of certain series of shares issued by the fund.

119.	Saar Holdings CDO, Limited, a Cayman Islands corporation that operates as a collateralized debt obligation fund investing in high yield debt securities of primarily US issuers including, to a limited extent, convertible high yield bonds. MMHC Investment LLC holds 40% of the mandatorily redeemable preferred shares if this issuer. Such preferred shares are treated as equity for tax purposes. MassMutual is the collateral manager of Saar Holdings CDO, Limited. Babson Capital Management LLC acts as sub-adviser.

120.	Perseus CDO I, Limited is a Cayman Islands corporation that operates as a collateralized debt obligation fund investing in a diversified portfolio of assets including high yield bonds, senior secured loans, a limited amount of equity securities and certain other assets. MMHC Investment LLC holds 33.4% of the Class D subordinated notes issued by Perseus CDO I Limited. Such notes are treated as equity for tax purposes. MassMutual is the portfolio manager and Perseus Advisors, L.L.C. is the portfolio advisor of Perseus CDO I, Limited. Babson Capital Management LLC acts as sub-adviser.

121.	Antares Funding L.P. is a Cayman Islands exempted limited partnership that invests primarily in high yield bank loans and public high yield bonds. Antares Capital Corporation, formerly an indirect subsidiary of MassMutual, is the collateral manager of Antares Funding LP. Antares Capital Corporation manages the selection, acquisition and disposition of the Loan Collateral Debt Securities. MassMutual manages the High Yield Collateral Debt Securities and Babson Capital Management LLC acts as sub-adviser.

122.	Simsbury CLO Limited is a Cayman Islands corporation that operates as a collateralized bond obligations fund that invests primarily in bank loans and high yield bonds. MassMutual is investment adviser and Babson Capital Management LLC acts as sub-adviser. MassMutual and its affiliated subsidiaries own 34.35% of the Junior Subordinated Notes.

123.	Enhanced Mortgage-Backed Securities Fund Limited is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage-backed securities. Babson Capital Management LLC is the investment manager. MassMutual holds all of the Class B notes and has covenanted to hold at least 25% of the aggregate principal amount of the Class C Certificates directly or through a wholly owned affiliate.

124.	MML Private Placement Investment Company I, LLC, a Delaware limited liability company, all the stock of which is owned by MassMutual.

125.	MML Private Equity Fund Investor LLC, a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments, all the stock of which is owned by MassMutual.

126.	MML Mezzanine Investor, LLC, a Delaware limited liability company that acts as a blocker entity for MassMutual, all the stock of which is owned by MassMutual.

127.	MML Mezzanine Investor II, LLC, a Delaware limited liability company that acts as a blocker entity for MassMutual, all the stock of which is owned by MassMutual.

128.	MMC Equipment Finance LLC, a Delaware limited liability company established to engage primarily in equipment finance and leasing activities, all the stock of which is owned by MassMutual.

129.	Invicta Advisors LLC, a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC, all the stock of which is owned by MassMutual.

130.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) an equipment financing company that provides collateralized lending, financing and leasing services nationwide, all the stock of which is owned by MMC Equipment Finance LLC.

131.	Winmark Special Finance LLC, a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, all the stock of which is owned by MassMutual Asset Finance LLC.

132.	Winmark Limited Funding LLC, a Delaware limited liability company that acquires equipment loans and leases and the related equipment, participation and other interests in such assets, and then issues non-recourse promissory notes that are secured by such assets (excluding residual interests), all the stock of which is owned by MassMutual Asset Finance LLC.

133.	WEF Seller LLC 2006-A, a Delaware limited liability company that previously held a portfolio of rights in equipment loans, equipment leases, related equipment and related rights, all the stock of which is owned by MassMutual Asset Finance LLC.

134.	WEF Issuer LLC 2006-A, a Delaware limited liability company that holds and manages equipment-related assets and makes payments on certain notes, all the stock of which is owned by WEF Seller LLC 2006-A.

135.	Special Value Continuation Fund, LLC

136.	Special Value Continuation Partners, LLC

137.	Special Value Opportunities Fund, LLC

138.	Tennenbaum Opportunities Fund V, LLC

139.	The Asia Pacific Fund, Inc.

140.	The Greater China Fund, Inc.

141.	OFI Institutional Asset Management, Ltd., a limited liability company formed in England, all the stock of which is owned by OppenheimerFunds International, Ltd.

142.	MML ABN Separate Account Holding Company LLC, a Delaware limited liability company which serves as an investment vehicle for a MassMutual separate account, all the stock of which is owned by MassMutual.

143.	MML ABN Separate Account Holding Company II LLC, a Delaware limited liability company which serves as an investment vehicle for a MassMutual separate account, all the stock of which is owned by MassMutual.

144.	MML Mezzanine Investor L, LLC, a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund, all the stock of which is owned by MassMutual.

145.	CML Re Finance LLC, a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties, all the stock of which is owned by C.M. Life Insurance Company.

146.	MML Re Finance LLC, a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties, all of the stock of which is owned by MassMutual.

147.	PL-Apts, LLC, a Delaware limited liability company formed for the purpose of owning an apartment complex in Nashville, Tennessee, all of the stock of which is owned by MassMutual.

MassMutual or Babson Capital acts as the investment adviser of the following investment companies, and as such may be deemed to control them.

1.	MML Series Investment Fund II, a Massachusetts business trust that operates as an open-end investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates. MassMutual acts as adviser for MML Series Investment Fund II and Babson Capital Management LLC acts as sub-adviser to certain series.

2.	MassMutual Premier Funds, a Massachusetts business trust that operates as an open-end investment company. All shares issued by the Trust are owned by MassMutual. MassMutual acts as adviser for each series and Babson Capital Management LLC acts as sub-adviser to certain series. OppenheimerFunds, Inc. and Baring International Investment Limited also act as sub-advisers to certain series.

3.	MassMutual Corporate Investors (“CI”), a Massachusetts business trust that operates as a closed-end investment company. Babson Capital Management LLC is the investment adviser to CI.

4.	MassMutual Participation Investors (“PI”), a Massachusetts business trust which operates as a closed end investment company. Babson Capital Management LLC acts as the investment adviser to PI.

5.	Antares Funding L.P. is a Cayman Islands exempted limited partnership that invests primarily in high yield bank loans and public high yield bonds. Antares Capital Corporation, formerly an indirect subsidiary of MassMutual, is the collateral manager of Antares Funding LP. Antares Capital Corporation manages the selection, acquisition and disposition of the Loan Collateral Debt Securities. MassMutual manages the High Yield Collateral Debt Securities and Babson Capital Management LLC acts a sub-adviser.

6.	MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an ownership interest of approximately 88.4% in MassMutual Corporate Value Partners Limited.

7.	MassMutual High Yield Partners II LLC, a Delaware limited liability company that operates as a high yield bond fund. MassMutual holds approximately 2.49%, MMHC Investment LLC holds approximately 34.11%, and HYP Management, Inc. holds approximately 6.82% for an approximate total of 43.42% of the ownership interest in this company.

8.	Saar Holdings CDO, Limited, a Cayman Islands corporation that operates as a collateralized debt obligation fund investing in high yield debt securities of primarily U.S. issuers including, to a limited extent, convertible high yield bonds. MMHC Investment LLC holds 40% of the mandatorily redeemable preferred shares of this issuer. Such preferred shares are treated as equity for tax purposes. MassMutual is the collateral manager of Saar Holdings CDO, Limited. Babson Capital Management LLC acts as sub-adviser.

9.	Perseus CDO I, Limited is a Cayman Island Corporation that operates as a collateralized debt obligation fund investing in a diversified portfolio of assets including high yield bonds, senior secured loans, a limited amount of equity securities and certain other assets. MMHC Investment LLC holds 33.4% of the Class D subordinated notes issued by Perseus CDO I Limited. Such notes are treated as equity for tax purposes. MassMutual is the portfolio manager and Perseus Advisors, L.L.C. is the portfolio advisor of Perseus CDO I, Limited. Babson Capital Management LLC is the sub-adviser.

10.	Suffield CLO, Limited is a Cayman Islands Corporation that operates as a collateralized loan obligations fund that invests primarily in domestic bank loans and high yield bonds. Babson Capital Management LLC is the investment adviser. MassMutual holds 23.13% of the preferred shares.

11.	Wilbraham CBO Ltd. is a Cayman Islands limited liability company that operates as collateralized bond obligations fund that invests primarily in bank loans and high yield bonds. Babson Capital Management LLC is the investment manager. MassMutual owns 33.99% of the preferred shares.

12.	Enhanced Mortgage-Backed Securities Fund Limited is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage-backed securities. Babson Capital Management LLC is the investment manager. MassMutual holds all of the Class B notes and has covenanted to hold at least 25% of the aggregate principal amount of the Class C Certificates directly or through a wholly owned affiliate.

13.	Special Value Bond Fund II, LLC is a Delaware limited liability company that operates as a high yield bond fund. Babson Capital Management LLC is co-manager of the fund. MassMutual owns 20% of the subordinated notes.

14.	Leland Fund, L.P., a Delaware limited partnership that has made investments in a diversified international fund. Babson Capital Management LLC is the investment manager. MassMutual holds 70.47% of the ownership interest in this entity.

15.	Longmeadow CDO Debt Fund I, Limited, a fund investing in collateralized debt obligation securities that is managed by Babson Capital Management LLC.

16.	Hampden CBO Ltd, a cash/flow CDO investing in investment-grade bonds and loans, primarily U.S. MassMutual holds a 23% interest in the fund, which is managed by Babson Capital Management LLC.

17.	Phoenix Funding Limited, a cash/flow CDO that is managed by Babson Capital Management LLC.

18.	PALMYRA Funding Limited, a fund investing in credit default swaps that is managed by Babson Capital Management LLC.

19.	PALMYRA Funding II Limited, a fund investing in credit default swaps that is managed by Babson Capital Management LLC.

20.	Enhanced Mortgage-Backed Securities Fund Limited III is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage-backed and asset-backed securities, collateralized mortgage obligations, debt securities and derivative instruments. Mass Mutual holds approximately 90% of the equity in the Fund. Babson Capital Management LLC serves as the investment manager.

21.	Connecticut Valley Structured Credit CDO I, Ltd., a fund investing in CBO debt securities. Babson Capital Management LLC serves as the investment manager. MassMutual currently has a 28% interest in the fund.

22.	Storrs CDO Ltd., a special purpose corporation organized under the laws of the Cayman Islands, that invests primarily in residential mortgage-backed securities, commercial mortgage-backed securities, debt issued by real estate investment trusts and collateralized debt obligations. MassMutual holds a 20% equity interest in the company. Babson Capital Management LLC serves as investment adviser.

23.	Phoenix LINRA Limited, a public limited liability company incorporated and registered in Jersey, Channel Islands, that invests primarily in synthetic investment grade bonds using credit default swaps. Babson Capital Management LLC acts as a financial sub agent.

24.	Newton CDO Limited, an exempted company with limited liability incorporated under the laws of the Cayman Islands, that primarily invests in bank loans and high yield bonds. Babson Capital Management LLC acts as a collateral manager.

25.	Tower Square Capital Partners, L.P., a Delaware limited partnership organized by Babson Capital Management LLC Capital Management LLC to invest primarily in mezzanine debt securities, and to a lesser extent in senior debt and/or private equity securities. MassMutual and its affiliates own, directly or indirectly, approximately 71% of the equity interests, of which a subsidiary of Babson Capital Management LLC is the general partner. MassMutual has purchased 33% of the Limited Partnership Interests in Tower Square Capital Partners, L.P. Babson Capital Management LLC serves as the Investment Manager.

26.	Quantitative Enhanced Decisions Fund, L.P. is a Delaware limited partnership and Quantitative Enhanced Decisions Offshore Fund, Ltd is an exempted company incorporated under the laws of the Cayman Islands. Substantially all of the capital of these entities is invested through a master feeder structure in Quantitative Enhanced Decisions Master Fund, L.P., a Cayman Islands limited partnership. These funds, organized in 2002, seek to achieve returns through investments primarily in investment-grade fixed income assets, including mortgage-backed securities and asset-backed securities, and derivative instruments. MassMutual currently owns approximately 60% of the equity in the domestic fund. Babson Capital Management LLC acts as an adviser through its relationship in the GP adviser.

27.	MassMutual/Boston Capital Mezzanine Partners II, L.P. (“Fund II”) is a Delaware limited partnership that operates as a fund investing in junior and senior mortgage loans, mezzanine investments, preferred equity interests and other real estate assets located primarily in the United States. MassMutual is a limited partner and owns 28.7% of Fund II. Boston Mass II LLC, a Delaware limited liability company, is the investment advisor and general partner. Babson Capital Management LLC is a co-manager and owns 50% of Boston Mass II LLC. CM Life is a 1.04% limited partner of Fund II.

28.	Special Value Absolute Return Fund, LLC, a market value high yield/special situations CDO, organized under the laws of Delaware—Babson Capital Management LLC is a Co-Manager and a 7.5% Member of the Managing Member—MassMutual owns 7.5% of the equity in the fund (as a Member).

29.	Mill River Capital Partners, LP, a Convertible Arbitrage hedge fund (feeder fund), organized under the laws of Delaware. Babson Capital Management LLC is the sole member of the GP and is the Investment Manager—GP owns 0.1% of fund, MassMutual owns 99.9% (as the sole limited partner (LP)) (this is the on-shore feeder to the fund next named below).

30.	Mill River Master Fund, LP, a Convertible Arbitrage hedge fund (master fund) organized under the laws of the Cayman Islands. Babson Capital Management LLC is the sole member of the GP and is the Investment Manager—GP owns 0.1% of fund, feeder owns 99.9%.

31.	Connecticut Valley Structured Credit CDO II, Ltd., a cash flow CDO investing in CDO debt securities that is organized under the laws of the Cayman Islands. Babson Capital Management LLC is Portfolio Manager—MassMutual owns 22.24% of preference shares.

32.	Tower Square Capital Limited—Mezzanine debt and equity fund organized under the laws of the Cayman Islands, an offshore feeder for Tower Square fund.

33.	Freedom Collateralized Holding 1999 CDO, Ltd., a cash flow high yield bond CDO organized under the laws of the Cayman Islands. Babson Capital Management LLC serves as Investment Manager.

34.	Freedom Collateralized Holding 2000 CDO, Ltd, a cash flow high yield bond CDO organized under the laws of the Cayman Islands. Babson Capital Management LLC serves as Investment Manager. MassMutual owns 26% of the preference shares.

35.	Babson CLO Ltd. 2003-I is a Cayman Islands exempted limited liability company that operates as a collateralized loan obligations fund that invests primarily in domestic bank loans. Babson Capital Management LLC is the collateral manager. MassMutual holds 30.36% of the ordinary preferred shares.

36.	Jackson Creek CDO, Ltd. a Cayman corporation that operates as a fund investing in high yield debt securities. MassMutual owns 32.5% of the non-voting preferred shares. Babson Capital Management LLC is the collateral manager of Jackson Creek CDO, Ltd.

37.	Hakone Fund LLC, a Delaware limited liability company that invests in high yield bank loans, high yield bonds and commercial mortgage loans. MassMutual Life Insurance Company, a majority-owned indirect subsidiary of MassMutual will be the sole investor in Hakone. Babson Capital Management LLC is the investment manager.

38.	Enhanced Mortgage-Backed Securities Fund Limited IV is a special purpose company incorporated with limited liability in the Cayman Islands, investing primarily in mortgage-backed and asset-backed securities. Mass Mutual holds 38.33% interest in the Fund. Babson Capital Management LLC serves as the investment manager.

39.	Babson Capital High Yield LLC, a Delaware limited liability company that is an unregistered, open-end investment fund investing primarily in high yield corporate debt obligations. MassMutual owns approximately 27% of the interests in this fund.

40.	Winterset Capital Partners, L.P., a Delaware limited partnership that is a hedge fund. MassMutual holds 100% of the ownership interest in this fund.

41.	Winterset Master Fund, L.P., a Cayman Islands limited partnership that operates as a high yield bond and loan and special opportunities hedge fund.

42.	Babson CLO Ltd. 2004-I, an exempted company incorporated with limited liability under the laws of the Cayman Islands. MassMutual holds approximately 20% of the ownership interests in this fund in the form of subordinated notes.

43.	Hanover/Babson Equity Investors Manager LLC.

44.	Babson CLO Ltd. 2004-II.

45.	Babson CLO Ltd. 2005-I.

46.	Babson CLO Ltd. 2005-II.

47.	Great Lakes LLC.

48.	J/Z CBO (Delaware), LLC.

49.	Tower Square Capital LLC.

50.	TSCP Selective, L.P., a United States partnership.

51.	Babson Capital Loan Strategies Fund L.P.

52.	Pioneer Valley Structured Credit CDO I, Ltd.

53.	Stony Hill CDO I (Cayman), Ltd.

54.	Stony Hill CDO II (Cayman), Ltd.

55.	Stony Hill CDO III (Cayman), Ltd.

56.	Stony Hill CDO IV (Cayman), Ltd.

57.	Stony Hill CDO V (Cayman), Ltd.

58.	Griffin’s Wharf Fund, LLC, a Delaware limited liability company that operates as a long/short equity hedge fund.

59.	Griffin’s Wharf Offshore Fund, Ltd., a Cayman Islands corporation that operates as a long/short equity hedge fund.

60.	Simsbury CLO Limited is a Cayman Islands corporation that operates as a collateralized bond obligations fund that invests primarily in bank loans and high yield bonds. MassMutual is investment adviser and Babson Capital Management LLC acts as sub-adviser. MassMutual and its affiliated subsidiaries own 34.35% of the Junior Subordinated Notes.

61.	Babson CLO Ltd. 2005 III

62.	Babson Capital Loan Strategies Master Fund, L.P.

63.	Cobbs Wharf Fund, L.P.

64.	Cobbs Wharf Master Fund, L.P.

65.	Osprey Strategies Ltd.

66.	Quantitative Enhanced Decisions Master Fund, LP.

67.	Quantitative Enhanced Decisions Offshore Fund, Ltd.

68.	Quantitative Enhanced Decisions Fund II, Ltd.

69.	Special Value Opportunities Fund, LLC

70.	Tower Square Capital Partners II, L.P.

71.	Tower Square Capital Partners II-A, L.P.

72.	Whately CDO I, Ltd.

73.	Enhanced Mortgage-Backed Securities Fund V Limited

74.	ELC 1999-II

75.	100.Wrightwood Capital LLC

76.	Aaardvark Funding Limited

77.	Aaardvark Funding II Limited

78.	Aaardvark Funding III Limited

79.	Aaardvark Funding IV Limited

80.	Aaardvark Funding ABS CDO 2007-1

81.	Aaardvark XS Funding Limited

82.	Babson Capital Loan Strategies Offshore Fund Ltd.

83.	Babson CLO Ltd. 2006-I

84.	Babson CLO Ltd. 2006-II

85.	Babson CLO Ltd. 2007-I

86.	Babson Mezzanine Realty Investors, LP

87.	Baring EMEA Absolute Return Fund plc

88.	Baring European Smaller Companies Absolute Return Fund plc

89.	Baring International Foreign Investment Trust

90.	Baring International Investment Limited Active/Passive Index Funds for Employee Trusts

91.	Baring International Investment Limited Trust for Employee Benefit Plans

92.	Baring Investment Series, LLC

93.	Baring Japan Absolute Return Fund plc

94.	Blue Chip Multi-Strategy Fund LP

95.	Blue Chip Multi-Strategy Management LLC

96.	Blue Chip Multi-Strategy Master Fund LP

97.	Cobbs Wharf Management LLC

98.	Cobbs Wharf Offshore Fund Ltd.

99.	Connecticut Valley Structured Credit CDO III, Ltd.

100.	Diversified Credit Opportunity Fund 2003-1, LLC

101.	Diversified Credit Opportunity Fund 2003-1 (Cayman), LP

102.	Fugu Credit PLC

103.	Great Lakes II LLC

104.	Greylock Synthetic CDO

105.	HarbourView CBO I, Limited

106.	HarbourView CDO II, Limited

107.	HarbourView CDO III, Limited

108.	HarbourView CLO IV, Limited

109.	HarbourView CLO 2006-1, Limited

110.	Iris SPV PLC

111.	Leland Fund Master GP, L.P.

112.	Leland Fund Multi GP, Ltd.

113.	Loan Strategies Management LLC

114.	Merryall Fund LP

115.	Merryall Management LLC

116.	Merryall Master Fund L.P.

117.	Mill River Management LLC

118.	OFI Institutional Alpha-Plus Fund, LP

119.	OFI Institutional Core Fixed Income Fund, LLC

120.	OFI Institutional Core Plus Fixed Income Fund, LP

121.	OFI Institutional Discovery Small Cap Growth Fund, LLC

122.	OFI Institutional Emerging Markets Equity Fund, LP

123.	OFI Institutional Enhanced Index Large Cap Growth Fund, LLC

124.	OFI Institutional Fundamental Mid Cap Value Fund, LLC

125.	OFI Institutional Fundamental Small Cap Growth Fund, LLC

126.	OFI Institutional International Equity Fund, LP

127.	OFI Institutional Micro Cap Value Fund, LLC

128.	OFI Institutional Mid Cap Concentrated Growth Fund, LLC

129.	OFI Institutional Mid Cap Growth Fund, LLC

130.	OFI Institutional Commodities Strategy Fund I, LLC

131.	OFI Institutional Short Duration Fixed Income Fund, LLC

132.	OFI Institutional Small Cap Growth Fund, LLC

133.	OFI Institutional SMid Cap Core Fund, LLC

134.	OFI Institutional Market Neutral Fund, LLC

135.	OFI Institutional Mid Cap Value Fund, LLC

136.	OFI Institutional Small Cap Core Fund, LLC

137.	OFI Institutional Small Cap Value Fund, LLC

138.	OFI Institutional Opportunistic Long Short Fund, LLC

139.	OFI Institutional Commodities Opportunities Fund, LLC

140.	OFI Institutional Commodities Strategy Fund II, LLC

141.	OFI Institutional Floating Rate Loan Fund, LLC

142.	OFI Institutional Global Opportunities Fund, LP

143.	OFI Institutional Baring International Fund, LP

144.	OFI Institutional International Index Fund, LP

145.	OFI Institutional Large Cap Core Index Fund, LLC

146.	OFI Institutional Small Cap Index Fund, LLC

147.	Oppenheimer Tremont Opportunity Fund, LLC

148.	Oppenheimer Tremont Market Neutral Fund, LLC

149.	OFITC Capital Appreciation Fund

150.	OFITC Core Fixed Income Fund

151.	OFITC Core Plus Fixed Income Fund

152.	OFITC Emerging Markets Equity Fund

153.	OFITC Enhanced Index Large Cap Core Fund

154.	OFITC Enhanced Index Large Cap Growth Fund

155.	OFITC Enhanced Index Large Cap Value Fund

156.	OFITC Fundamental Small Cap Relative Value Fund

157.	OFITC Global Fund

158.	OFITC Growth & Income Fund

159.	OFITC International ADR Fund

160.	OFITC International Growth Fund

161.	OFITC Intrinsic Value Fund

162.	OFITC Large Cap Core Fund

163.	OFITC Large Cap Value Fund

164.	OFITC Mid Cap Value Fund

165.	OFITC Commodities Strategy Fund I

166.	OFITC Commodities Strategy Fund II

167.	OFITC Commodities Opportunities Fund

168.	OFITC Opportunistic Long Short Fund

169.	OFITC Short Duration Fixed Income Fund

170.	OFITC Small Cap Core Fund

171.	OFITC Small Cap Growth Fund

172.	OFITC Small Cap Value Fund

173.	OFITC SMid Cap Core Fund

174.	OFITC SMid Cap Value Fund

175.	OFITC Quality Bond Fund

176.	OFITC Large Cap Relative Value Fund

177.	OFITC High Yield Fund

178.	OFITC Small Cap Core Fund II

179.	OFITC Money Market Fund

180.	OFITC U.S. Government Trust Fund

181.	OFI Stable Value Trust

182.	Phoenix Funding Limited

183.	Rockall CLO B.V.

184.	Sapphire Valley CDO I, Ltd.

185.	Special Value Absolute Return Fund, LLC

186.	Special Value Bond Fund II, LLC

187.	Winterset Management LLC

MassMutual or Cornerstone Real Estate Advisers LLC acts as the investment adviser or manager of the following investment companies and limited liability companies, and as such may be deemed to control them.

1.	Cornerstone Apartment Fund I, LLC. MassMutual’s ownership interest in this company is 19%.

2.	Cornerstone Partners I, LLC. MassMutual’s ownership interest in this company is 35%.

3.	Cambridge Hotel, LLC, a Delaware limited liability company. MassMutual holds a 65% ownership interest in this company.

4.	CAV I, Inc., a Maryland corporation that invests in residential properties. MassMutual holds a 24.1% ownership interest in this corporation.

5.	Cornerstone Partners IV, LLC, a Delaware limited liability company. MassMutual holds a 55% ownership interest in this company.

6.	Cornerstone Rotational Fund, LLC, a Delaware diversified, closed-end fund. MassMutual holds 100% of the ownership interest in this fund. This entity has merged into Cornerstone Rotational Venture, LLC.

7.	Cornerstone Rotational Venture, LLC.

8.	CREA/PPC Venture, LLC, a Delaware limited liability company. MassMutual is the managing and controlling member of this entity.

9.	LVC-APTS, LP, a Delaware limited partnership formed to take title to residential property.

10.	Cornerstone Apartment Venture I, LLC is 100% owned by MassMutual on behalf of MassMutual and a MassMutual insurance company separate investment account whose sole contract holder is a New York State Teacher’s Retirement System. The entity was formed for the purpose of acquiring interest in entities that develop, own and operate apartment projects.

11.	West Conshohocken, LP, a Pennsylvania limited partnership that owns an office building in suburban Philadelphia. MassMutual wholly owns this entity.

12.	West Conshohocken, LLC, a Pennsylvania limited liability company that is the general partner of West Conshohocken, LP.

13.	Rockville Town Center, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company.

14.	Marco Island Condominium, LLC, a Florida limited liability company that was formed for the purpose of developing and selling condominiums constructed in Marco Island, Florida. This entity is 100% owned by MassMutual.

15.	Three Hundred Third Street, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company.

16.	Hickory Creek Industrial, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company. This entity has been withdrawn/cancelled in all jurisdictions.

17.	VPRH, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company.

18.	Corporate Crossing, LLC is a joint venture that owns real property. Because a third party is entitled to a contingent interest in cash flow and sale proceeds after a preferred return is realized, MassMutual holds a variable interest in this limited liability company. This entity has been withdrawn/cancelled in all jurisdictions.

19.	Cornerstone Real Estate Advisers Asia Limited, a Hong Kong private limited company incorporated 01/23/08 and applying to become a licensed corporation regulated by the SFC in Hong Kong to conduct Type 1 (Dealing in Securities), Type 4 (Advising on Securities) and Type 9 (Asset Management) regulated activities, all of the shares of which are owned by Cornerstone Real Estate Advisers LLC.

20.	Cornerstone Real Estate Advisers Europe B.V., a Netherlands Private Limited Liability Company incorporated 10/31/08 and applying to become a licensed Dutch investment firm regulated by the Dutch Authority for Financial Markets, all of the shares of which are owned by Cornerstone Real Estate Advisers LLC.

Item 25:	Indemnification

Article VIII of Registrant’s Agreement and Declaration of Trust provides for the indemnification of Registrant’s Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the 1940 Act or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual’s directors’ and officers’ liability insurance program, which covers Registrant’s Trustees and officers, consist of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability from shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage. For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26:	Business and Other Connections of the Investment Adviser

a. The Investment Adviser

MassMutual is the investment adviser for the Registrant. MassMutual is a mutual life insurance company organized as a Massachusetts corporation, which was originally chartered in 1851. As a mutual life insurance company, MassMutual has no shareholders. MassMutual’s primary business is ordinary life insurance. It also provides, directly or through its subsidiaries, a wide range of annuity and disability products, and pension and pension-related products and services, as well as investment services to individuals, and corporations and other institutions, in all 50 states of the United States and the District of Columbia. MassMutual is also licensed to transact business in Puerto Rico, and life insurance business in six provinces of Canada, but has no export sales. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual. MassMutual’s principal lines of business are (i) the Individual Insurance Group, which provides life insurance including variable and universal life insurance, annuities and disability income insurance to individuals and small businesses; (ii) Retirement Services, which provides group pension investment products and administrative services, primarily to sponsors of tax qualified retirement plans; and (iii) MassMutual International.

The directors and executive vice presidents of MassMutual, which is located at 1295 State Street, Springfield, Massachusetts, 01111-0001, their positions with MassMutual, and their other principal business affiliations and business experience for the past two years are as follows:

Directors

ROGER G. ACKERMAN, Director (since 1991), Chairman, Corporate Governance Committee and Member, Executive and Operations Committees

Retired Chairman and Chief Executive Officer (since 2001), Corning Incorporated, P.O. Box 45, Phoenix, New York 13135 (manufacturer of advanced materials, communication equipment and environmental products); Director (since 1991), The Brinks Company (transportation and security services), 1801 Bayberry Ct., P.O. Box 18100, Richmond, Virginia 23226-8100; Member, Business Roundtable (since 1996); Member, The Business Council (since 1997); Member, Executive committee, National Association of Manufacturers (since 1991); and Member, Board of Overseers, Rutgers University Foundation (since 1996).

THOMAS C. BARRY, Director (since 2007) and Member, Audit and Investment Committees

Founder, President and Chief Executive Officer (since 1993), Zephyr Management, L.P., 320 Park Avenue, New York, New York 10022; Director, African Capital Alliance, Ltd., Lagos, Nigeria; Member, Council on Foreign Relations, New York, New York; Director, The European Institute of Business Administration (INSEAD), Fontainebleau, France; Director, Harvard Business School Alumni Association, Cambridge, Massachusetts; Trustee, The Hotchkiss School, Lakeville, Connecticut; Advisory Board President, IMEF (INSEAD’s Charitable Foundation), Fontainebleau, France; Dean’s Council, The John F. Kennedy School of Government, Harvard University, Cambridge, Massachusetts; Board, South African Capital Growth Fund; Chairman, Summer Search, New York, New York; Director, Techno Serve, Norwalk, Connecticut; Director, Trickle Up, New York, New York; Trustee, University School, Cleveland, Ohio; and Member, Yale University President’s Council on International Affairs, New Haven, Connecticut.

JAMES R. BIRLE, Lead Director (since 2007) Chairman (2005-2006), Director (since 1996), Chairman, Executive and Investment Committees and Member, Corporate Governance and Operations Committees Chairman (since 1997), Resolute Partners, LLC; President (1994-1997) and Founder (1994), Resolute Partners, Inc. (private merchant bank), Greenwich, Connecticut.

KATHLEEN A. CORBET, Director (since 2008) and Member, Investment and Operations Committees

Former President (2004-2007), Standard & Poor’s, New York, New York; Trustee, Chair, Committee on University Advancement and Member, Nominations and Governance Committee, Boston College, Chestnut Hill, Massachusetts 02467; Member, Dean’s Executive Advisory Board, New York University Stern School of Business, New York, New York 10012; Member, New Canaan Board of Finance, New Canaan, Connecticut; Treasurer, League of Women Voters of New Canaan (Not for profit), New Canaan, Connecticut; and Member, Investment Advisory Committee, New York Community Trust (Not for profit).

JAMES H. DeGRAFFENREIDT, JR., Director (since 2002) and Member, Audit and Corporate Governance Committees

Chairman and Chief Executive Officer (since 1998), Director (since 2001), WGL Holdings, Inc., Washington, D.C., parent company of Washington Gas Light Company (public utility holding company), 101 Constitution Avenue, NW, Washington, DC 20080; Chairman and Chief Executive Officer (since 1998), Director (since 1994), Washington Gas Light Company; Chairman (since 2007) and Director (since 1998), American Gas Association, Washington, D.C.; Director (since 1996), Harbor Bankshares Corporation (Holding Company), Baltimore, Maryland; Director (1998-2006), MedStar Health, Columbia, Maryland; Co-Chairman of the Board (2004-2006) and Director (since 1998), Alliance to Save Energy, Washington, DC; Trustee (since 1999), Federal City Council, Washington, D.C.; Trustee (since 1995), Maryland Science Center, Baltimore, Maryland; and Trustee (since 1999), Walters Art Museum, Baltimore, Maryland.

PATRICIA DIAZ DENNIS, Director (since 1996) and Member, Human Resources and Investment Committees

Senior Vice President and Assistant General Counsel Labor and Employment (since 2005), Senior Vice President and Assistant General Counsel (2004-2005), AT&T Services, Inc. (formerly SBC Services, Inc.), San Antonio, Texas; Chair (2003-2005), The Tomas Rivera Policy Institute; Trustee (1993-2005), Radio and Television News Directors Foundation; National First Vice-Chair (2002-2005) and Chairman of the National Board of Directors (2005-2008), Girl Scouts of the U.S.A.; Director (since 2001), UST-NYSE; Director (2001-2005), Entravision-NYSE; Director (2005-2006), CarrAmerica NYSE; Trustee (since 2003), NHPfoundation; Director (since 2006), Matt Foundation, Inc.; and Regent (1999-2005), Texas State University System.

JAMES L. DUNLAP, Director (since 1989) and Member, Audit and Human Resources Committees

Member, Board of Trustees (since 1998), Culver Educational Foundation, 130 Academy Road, Culver, Indiana 46511-1291; Member, Council of Overseers (since 1987), Jesse H. Jones Graduate School of Administration, Rice University, MS 531, 6100 Main Street, Houston, Texas 77005-1891; Member of the Corporation (since 2001), Woods Hole Oceanographic Institution, Woods Hole, Massachusetts 02543; Member, Board of Trustees, Advisor (since 1991), Nantucket Conservation Foundation, Inc., P.O. Box 13, 118 Cliff Road, Nantucket, Massachusetts 02554-0013; and Director and Member of Compensation and Governance Committees (since 2003), El Paso Corporation, 1001 Louisiana Street, Houston, Texas.

WILLIAM B. ELLIS, Director (since 1996), Chairman, Audit Committee and Member, Executive and Investment Committees.

Lecturer and Resident Fellow (since 1995), Yale University School of Forestry and Environmental Studies, New Haven, Connecticut; Director (since 1998), Pew Center on Global Climate Change; Trustee (since 2005), Carnegie Mellon University; and Director (since 1995), Renegy Holdings Inc. (formerly known as Catalytica Energy Systems, Inc.).

ROBERT A. ESSNER, Director (since 2002), Chairman, Human Resources Committee and Member Operations Committees

Chairman (since 2008), Chairman and Chief Executive Officer (2006-2007), Chairman, President and Chief Executive Officer (2003-2006) and Director (since 1997), Wyeth, 5 Giralda Farms, Madison, New Jersey 07940; and Trustee (since 2002), PennMedicine (the entity governing the University of Pennsylvania School of Medicine and the University of Pennsylvania Health System).

ROBERT M. FUREK, Director (since 1996) and Member, Corporate Governance and Operations Committees

Partner (since 1997), Resolute Partners LLC (private merchant bank); President (since 2003), CATELECTRIC Corp.; Director, ConnCan (non-profit) (current); Director, Island Country Club Charitable Foundation (non-profit) (current); and Trustee, Chair of the Development Committee (1997-2006), Kingswood-Oxford School.

CAROL A. LEARY, PH.D, Director (since 2004) and Member, Audit and Investment Committees

President (since 1994), Bay Path College, 588 Longmeadow Street, Longmeadow, Massachusetts 01106; Director (since 2001), Chair, Compensation Committee (since 2006) and Member, Audit and Governance Committees (since 2001), United Bank, 95 Elm Street, West Springfield, Massachusetts 01089; Past Chair-Chair (2003-2004), Chair of Nominating Committee (2004-2005), the Association of Independent Colleges and Universities in Massachusetts; Chair (2004-2006), Member, Personnel Committee (since

2004), Trustee and Member Compensation Committee (On-going), Community Foundation of Western Massachusetts; Director/Trustee (since 2002) and Treasurer (since 2005), Women’s College Coalition; Member, Board of Trustees (since 2003) and Member, Compensation Committee, The Frank Stanley Beveridge Foundation, Inc.; Member (since 1995), Affiliated Chambers of Commerce of Greater Springfield (Massachusetts); Director (since 2002), Economic Development Council; Trustee (since 1994), Cooperating Colleges of Greater Springfield (Massachusetts); and Founding Trustee (since 2004), Go Fit Foundation.

RAYMOND W. LeBOEUF, Director (since 2008) and Member, Investment and Operations Committees

Chairman and Chief Executive Officer, Retired (1997-2005), PPG Industries, Inc., Pittsburgh, Pennsylvania; Director (since 2000) and Member, Audit and Compensation Committees, ITT Corp.; and Director (since 1997), Chairman, Audit Committee and Member, Compensation Committee, Praxair.

WILLIAM B. MARX, JR., Director (since 1990), Chairman, Operations Committee and Member, Corporate Governance Committee

Senior Executive Vice President, Retired (since 1996), Lucent Technologies (public telecommunications systems and software), 600 Mountain Avenue, Murray Hill, New Jersey 07947.

JOHN F. MAYPOLE, Director (since 1996) and Member, Corporate Governance and Operations Committees

Managing Partner, (since 1984), Peach State Real Estate Holding Company, LLP (Real Estate Investment Company); Co-owner of family businesses (including Maypole Chevrolet, Inc.) (since 1984); Director (1992-2005), Chair-Nominating, Corporate Committees, Member, Governance & Compensation Committee and Member, Audit Committee, Dan River, Inc. (textile manufacturer); Director (1998-2005) and Member, Compensation Committee, Meridian Automotive Systems, Inc. (formerly American Bumper & Mfg. Co.) (manufacturer of automotive/truck components); Director (1999-2006) and Chair, Governance and Nominating Committee, Church & Dwight Co., Inc. (household product/personal care and specialty chemical (Arm & Hammer)) Princeton, New Jersey; Director (since 2002), Chair, Auditing and Investment Committees, and Member, Board Governance, and Compensation & Development Committees, National Captioning Institute, 1900 Gallows Road, Suite 3000, Vienna, Virginia 22182; and Director (since 2004) and Chair, Audit Committee, Knoll, Inc. (design and manufacturer of office furniture and textiles).

MARC F. RACICOT, Director (since 2001) and Member, Audit and Human Resources Committees

President (since 2005), American Insurance Association, 1130 Connecticut Avenue, NW, Suite 1000, Washington, DC 20036; Partner (2001-2005), Bracewell & Giuliani, L.L.P., 2000 K Street, N.W., Suite 500, Washington, D.C. 20006-1872; Director (since 2001), Burlington Northern Santa Fe Corporation; Chairman (since 1999) and Member (since 1993), Jobs for America’s Graduates; Co-Chairman and Member (2001-2005), United States Consensus Council; and Director (2001-2006), Siebel Systems.

STUART H. REESE, Director (since 2005) and Member, Corporate Governance, Executive, Operations and Investment Committees

Executive Officer

WILLIAM T. SPITZ, Director (since 2007) and Member, Audit and Investment Committees

Vice Chancellor for Investments Emeritus (since 1997) and Vice Chancellor and Chief Investment Officer, Vanderbilt University, 2100 West End Avenue, Nashville, Tennessee 37203; Founder and Director (since 1995), Diversified Trust Company; Director (since 2007), Acadia Realty Trust; Director (since 2007), Cambium Global Timberland Ltd.; and Member, Bessemer Trust Company.

STUART H. REESE, Chairman, President and Chief Executive Officer and Director

Chairman, President and Chief Executive Officer (since 2007), President and Chief Executive Officer (2005-2006), Director (since 2005), Executive Vice President and Chief Investment Officer (1999-2005), MassMutual; Chairman (2000-2005) Member of the Board of Managers and Chief Executive Officer (1999-2005), and President (1999-2001 and 2003-2005), Babson Capital Management LLC, Independence Wharf, 470 Atlantic Avenue, Boston, Massachusetts 02210-2208; Chairman and Trustee (1999-2005), MML Series Investment Fund and MassMutual Select Funds (open-end investment companies); Chairman (1999-2005) and Trustee (1999-2005), MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Chairman (2001-2005), MMCI Subsidiary Trust and MMPI Subsidiary Trust; Director (1994-2005), MassMutual Corporate Value Partners Limited, (investment company); Member of the Advisory Board (1996-2005), MassMutual High Yield Partners II LLC (investment company); President (1996-2005), HYP Management LLC; Chairman, Director (1996-2006) and President and Chief Executive Officer (2003-2006), Charter Oak Capital Management, Inc.; Director (2003-2005), Babson Capital Securities Inc (broker-dealer); Director and Member, Compensation and Audit Committees (1999-2005), Cornerstone Real Estate Advisers LLC; Director (since 1999), MLDP Holdings; President (1996-2005), MMHC Investment LLC (formerly known as MMHC Investment, Inc.); Chairman, Director, President and Chief Executive Officer (since 2005) and Executive Vice President-Investments (1996-2005),

MML Bay State Life Insurance Company; Chairman, Director, President and Chief Executive Officer (since 2005) and Executive Vice President-Investments (1996-2005), C.M. Life Insurance Company; Chairman, Director, President and Chief Executive Officer (since 2005) and Executive Vice President (2000-2005), MassMutual Holding LLC; Director (1999-2005), MassMutual Holding MSC, Inc.; Director (2005-2006), MassMutual International, Inc. (now known as MassMutual International LLC); Director (2004-2005), MassMutual Investment Management Company (Japan); Director (2004-2005), MML Assurance, Inc.; Director and Member of Audit Committee (since 1999), Oppenheimer Acquisition Corp.; Director (1994-2005), MassMutual Corporate Value Limited; Executive Vice President Investments (1996-2005), CM Assurance Company; Executive Vice President Investments (1996-2005), CM Benefit Insurance Company; Director (2001-2005), Antares Asset Management, Inc.; Director and Chairman (1996-2005), Antares Capital Corp.; Director (2003-2005), Babson Investment Company; Director (1999-2005), Merrill Lynch Derivative Products; Advisory Board Member (1995-2006), Kirtland Capital Partners (investment partnership); Director and Member, Finance Committee (since 2006), American Council of Life Insurers; Director, Class B (since 2006), Federal Reserve Bank of Boston; Trustee (since 2008), Gettysburg College; Director (since 2007), Christian Medical Fellowship; and Chair, Advisory Board (since 2006), LRN-RAND Center for Corporate Ethics, Law and Governance.

ROGER W. CRANDALL, Executive Vice President, Chief Investment Officer and Co-Chief Operating Officer

Executive Vice President, Chief Investment Officer and Co-Chief Operating Officer (since July 2007), Executive Vice President and Chief Investment Officer (June 2005-July 2007) and Member of the Office of the CEO (since June 2005), MassMutual; President (2006-2007) and Chief Executive Officer (since 2005), Chairman (since 2005) and Member of the Board of Managers (since 2003), Vice Chairman (from March 2005 to June 2005) and Managing Director (since 2000), Babson Capital Management LLC; Non-Executive Director (since 2005), Baring Asset Management Limited; Director (since 2004), Babson Capital Europe Limited; Chairman (since 2005), Trustee (since 2003) and President (2003-2005), MassMutual Corporate Investors and MassMutual Participation Investors; Chairman (since 2005), Trustee (since 2003) and President (2003-2005), MMCI Subsidiary Trust and MMPI Subsidiary Trust; Director (since 2005), Babson Capital Japan KK; Chairman and Director (since 2005), Cornerstone Real Estate Advisers LLC; Executive Vice President-Investments (since 2005) C.M. Life Insurance Company; Executive Vice President-Investments (since 2005), MML Bay State Life Insurance Company; Director (since 2003), MassMutual Corporate Value Limited; Director (since 2003), MassMutual Corporate Value Partners Limited; Director and Vice President (since 2005), MassMutual Holdings (Bermuda) Ltd.; Director and President (since 2005), MassMutual Holding MSC, Inc.; Director (2003-2005), Antares Capital Corporation; Director (2001-2005), Antares Asset Management, Inc; Director (since 2004) and Executive Committee Member (since 2005), MML Assurance, Inc.; President (since 2003), Director (1996-2006) and Member of the Advisory Board (since 2003), HYP Management LLC; President (1998-2006), MassMutual/Darby CBO IM, Inc.; Director (since 1996) and Senior Vice President (since 2003), MMHC Investment LLC; Director (since 2005), Oppenheimer Acquisition Corp.; Director, Chairman and Chief Executive Officer (since 2006), MassMutual Capital Partners LLC; Director (since 2006), MassMutual International LLC; Director (since 2004), Jefferies Finance LLC; Director (since 1999), SAAR Holding CDO Ltd.; and Member of Advisory Board (since 2004), MassMutual High Yield Partners II, LLC.

JOHN V. MURPHY, Executive Vice President

Executive Vice President (since 1997) and Member of the Office of the CEO (since 2005), Executive Vice President (since 2000), MassMutual Holding LLC; MassMutual, 1295 State Street, Springfield, Massachusetts; Chairman, President (since 2001) and Director, Oppenheimer Acquisition Corp. and Oppenheimer Partnership Holdings, Inc.; Director (since 2001), Centennial Asset Management Corporation; Director, OppenheimerFunds Distributor, Inc.; Chairman, President and Chief Executive Officer, OppenheimerFunds, Inc.; Chairman and Director, Shareholder Services, Inc. and Shareholder Financial Services, Inc.; President and Director, OppenheimerFunds Legacy Program; Director, OFI Institutional Asset Management, Inc., Trinity Investment Management Corporation, Tremont Capital Management, Inc., HarbourView Asset Management Corporation and OFI Private Investments, Inc.; President and Director of Oppenheimer Real Asset Management, Inc.; and member, Board of Governors of the Investment Company Institute.

WILLIAM F. GLAVIN, JR., Executive Vice President and Co-Chief Operating Officer

Executive Vice President and Co-Chief Operating Officer (since July 2007), Executive Vice President (2006- July 2007) and Member of the Office of the CEO (since 2006), MassMutual; Chief Executive Officer (2005-2006), President (2005-2006), Managing Director (2003-2006), Chief Operating Officer and Chief Compliance Officer (2003-2006), and Member of the Board of Managers (2003-2006), Babson Capital; Director (2005-2007), Baring Asset Management Limited; Director and Deputy Chairman (since 2005), MassMutual Holdings (Bermuda) Ltd.; Director (2004-2006), Babson Capital Europe Limited; President (2003-2006) and Chief Compliance Officer (2004-2006), Babson Capital Securities Inc.

MARK D. ROELLIG, Executive Vice President and General Counsel

Executive Vice President and General Counsel (since December 2005), MassMutual; Vice President, General Counsel and Secretary (2005), Fisher Scientific International Inc.; Vice President, General Counsel and Secretary (2002-2005), Storage Technology Corp.; Board Member and Corporate Secretary (2000-2002), Bulletin News Network Inc.; and Executive Vice President Public Policy, Human Resources & Law, Secretary and General Counsel, US WEST, Inc.

MICHAEL T. ROLLINGS, Executive Vice President and Chief Financial Officer

Executive Vice President and Chief Financial Officer (since 2006), Senior Vice President (2004-2006) and Deputy Chief Financial Officer (2004-2006), MassMutual; Executive Vice President (since 2003), MassMutual Holding LLC; Director (since 2004), MML Assurance, Inc.; Manager (since 2004), MML Financial, LLC; Manager (since 2004), MML Investment Products, LLC; Director (since 2006), MML Investors Services, Inc.; Director, President and Chief Executive Officer (since 2002), MassMutual Funding LLC; Director (since 2005), MassMutual Holdings, (Bermuda) Ltd.; Director (since 2005), Oppenheimer Acquisition Corp.; Director (since 2006), Cornerstone Real Estate Advisers LLC; Director (since 2006), MassMutual International Holding MSC, Inc.; Director (since 2006) 9048-5434 Quebec Inc.; Director, Tremont Group Holdings, Inc.; Director (since 2006), MassMutual International LLC; Director (since 2006), MMHC Investment LLC; Director (since 2006), HYP Management LLC; Director (since 2006), MassMutual Assignment Company; Director (since 2006), MassMutual Benefits Management, Inc; Director (since 2006), MassMutual Capital Partners LLC; Executive Vice President and Chief Financial Officer (since 2006), C.M. Life Insurance Company; Executive Vice President and Chief Financial Officer (since 2006), MML Bay State Life Insurance Company; and Member of the Board of Managers (since 2005), Babson Capital Management LLC.

ELAINE A. SARSYNSKI, Executive Vice President and Chief Administrative Officer

Executive Vice President (Retirement Services Division) (since 2008), Executive Vice President and Chief Administrative Officer (June 2006-2008), President and Chief Executive Officer (since July 2006), MassMutual International LLC; Senior Vice President and Chief Administrative Officer, Community Relations, Corporate Communications, Corporate Human Resources and Corporate Services (since September 2005), MassMutual; and First Selectman and Chief Executive Officer (2001-July 2005), Suffield, Connecticut.

ALLIANCEBERNSTEIN L.P. (“ALLIANCEBERNSTEIN”)

The information with respect to each director and principal executive officer of AllianceBernstein L.P. is as follows:

Executive Management

Lewis A. Sanders

Chairman of the Board and Chief Executive Officer

Mark R. Manley

Senior Vice President, Deputy General Counsel and Chief Compliance Officer

Gerald M. Lieberman

President and Chief Operating Officer

Seth J. Masters

Executive Vice President, Head of Blend Strategies Services and Chief Investment Officer of Blend Strategies

Lawrence H. Cohen

Executive Vice President and Chief Technology Officer

Marc O. Mayer

Executive Vice President of AllianceBernstein and Executive Managing Director of AllianceBernstein Investments, Inc.

Laurence E. Cranch

Executive Vice President and General Counsel

Douglas J. Peebles

Executive Vice President, Co-Chief Investment Officer of Fixed Income and Director of Global Fixed Income

Edward J. Farrell

Senior Vice President and Controller

Jeffrey S. Phlegar

Executive Vice President, Co-Chief Investment Officer of Fixed Income and Director of U.S. Investment-Grade Fixed Income

Sharon E. Fay

Executive Vice President and Chief Investment Officer of Global Value Equities

James G. Reilly

Executive Vice President and US Large Cap Growth Team Leader

Marilyn G. Fedak

Executive Vice President, Head—Bernstein Global Value Equities and Co-Chief Investment Officer—US Large Cap Value

Paul C. Rissman

Executive Vice President and Chief Investment Officer of Growth Equities

James A. Gingrich

Executive Vice President of AllianceBernstein and Chairman and CEO of Sanford C. Bernstein & Co., LLC

Lisa A. Shalett

Executive Vice President of AllianceBernstein and Global Research Director of Alliance Growth Equities

Mark R. Gordon

Executive Vice President, Director of Global Quantitative Research, Co-Head of Alternative Investments and Chief Investment Officer of Global Diversified Funds

David A. Steyn

Executive Vice President and Global Head of Client Service and Marketing

Thomas S. Hexner

Executive Vice President and Head of Bernstein Global Wealth Management

Gregory J. Tencza

Executive Vice President and Head of Institutional Investments

Robert H. Joseph, Jr

Senior Vice President and Chief Financial Officer

Christopher M. Toub

Executive Vice President, Chief Executive Officer of AllianceBernstein Limited and Head—Global/International Growth Equities

Board of Directors

Dominique Carrel-Billiard

Director of AllianceBernstein Corporation

Henri de Castries

Director of AllianceBernstein Corporation

Christopher M. Condron

Director of AllianceBernstein Corporation

Denis Duverne

Director of AllianceBernstein Corporation

Richard S. Dziadzio

Director of AllianceBernstein Corporation

Peter Etzenbach

Director of AllianceBernstein Corporation

Deborah S. Hechinger

Director of AllianceBernstein Corporation

Weston M. Hicks

Director of AllianceBernstein Corporation

Gerald M. Lieberman

President and Chief Operating Officer

Lewis A. Sanders

Chairman of the Board and Chief Executive Officer

Lorie A. Slutsky

Director of AllianceBernstein Corporation

A.W. (Pete) Smith, Jr.

Director of AllianceBernstein Corporation

Peter J. Tobin

Director of AllianceBernstein Corporation

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

(“AMERICAN CENTURY”)

Business and Other Connections of the Investment Advisor

In addition to serving as a subadviser for the Registrant, American Century Investment Management, Inc. provides portfolio management services for other investment companies as well as for other business and institutional clients. Business backgrounds of the directors and principal executive officers of the subadviser during the past two fiscal years are as follows:

James E. Stowers, Jr. (Director). Founder, Director and Controlling Shareholder, American Century Companies, Inc. (ACC). Also serves as a Director of American Century Global Investment Management, Inc. (ACGIM), American Century Services, LLC (ACS), American Century Investment Services, Inc. (ACIS), other ACC subsidiaries and a number of American Century-advised investment companies.

Jonathan S. Thomas (Executive Vice President and Director). President and Chief Executive Officer, ACC. Also serves as Executive Vice President and Director, ACGIM; President, Chief Executive Officer and Director, ACS; Director, ACIS, other ACC subsidiaries; Director for various American Century-advised investment companies. Formerly Managing Director, Morgan Stanley (March 2000 to November 2005).

Enrique Change (President, Chief Executive Officer and Chief Investment Officer). Executive Vice President, ACC. Also serves as President, Chief Executive Officer and Chief Investment Officer, ACGIM.

Maryanne Roepke (Chief Compliance Officer). Chief Compliance Officer, ACGIM and ACS. Also serves as Senior Vice President, ACS.

Jon Zindel (Senior Vice President, Chief Financial Officer and Chief Accounting Officer). Vice President, Chief Financial Officer and Chief Accounting Officer, ACC; Senior Vice President, Chief Financial Officer and Chief Accounting Officer, ACGIM, ACS and other ACC subsidiaries; Senior Vice President and Chief Accounting Officer, ACIS.

Chuck Etherington (Senior Vice President and General Counsel). Vice President and General Counsel, ACC. Also serves as Senior Vice President and General Counsel, ACGIM, ACS, other ACC subsidiaries and various American Century-advised investment companies. Vice President and General Counsel, ACIS.

The principal address for all American Century entities other than ACGIM is 4500 Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third Avenue, 23rd Floor, New York, NY 10017.

CAPITAL GUARDIAN TRUST COMPANY (“CAPITAL GUARDIAN”)

Capital Guardian Trust Company

Current Directors and Officers and

Affiliations Within Last Two Years

as of March 1, 2008

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
John S. Armour Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Vice President
Capital Guardian Trust Company

Curtis A. Baker Senior Vice President Capital Guardian Trust Company	N/A	N/A

Andrew F. Barth Director and President	The Capital Group Companies	Director
Capital Guardian Trust Company

	Capital International Research, Inc.	Director, Executive Vice President

	Capital International Research, Inc.	Director, Vice Chairman of Global Research

	Capital International Research, Inc.	Formerly, President

Michael D. Beckman Senior Vice President	The Capital Group Companies	Senior Vice President of Central Services Group
Capital Guardian Trust Company

	The Capital Group Companies	Formerly, Director

	Capital Guardian Trust Company of Nevada	Director

	Capital International Asset Management, Inc.	Director and President

	Capital International Financial Services, Inc.	Director and President

	Capital International Asset Management (Canada), Inc.	Senior Vice President

	Capital Group International, Inc.	Formerly, Senior Vice President

Julius T. (Terry) Berkemeier Senior Vice President	Capital International, Inc.	Vice President
Capital Guardian Trust Company

	Capital International Limited	SeniorVice President

	Capital International Research, Inc.	Senior Vice President

Mark E. Brubaker Senior Vice President and	Capital International, Inc.	Senior Vice President and Senior Counsel
Senior Counsel
Capital Guardian Trust Company	Capital Guardian Trust Company	Formerly, Vice President

Michael A. Burik Senior Vice President and	Capital International, Inc.	Senior Vice President and Senior Counsel
Senior Counsel
Capital Guardian Trust Company	Capital International Financial Services, Inc.	Vice President and Secretary

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Gerald C. du Manoir Senior Vice President	Capital Guardian (Canada,) Inc.	Vice President
Capital Guardian Trust Company

	Capital International Research, Inc.	Formerly, Senior Vice President

Scott M. Duncan Senior Vice President	N/A	N/A
Capital Guardian Trust Company

John B. Emerson Director and Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director and Chairman
Capital Guardian Trust Company

Michael R. Ericksen Director and Senior Vice President	The Capital Group Companies	Director
Capital Guardian Trust Company

	Capital International Limited	Director and Chairman

Michael A. Felix Director, Senior Vice President and Treasurer	Capital Guardian (Canada), Inc.	Senior Vice President, and Treasurer
Capital Guardian Trust Company	Capital International, Inc.	Director and Senior Vice President

	Capital Guardian Research, Inc.	Director

David I. Fisher Director and Chairman	Capital Group International, Inc.	Director and Chairman
Capital Guardian Trust Company	Capital International, Inc.	Director and Vice Chairman

	Capital International Limited	Director and Vice Chairman

	Capital International Limited (Bermuda)	Director and President

	The Capital Group Companies, Inc.	Director and Chairman

	The Capital Group Companies, Inc.	Formerly, Chairman of the Executive Committee

	Capital International Research, Inc.	Director

	Capital Group Research, Inc.	Director

Clive N. Gershon Senior Vice President	N/A	N/A
Capital Guardian Trust Company

Laurentius Harrer Senior Vice President	Vice President	Capital International S.A.
Capital Guardian Trust Company

Cheryl L. Hesse Senior Vice President and Senior Counsel	Capital International, Inc.	Senior Vice President and Senior Counsel
Capital Guardian Trust Company

	Capital Management Services, Inc.	Secretary

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Mary M. Humphrey Senior Vice President	N/A	N/A
Capital Guardian Trust Company

William H. Hurt Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director Formerly, Chairman

	Capital Strategy Research, Inc.	Director and Chairman

Todd S. James Senior Vice President	Capital International Research, Inc.	Senior Vice President
Capital Guardian Trust Company

Peter C. Kelly	Capital International, Inc.	Director, Senior Vice President, Senior Counsel and Secretary
Director, Senior Vice President and Senior Counsel
Capital Guardian Trust Company	Capital International Emerging Markets Fund	Director

	Capital Group International, Inc.	Secretary

Charles A. King Senior Vice President Capital Guardian Trust Company	N/A	N/A

Naomi H. Kobayashi Senior Vice President and Senior Counsel	Capital International, Inc.	Senior Vice President and Senior Counsel
Capital Guardian Trust Company

Lianne K. Koeberle Director and Senior Vice President Capital Guardian Trust Company	N/A	N/A

Victor D. Kohn Director	Capital International, Inc.	Director and President
Capital Guardian Trust Company	Capital International Research, Inc.	Formerly, Senior Vice President

Nancy J. Kyle Director and Vice Chairperson	Capital Guardian (Canada), Inc.	Director and Vice Chairperson
Capital Guardian Trust Company

Karin L. Larson Director	Capital Group Research, Inc.	Director, Chairperson, and President
Capital Guardian Trust Company	Capital International Research, Inc.	Director and Chairperson

Michael D. Locke Senior Vice President	Capital International Research, Inc.	Senior Vice President
Capital Guardian Trust Company

Formerly, Vice President

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Karen A. Miller Director and Senior Vice President Capital Guardian Trust Company	Capital International Research, Inc.	Formerly, Senior Vice President

Robert H. Neithart Director and Senior Vice President Capital Guardian Trust Company	Capital International Research, Inc.	Director and Executive Vice President Research Director/Coordinator

Formerly, Vice President	Capital Strategy Research, Inc.	Director and Vice President

Shelby Notkin Senior Vice President Capital Guardian Trust Company Formerly, Director	Capital Guardian Trust Company, a Nevada Corporation	Director

Michael E. Nyeholt Senior Vice President Capital Guardian Trust Company	N/A	N/A

Mary M. O’Hern Senior Vice President	Capital International Limited	Senior Vice President
Capital Guardian Trust Company	Capital International, Inc.	Senior Vice President

Jeffrey C. Paster Senior Vice President Capital Guardian Trust Company	N/A	N/A

Jason M. Pilalas Director Capital Guardian Trust Company	Capital International Research, Inc.	Senior Vice President

Marie C. Powell Director	Capital International Limited	Senior Vice President
Capital Guardian Trust Company	Capital Group Companies	Senior Vice President

Paula B. Pretlow Senior Vice President Capital Guardian Trust Company	N/A	N/A

George L. Romine, Jr. Senior Vice President Capital Guardian Trust Company	N/A	N/A

Robert Ronus Senior Vice President Capital Guardian Trust Company	Capital Group International, Inc.	Senior Partner Formerly Director

Formerly, Director and Vice Chairman	Capital International, Inc.	Senior Vice President

	Capital International Limited	Senior Vice Presiden

	Capital Guardian (Canada), Inc.	Formerly, Director and Chairman

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Theodore R. Samuels Director and Senior Vice President	The Capital Group Companies	Director
Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director

Lionel M. Sauvage Director and Senior Vice President	The Capital Group Companies	Director
Capital Guardian Trust Company	Capital International, Inc.	Senior Vice President

	Capital Guardian (Canada), Inc.	Vice President

	Capital International Limited	Senior Vice President

Karen L. Sexton Senior Vice President Capital Guardian Trust Company	N/A	N/A

Lawrence R. Solomon Senior Vice President	Capital International Research Inc.	Senior Vice President
Capital Guardian Trust Company	Capital Management Services Inc.	Director

Formerly, Director

Eugene P. Stein Director and Vice Chairman	Capital Strategy Research, Inc.	Director and Vice Chairman
Capital Guardian Trust Company	The Capital Group Companies Inc.	Formerly, Director

P. Andrew Stenovec Director and Executive Vice President Capital Guardian Trust Company	N/A	N/A

Eric H. Stern Director and Senior Vice President Capital Guardian Trust Company	Capital International Research, Inc.	Senior Vice President

Jill A. Sumiyasu Director and Senior Vice President Capital Guardian Trust Company	N/A	N/A

Philip A. Swan Senior Vice President Capital Guardian Trust Company	N/A	N/A

Name and Position With Capital Guardian Trust Company	Other Company(ies)	Position With Other Company(ies)
Elmon L. Vernier, Jr. Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Vice President

Formerly, Vice President

Shaw B. Wagener Senior Vice President	The Capital Group Companies, Inc.	Formerly, Director
Capital Guardian Trust Company	Capital Group International, Inc.	Director, President

	Capital International, Inc.	Director, Chairman

	Capital International Management Company S.A.	Director

Eugene M. Waldron Senior Vice President Capital Guardian Trust Company	N/A	N/A

Alan J. Wilson Director and Senior Vice President	Capital International Research, Inc.	Director, President, Research Director/Coor
Capital Guardian Trust Company	Capital International Research, Inc.	Formerly, Executive Vice President

	Capital Research Company	Director

	American Funds Distributors, Inc	Director

	The Capital Group Companies, Inc.	Director

Robin L. Zakoor Senior Vice President Capital Guardian Trust Company	N/A	N/A

DAVIS SELECTED ADVISERS, L.P. (“DSA”)

Davis Selected Advisers, L.P. (“DSA”) and affiliated companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered domestic and off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-adviser to other investment companies. Affiliated companies include:

Davis Investments, LLC: the sole general partner of DSA. Controlled by its sole member, Christopher C. Davis.

Venture Advisers, Inc.: is a corporation whose primary purpose is to hold limited partner units in DSA.

Davis Selected Advisers – NY, Inc.: a wholly-owned subsidiary of DSA, is a federally registered investment adviser which serves as sub-adviser for may of DSA’s advisory clients.

Davis Distributors LLC: a wholly owned subsidiary of DSA, is a registered broker-dealer which serves as primary underwriter of the Davis Funds and Selected Funds.

Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

Andrew A. Davis (6/25/63), 124 East Marcy Street, Santa Fe, NM 87501. Director and President or Vice President of each of the Davis Funds and the Selected Funds. President of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

Christopher C. Davis (7/13/65), 609 Fifth Avenue, New York, NY 10017. Director and President and/or Vice President of each of the Davis Funds and the Selected Funds; President of Clipper Fund, Director, Chairman of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA, which are described above. Is an employee of Shelby Cullom Davis & Co., a registered broker/dealer. Director, Washington Post.

Kenneth C. Eich (8/14/53), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Executive Vice President and Principal Executive Officer of each of the Davis Funds, Selected Funds, and Clipper Fund; Chief Operating Officer of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

Douglas Haines (3/4/71) 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Treasurer Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds, the Selected Funds, and Clipper Fund; Vice President of Davis Investments, LLC.

Sharra L. Haynes (9/25/66) 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President Chief Compliance Officer of each of the Davis Funds, the Selected Funds, and Clipper Fund; Vice President of Davis Investments, LLC. Also serves as Chief Compliance Officer for DSA and as a senior officer for several companies affiliated with DSA which are described above.

Thomas D. Tays (03/07/57), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Secretary of each of the Davis Funds, Selected Funds, and Clipper Fund; Vice President Chief Legal Officer and Secretary, Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

Gary Tyc (05/27/56), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Chief Financial Officer Treasurer, and Assistant Secretary of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

Russell O. Wiese (05/18/66) 609 Fifth Avenue, New York, NY 10017. Chief Marketing Officer of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

ESSEX INVESTMENT MANAGEMENT COMPANY, LLC

(“ESSEX”)

Business backgrounds of the directors and principal executive officers of the sub-adviser during the past two fiscal years are as follows:

Joseph C. McNay

Chairman, Chief Investment Officer & Managing Principal

Joe is Chairman and Chief Investment Officer of Essex. He has direct portfolio management responsibilities on a variety of funds and on behalf of private clients. He is a member of the firm’s Management Board. Prior to founding Essex in 1976, Joe was Executive Vice President and Director of Endowment Management & Research Corp. for nine years. Before 1967, Joe was Vice President and Senior Portfolio Manager at the Massachusetts Company. Currently he is serving as Trustee of National Public Radio, Trustee of the Dana Farber Cancer Institute, and is a Trustee and member of the Children’s Hospital Investment Committee. He received his A.B. degree from Yale University and his M.B.A. degree from the Wharton School of Finance.

Stephen D. Cutler, CFA

President, Managing Principal & Portfolio Manager

Steve is the President of Essex and has direct portfolio management responsibilities for private clients. As one of Essex’s three Managing Principals, he is responsible for the overall management of Essex. Prior to joining Essex in 1989, Steve was President and Director of Baring America (formerly Endowment Management & Research Corp.) for eighteen years. Prior to Baring, Steve was Director of Investments and Portfolio Manager for the Massachusetts Company and was a Portfolio Manager and Analyst for five years at Keystone. Steve is a member of the Boston Security Analysts Society and is a Chartered Financial Analyst. He serves as a Trustee of Babson College and is a member of the Investment Committee of the South Shore YMCA. Steve earned his A.B. degree from Brown University and received his M.B.A. from Babson College.

Christopher P. McConnell, CPA

Chief Executive Officer, Chief Compliance Officer & Managing Principal

As Chief Executive Officer, Chris is responsible for the overall management of the firm. Chris is also a member of the Firm’s Management Board. Chris joined Essex in 1993 as its Chief Financial Officer and Chief Compliance Officer. Before joining Essex in 1993, he was a Senior Tax Manager with Deloitte & Touche, LLP for ten years specializing in financial planning and investment management firms. He is a Certified Public Accountant registered in both Massachusetts and Texas. Chris is a former member of the Advisory Board of Northeastern University Graduate Tax Program and was an adjunct professor of the Graduate Tax Program. Chris is a founding board member of the Boston Hedge Fund Group. He is also a member of AICPA and the Massachusetts Society of Certified Public Accountants. He received his B.S. degree from Northeastern University and his M.S.T. from the University of Houston.

Nancy B. Prial, CFA

Senior Principal & Portfolio Manager

Nancy is a Portfolio Manager on the Essex Small/Micro Cap Growth and Small/Mid Cap Growth strategies. Prior to joining Essex in 2005, Nancy spent six years at The Burridge Group, LLC as Vice President & Chief Investment Officer and four years at the Twentieth Century division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Nancy graduated from Bucknell University with a B.S. in electrical engineering and a B.A. in mathematics. She earned her M.B.A. from Harvard Business School. Nancy serves as a Trustee for Bucknell University.

Deborah A. Coulter, CPA

Chief Financial Officer & Compliance Manager

As the Firm’s Chief Financial Officer, Deb leads a department of three professionals, one of whom is a Certified Public Accountant. Prior to joining Essex in 1995, Deborah was a Senior Tax Associate with Deloitte & Touche, LLP. She received her B.S. in Accounting from Stonehill College.

INSIGHT CAPITAL RESEARCH & MANAGEMENT, INC. (“INSIGHT CAPITAL”)

The following are the Executive Officers and Board of Directors for Insight Capital Research and Management, Inc., a California Corporation.

Mr. Collins Collins, CFA

Chairman, Board of Directors

CEO and Chief Investment Officer

Mr. Collins developed Insight’s investment approach over a 40-year period. He made his first investments in growth stocks in 1956. Mr. Collins began his management career as a mutual fund manager in San Francisco. In the 1970’s, he worked for Wells Fargo Investment Advisors as a Senior Portfolio Manager handling institutional accounts. While at Wells Fargo, Mr. Collins developed quantitative methods for analyzing securities and optimizing portfolios. In 1988, he founded Insight Capital with Lisa Miller to provide money management services to institutional and retail investors.

Mr. Collins brings to the investment process a wealth of business experience. After serving as a Naval Officer, he worked as an engineer for General Electric. After graduating from the Harvard Business School, Mr. Collins joined the Raychem Corporation. In addition to investing in growth companies, Mr. Collins has experience in high-tech venture capital investments and investing in turnaround situations. This is a unique background and it has served Insight’s clients well.

A sought-after speaker on investment topics, Mr. Collins has appeared on Wall Street Week, CNBC, and CNNfn and is frequently quoted by leading financial publications. He holds an MBA from Harvard, a Bachelor degree in Electrical Engineering from the Georgia Institute of Technology and holds the Chartered Financial Analyst designation.

Lisa K. Miller

Member, Board of Directors

Executive Vice President, COO,

and Chief Compliance Officer

As a founder of Insight, Mrs. Miller has contributed to both the investment management and operational development of the firm. Working side-by-side with Jim Collins at the onset of the firm’s inception, and later as a member of the Investment Committee from its inception until May 2000, she has contributed to Insight’s solid, long-term performance records. Today, Mrs. Miller manages the firm’s overall operations as COO. She also is responsible for administering Insight’s Compliance Program as Chief Compliance Officer.

Prior to co-founding Insight, Mrs. Miller was the manager of administration for a retail franchiser. She joined that company at a time when it was expanding its franchise offerings. By participating in this expansion, Mrs. Miller gained considerable experience in compliance-related issues, client servicing and the value of managing growth for a corporation and its employees. Mrs. Miller holds a Bachelor of Science degree in Sociology from Oregon State University.

Victor Trautwein III

Member, Board of Directors

Mr. Trautwein serves on Insight’s Board of Directors as an outside Director and is not employed by Insight. Currently he is Director of Operations of Kids Alive; Co-Field Director for the Dominican Republic. Prior to his position with this non-profit, he worked as both General Manager and in Business Development for Weyerhaeuser Company in recycling operations, after starting with the firm in their Forest Products division as a Business Analyst. Prior to working with Weyerhaeuser Company, Mr. Trautwein was an Associate at Mercer Management Consulting.

Mr. Trautwein holds a Bachelor of Science degree in Engineering Sciences Dartmouth College and an MBA from Stanford Graduate School of Business.

Charles S. Gehring, CFA

Managing Director, Senior Vice President

Director of Investment Management

Mr. Gehring joined Insight Capital in 1992. In his capacity as Director of Investment Management, Mr. Gehring serves as Chairman of the Investment Committee, of which he has been a member since 1994. Mr. Gehring served as Portfolio Manager for the Mid-Cap Growth Portfolio from 1995-2006 and as Portfolio Manager for the Large-Cap Growth Portfolio since 2001. His prior experience at Insight includes trading, financial analysis, and management of other portfolios. Mr. Gehring has contributed to the development of various systems for the monitoring of stocks and the market, trade management and new products.

Prior to joining Insight, Mr. Gehring worked in numerous capacities with HomeFed Bank. He received a Bachelor of Business Administration degree from the University of San Diego. He earned the designation of Personal Financial Planner from the University of California, San Diego Extension Program. Mr. Gehring is a member of the CFA Institute and the Security Analysts of San Francisco. He also holds the Chartered Financial Analyst designation.

Philip Hamilton

Managing Director, Director of Marketing

Mr. Hamilton leads Insight’s marketing efforts. Mr. Hamilton is also a member of Insight’s management committee. Prior to joining Insight, Mr. Hamilton worked for Quadra Capital Partners in Boston, where he was responsible for marketing and client servicing to Taft-Hartley and corporate clients. Mr. Hamilton was a Senior Researcher in Finance at Harvard Business School where he spent more than seven years in research and administrative roles. He started his investment career at The Boston Company.

Mr. Hamilton received his Master of Arts degree in Economics from Southern Methodist University and his Bachelor of Arts degree in Economics from the University of Maine. He is a member of the Investment Management Consultants Association.

LEGG MASON CAPITAL MANAGEMENT, INC. (“LEGG MASON”)

Legg Mason Capital Management, Inc. (“LMCM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMCM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, LMCM
Director, Batterymarch
Manager, Brandywine
Director, Brandywine Singapore
Manager, Clear Adv
Director, Clear Asset
Senior Executive Vice President, Legg Mason, Inc.
Director, Barrett
Director, Bartlett
Director, LMFA
Director, LM Canada Hldg
Director, LM Funding
Manager, GAA
President, LMGE
Manager, LMIC
Manager, LMPFA
Director, LMREI
Director, LMRESA
President and Director, LMRC
President and Director, LMRG
President and Director, LMRP
President and Director, LM Tower
President and Director, LMRCII
President and Director, LMRC Properties
Director, PCM I
Director, PCM II
Director, Permal
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, WAM Singapore

Charles J. Daley, Jr.	Treasurer and Director, LMCM
President, Treasurer and Director, BMML
Manager, Clear Adv
Director, Clear Asset
Senior Vice President and Treasurer, Legg Mason, Inc.
Director, LMFA
Treasurer, LMFunds
President and Director, LM Funding
Manager, GAA
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Manager, LMPFA
President and Director, LM Properties

Treasurer, LMREI
President and Director, LMCRES
President and Treasurer, LMRESA
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Director, LMTS
Treasurer, LM Tower
Vice President and Treasurer, LMRC II
Vice President and Treasurer, LMRC Properties
President and Director, LM Canada Hldg

Mark R. Fetting	Director, LMCM
Manager, Brandywine
President, CEO, Chairman and Director, LMFA
Director, Batterymarch
Manager, Clear Adv
Director, Clear Asset
President, CEO and Director, Legg Mason, Inc.
Manager, GAA
President and Managing Director, LMIS
Manager, LMPFA
Director, LMFunds
Director, PCM I
Director, PCM II
Manager, Royce

Raymond A. Mason	Director, LMCM
Chairman and Director, Legg Mason, Inc.
Director, LM Tower
Director, LM Holdings
Director, PCM I
Director, PCM II
Manager, Royce

Thomas C. Merchant	Secretary, LMCM
Secretary, Brandywine
Vice President and Assistant Secretary, Legg Mason, Inc.
Secretary, Barrett
Assistant Secretary, Bartlett
Assistant Secretary, BRE
Secretary, LMFunds
Secretary, LMIC
Vice President and Secretary, LM Funding
Secretary, LMREI
Secretary, LMCRES
Secretary, BMML
Secretary, LM Canada Hldg
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Secretary, LM Properties
Secretary, LMREI
Secretary, LMRESA
Secretary, LMRC

Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMRC II
Secretary, LMRC Properties

William H. Miller III	Chairman, CIO and Director, LMCM
Managing Member, LMM

Jennifer W. Murphy	Senior Vice President, CFO and Director, LMCM
COO, LMM

Addresses:

Barrett Associates, Inc. (“Barrett”)

565 Fifth Avenue

New York, NY 10017

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

John Hancock Tower

200 Clarendon Street, 49th Floor

Boston, MA 02116

BMML, Inc. (“BMML”)

100 Light Street

Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

BRE Group, Inc. (“BRE”)

36 East Fourth Street

Cincinnati, OH 45202

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eighth Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eighth Avenue

New York, NY 10018

Legg Mason Capital Management, Inc. (“LMCM”)

100 Light Street

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 Light Street

Baltimore, MD 21202

Legg Mason Funding Corp. (“LM Funding”)

100 Light Street

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“GAA”)

300 First Stamford Place, 4th Floor

Stamford, CT 06902

Legg Mason Global Equities, LLC (“LMGE”)

100 Light Street

Baltimore, MD 21202

Legg Mason, Inc.

100 Light Street

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 Light Street

Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)

100 Light Street

Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)

El Regidor No 66

Piso 10

Las Condes, Santiago

Chile

Legg Mason Investment Counsel, LLC (“LMIC”)

100 Light Street

Baltimore, MD 21202

Legg Mason Investor Services, LLC (“LMIS”)

100 Light Street

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

399 Park Ave.

New York, NY 10022

Legg Mason Properties, Inc. (“LM Properties”)

5955 Carnegie Boulevard

Suite 200

Charlotte, NC 28209

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 Light Street

Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)

100 Light Street

Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 Light Street

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 Light Street

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 Light Street

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 Light Street

Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)

100 Light Street

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 Light Street

Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)

100 Light Street

Baltimore, MD 21202

LM Fund Services, Inc. (“LMFunds”)

100 Light Street

Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)

155 Bishopsgate

London EC2M 3TY

England

LMRC II, Inc. (“LMRC II”)

100 Light Street

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 Light Street

Baltimore, MD 21202

LMM LLC (“LMM”)

100 Light Street

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited (“WAMCL”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Ltd (“WAM Tokyo”)

Ote Center Building

1-1-3 Otemachi Chiyoda-ku

Tokyo 100-0004

Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 13

120 Collins Street

GPO Box 507

Melbourne Victoria 3000

Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)

1 George Street, #23-01

Singapore 049145

NEUBERGER BERMAN MANAGEMENT, INC. (“NEUBERGER BERMAN”)

SUNDMAN, PETER	PRESIDENT AND DIRECTOR
CONTI, ROBERT	SENIOR VICE PRESIDENT
GAFFNEY, BRIAN	SENIOR VICE PRESIDENT
LANE, JEFFREY	DIRECTOR
RIVKIN, JACK	DIRECTOR/CHAIRMAN
GERSON, MAXINE	GENERAL COUNSEL AND SECRETARY
WILLIAMS, CHAMAINE	CHIEF COMPLIANCE OFFICER

NORTHERN TRUST INVESTMENTS, N.A. (“NTI”)

Business and Other Connections of Investment Adviser

Northern Trust Investments, N.A. (“NTI,” formerly known and conducting business as Northern Trust Investments, Inc.) is a wholly-owned subsidiary of The Northern Trust Company (“TNTC”), an Illinois state chartered bank. TNTC is a wholly-owned subsidiary of Northern Trust Corporation (“NTC”), a bank holding company. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively as “Northern Trust.” Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Securities, Inc. (“NTSI”), a wholly-owned subsidiary of NTC. NTSI is located at 50 South LaSalle Street, Chicago, IL 60603.

Name and Position with Investment Adviser (NTI)	Name of Other Company	Position with Other Company
Beckman, Carl P.	The Northern Trust Company	Senior Vice President
Treasurer and Senior Vice President

Carberry, Craig R.	The Northern Trust Company	Senior Attorney
Secretary

Dudley, Jr., Orie Leslie	The Northern Trust Company	Executive Vice President
Director, Executive	and Northern Trust Corporation	and Chief Investment Officer
Vice President and
Chief Investment Officer

Gingras, Donna	Northern Trust Securities, Inc.	Senior Vice President
Vice President & Controller

Gossett, Mark C.	The Northern Trust Company	Senior Vice President
Director, Chief Operating Officer and
Senior Vice President

Logan, Lyle	The Northern Trust Company	Executive Vice President
Executive Vice President & Director

Mancusi, Stella	The Northern Trust Company	Vice President
Assistant Treasurer &
Second Vice President

Meservey, Marilyn J.	The Northern Trust Company	Vice President
Assistant Treasurer & Vice President
Robertson, Alan W.	The Northern Trust Company	Senior Vice President

St. Clair, Joyce	The Northern Trust Company	Executive Vice President
Director

Vardas, Michael A.	The Northern Trust Company	Senior Vice President
Director & Senior Vice President

Waddell, Frederick H.	The Northern Trust Company	Executive Vice President
Director, President & CEO

Wennlund, Lloyd A.	The Northern Trust Company	Executive Vice President
Director and Executive
Vice President

TEMPLETON INVESTMENT COUNSEL, LLC (“TEMPLETON”)

Executive Officers

Donald F. Reed - Chairman and Chief Executive Officer

Gary P. Motyl - President

Madison S. Gulley - Executive Vice President

Gregory E. McGowan - Executive Vice President

Cynthia L. Sweeting - Executive Vice President/ Director of Portfolio Management

Peter A. Nori - Executive Vice President/ Portfolio Manager- Research Analyst

T. ROWE PRICE ASSOCIATES, INC. (“T. ROWE PRICE”)

Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“Group”) owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Savings Bank (“Savings Bank”), a wholly owned subsidiary of Price Associates, was incorporated in 2000 as a federally chartered savings bank. The Savings Bank provides federally insured bank products to a national customer base.

T. Rowe Price International, Inc. (“T. Rowe Price International”), a Maryland corporation, is a wholly owned subsidiary of TRP Finance, Inc. T. Rowe Price International was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund. T. Rowe Price International, which has offices in London, Baltimore, and other global locations, is an SEC registered investment adviser under the Investment Advisers Act of 1940, and is also registered with the Financial Services Authority (“FSA”) in the United Kingdom, the Monetary Authority of Singapore (“MAS”), and the Securities and Futures Commission of Hong Kong (“SFC”).

T. Rowe Price Global Investment Services Limited (“Global Investment Services”), is a U.K. corporation, organized in 2000 and a wholly owned subsidiary of Group. Global Investment Services is a registered investment adviser with the FSA, the Kanto Local Finance Bureau (“KLFB”) and FSA in Japan, and with the SEC under the Investment Advisers Act of 1940. Global Investment Services is an investment manager, with primary responsibility for marketing and client servicing for non-U.S. clients. Global Investment Services may delegate investment management responsibilities to Price Associates or T. Rowe Price International. Global Investment Services also acts as sponsor, investment manager, and primary distributor of the TRP Funds SICAV. Global Investment Services is headquartered in London, and has several other global locations.

T. Rowe Price Global Asset Management Limited (“Global Asset Management”), is a U.K. corporation and a wholly owned subsidiary of Group. Global Asset Management is a registered investment adviser with the FSA and provides investment management services to Japanese investment trusts and other investment products for sale, investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management, or non-U.S. registered collective investment schemes and Global Asset Management. Global Asset Management is also an SEC registered investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which Price Associates and T. Rowe Price International sponsor and serve as investment adviser (the “Price Funds”). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

T. Rowe Price Associates Foundation, Inc. (the “Foundation”) was incorporated in 1981 (and is not a subsidiary of Price Associates). The Foundation’s overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions and volunteer service T. Rowe Price employees give to qualifying organizations of their choice are matched according to established guidelines.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. (“RPS”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and nonqualified employee benefit plans, individual retirement accounts, and common trust funds.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership organized in 1995 which invests in private financings of emerging growth companies.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. (“TRP Canada”), a wholly owned subsidiary of Price Associates, is a Maryland corporation organized in 1988. TRP Canada is registered with the Ontario Securities Commission, as a non-Canadian Advisor, in the categories of Investment Counsel and Portfolio Manager, to provide advisory services to individual and institutional clients residing in Canada. TRP Canada is also registered with the Manitoba Securities Commission as an Investment Counsel (International Adviser) and with the British Columbia Securities Commission as a Portfolio Manager and Investment Counsel (Securities) and with the SEC as a registered investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of Group, was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

Directors of T. Rowe Price Group, Inc.

Listed below are the directors and executive officers of Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

James T. Brady, Director of T. Rowe Price Group, Inc. Mr. Brady is the managing director of MidAtlantic of Ballantrae International, Ltd., a management consulting firm; Nexcen Brands, Inc. an owner, manager, and developer of intellectual property; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady’s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

J. Alfred Broaddus, Jr., Director of T. Rowe Price Group, Inc. Mr. Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr. Broaddus’ address is 4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb’s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Dr. Alfred Sommer, Director of T. Rowe Price Group, Inc. Dr. Sommer retired as dean of the Johns Hopkins Bloomberg School of Public Health in September 2005. He continues to serve as a professor of ophthalmology, epidemiology, and international health at this institution; Director of BD, Inc., a medical technology company; Director of the Academy for Educational Development; Chairman of the MicroNutrient Forum; Director of the Foundation of the National Institutes of Health; Director of the Laser Foundation; and senior medical advisor for Helen Keller International. Dr. Sommer’s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group, Inc. Mr. Taylor is president of Corporate Development Services, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust, and a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. He also serves on the National Board of the National Association of Industrial & Office Properties, and is President of its Maryland chapter. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Capitol College, and Lincoln University. Mr. Taylor’s address is 8815 Centre Park Drive, Suite 400, Columbia, Maryland 21045.

Anne Marie Whittemore, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Mrs. Whittemore’s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of Group and/or the investment managers (Price Associates, T. Rowe Price International, Global Investment Services, or Global Asset Management):

Name	Company Name	Position Held With Company
Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President

	T. Rowe Price Associates, Inc.	Director Vice President

	T. Rowe Price (Canada), Inc.	Director President

	T. Rowe Price Global Asset Management Limited	Chairman of the Board Director

	T. Rowe Price Global Investment Services Limited	Chairman of the Board Director

	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President

	T. Rowe Price Insurance Agency, Inc.	Director President

	T. Rowe Price International, Inc.	Director

	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President

	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director

	T. Rowe Price Savings Bank	Chairman of the Board Director

	T. Rowe Price Services, Inc.	Chairman of the Board Director

	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President

Calum Ferguson	T. Rowe Price Global Asset Management Limited	Chief Compliance Officer Vice President

	T. Rowe Price Global Investment Services Limited	Chief Compliance Officer Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price International, Inc.	Chief Compliance Officer Vice President

John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer

	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President

	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Investment Services, Inc.	Vice President

James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President

	T. Rowe Price Global Asset Management Limited	Director

	T. Rowe Price Global Investment Services Limited	Director

	T. Rowe Price Group, Inc.	Chief Executive Officer Director President

	T. Rowe Price International, Inc.	Director

	T. Rowe Price Threshold Fund Associates, Inc.	Director Vice President

S. James Mazarakis	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President

Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer

	TRP Colorado Springs, L.L.C.	President

	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President

	TRP Finance, Inc.	Director President

	TRP Suburban, Inc.	Director President

	TRP Suburban Second, Inc.	Director President

Mary J. Miller	T. Rowe Price Associates, Inc.	Director Vice President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Trust Company	Director

Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President

	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President

	T. Rowe Price Trust Company	Vice President

R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President

	T. Rowe Price Global Asset Management Limited	Chief Executive Officer Director President

	T. Rowe Price Global Investment Services Limited	Chief Executive Officer Director President

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Retirement Plan Services, Inc.	Vice President

	T. Rowe Price Trust Company	Vice President

	TRPH Corporation	Director President

	T. Rowe Price (Canada), Inc.	Vice President

David J.L. Warren	T. Rowe Price Associates, Inc.	Director

	T. Rowe Price Group, Inc.	Vice President

	T. Rowe Price Global Asset Management Ltd.	Director

	T. Rowe Price Global Investment Services Ltd.	Director

	T. Rowe Price International, Inc.	Chief Executive Officer Director President

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (“WRIMCO”)

Waddell & Reed Investment Management Company (“WRIMCO”) is an indirect subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 62201-9217. WRIMCO and/or its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. since each company’s inception.

WRIMCO Directors and Officers

HENRY J. HERRMANN

CEO and President (since 1993), Director (since 1998), and Chairman of the Board (since 2005)

Hire Year 1971

Education: New York University – BS 1966 Chartered Financial Analyst

MIKE L. AVERY

Executive Vice President and Chief Investment Officer (since 2005) and Director (since 2007)

Hire Year 1981

Education: University of Missouri – BS, Saint Louis University - MBA 1981

JOHN E. SUNDEEN, JR.

Director (since 2001), Executive Vice President and Chief Administrative Officer (since 2004)

Hire Year 1983

Education: University of Kansas – BS 1983, University of Missouri/Kansas City - MBA, 1986 Chartered Financial Analyst

MARK G. SEFEROVICH

Senior Vice President and Portfolio Manager (since 1996)

Hire Year 1989

Education: University of Kansas - BA 1969, University of Arkansas – MBA 1971, Chartered Financial Analyst

KENNETH G. MCQUADE

Vice President and Portfolio Manager (since 2003)

Hire Year 1997

Education: Bradley University, Peoria, IL - BS 1992

BRENT K. BLOSS

Treasurer (since 2004)

Hire Year 2002

Education: Southwest Missouri State University-B.S. in Accounting 1991, C.P.A.

LAWRENCE J. CIPOLLA

Chief Operations Officer and Senior Vice President (since 2004)

Hire Year 1995

Education: University of Missouri at Warrensburg, University of Missouri at Kansas City, University of

Wisconsin Graduate School of Banking

DANIEL P. CONNEALY

Chief Financial Officer and Senior Vice President (since 2004) and Director (since 2005)

Hire Year 2004

Education: Rockhurst University (1968) - BSBA in Accounting, C.P.A.

WENDY J. HILLS

Associate General Counsel (since 2000), Secretary (since 2004), and Senior Vice President (since 2007)

Hire Year 1998

Education: University of Kansas - BA, 1993, University of Kansas - School of Law 1997

KRISTEN A. RICHARDS

Associate General Counsel (since 2000), Chief Compliance Officer (since 2001), and Senior Vice President (since 2007)

Hire Year 1995

Education: University of Kansas - BA, 1991, University of Kansas - School of Law – JD, 1994.

DANIEL C. SCHULTE

Senior Vice President and General Counsel (since 2000)

Hire Year 1998

Education: Bethel College - BS, 1988 University of Kansas - School of Law – JD, 1992

WELLINGTON MANAGEMENT COMPANY, LLP (“WELLINGTON MANAGEMENT”)

The principal business address of Wellington Management Company, LLP is 75 State Street, Boston, Massachusetts 02109. Wellington Management Company, LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company, LLP, the Fund’s investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Item 27:	Principal Underwriters

(a)	MML Distributors LLC is the General Distributor of the Trust Shares.

(b)	MML Distributors, LLC is the general distributor for the Registrant.

The following are the names and positions of the officers and directors of MML Distributors, LLC, whose principal office is 1295 State Street, Springfield, Massachusetts 01111-0001:

William F. Glavin, Chief Executive Officer, President and Springfield OSF Supervisor (since 4/20/2007), MML Distributors, LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Executive Vice President and Co-Chief Operating Officer, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Peter G. Lahaie, Vice President (since 9/21/2007), Chief Financial Officer and Treasurer (since 5/9/2005), MML Distributors, LLC.

Michael Fanning, Member Representative (since 1/1/2007), and U.S. Insurance Group Supervisor (since 4/20/2007), MML Distributors, LLC, MassMutual Holding LLC, and Massachusetts Mutual Life Insurance Company (“MassMutual”), 1295 State Street, Springfield, Massachusetts 01111-0001; Chief Operating Officer, Service/Operations, U.S. Insurance Group, MassMutual.

Andrew Dickey, Registration Manager (since 3/13/2008), and Member Representative (since 4/20/2007), MML Distributors, LLC, MassMutual and MassMutual Holding LLC, 1295 State Street, Springfield, Massachusetts 01111-0001; Senior Vice President and Group Managing Director-Retirement Income, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Robert S. Rosenthal, Vice President (since 4/15/2004), Chief Legal Officer (since 9/2004) and Secretary (since 10/26/2006), MML Distributors, LLC; Vice President and Associate General Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Kevin LaComb, Assistant Treasurer (since 5/6/2003), MML Distributors, LLC; Assistant Treasurer (11/28/2001), MML Investors Services, Inc., 1295 State Street, Springfield, Massachusetts 01111-0001; Assistant Vice President, Corporate Tax, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Camille Donald, Assistant Secretary (since 12/5/2006), MML Distributors, LLC; Assistant Vice President, Associate Secretary and Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Edward K. Duch, III, Assistant Secretary (since 10/15/2004), MML Distributors, LLC; Assistant Vice President and Counsel, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Susan J. Scanlon, Chief Compliance Officer (since 8/21/2006) and Enfield OSJ Supervisor (since 9/8/2006), MML Distributors, LLC; Vice President, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Alan Taylor, Registration Manager (since 7/1/2006), MML Distributors, LLC; Vice President, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Marilyn Edstrom, Entity Contracting Officer (since 5/9/2005), MML Distributors, LLC; Director-Enterprise Distribution Services, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Bruce C. Frisbie, Assistant Treasurer (since 5/9/2005), MML Distributors; Assistant Vice President and Associate Treasurer, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Jennifer L. Lake, Assistant Treasurer (5/9/2005), MML Distributors, LLC; Second Vice President, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Robert Wittneben, Chief Information Officer (since 12/5/2006), MML Distributors, LLC; Second Vice President, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Kathy Rogers, Continuing Education Officer (since 2/27/2006), MML Distributors, LLC; Training Director, MML Investors Services, Inc., 1295 State Street, Springfield, Massachusetts 01111-0001.

Donna Watson, Cash and Trading Supervisor (since 5/20/2006) and Assistant Treasurer (5/20/2006), MML Distributors, LLC; Director-RS Fund Operations, MassMutual, 1295 State Street Springfield, MA 01111-0001.

Lenore MacWade, Assistant Treasurer (since 8/21/2006), MML Distributors, LLC; Director-Finance and Commissions, MML Investors Services, Inc., 1295 State Street Springfield, MA 01111-0001.

Denise Kresock, Assistant Treasurer (since 8/21/06), MML Distributors, LLC; Director, Retirement Income, MassMutual, 1295 State Street Springfield, MA 01111-0001.

Cade H. Cherry, Assistant Treasurer (since 8/21/06), MML Distributors, LLC; Assistant Vice President, MassMutual, 1295 State Street Springfield, MA 01111-0001.

Eric H. Wietsma, Retirement Services Supervisor (since 12/5/2006), MML Distributors, LLC; Corporate Vice President, MassMutual, 1295 State Street Springfield, MA 01111-0001.

Ellen Dziura, Retirement Income Supervisor (since 4/20/2007), MML Distributors, LLC; Vice President-Retirement Income, MassMutual, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item 28:	Location of Accounts and Records

Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

(Declaration of Trust and Bylaws)

MML Series Investment Fund

1295 State Street

Springfield, Massachusetts 01111-0001

(With respect to its services as investment adviser)

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111-0001

(With respect to its services as Sub-Adviser)

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(With respect to its services as Sub-Adviser)

American Century Investment Management, Inc.

4500 Main Street

Kansas City, Missouri 64111

(With respect to its services as Sub-Adviser)

Capital Guardian Trust Company

333 South Hope Street, 53rd Floor

Los Angeles, California 90071-1406

(With respect to its services as Sub-Adviser)

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

(With respect to its services as Sub-Adviser)

Essex Investment Management Company, LLC

125 High Street, 29th Floor

Boston, Massachusetts 02110

and

1603 Orrington Avenue, Suite 990

Evanston, Illinois 60201

(With respect to its services as Sub-Adviser)

Insight Capital Research & Management, Inc.

2121 N. California Boulevard

Suite 560

Walnut Creek, California 94596

(With respect to its services as Sub-Adviser)

Legg Mason Capital Management, Inc.

100 Light Street

Baltimore, Maryland 21202

(With respect to its services as Sub-Adviser)

Neuberger Berman Management, Inc.

605 Third Avenue

New York, New York 10158-3698

(With respect to its services as Sub-Adviser)

Northern Trust Investments, N.A.

50 South LaSalle Street

Chicago, Illinois 60603

(With respect to its services as Sub-Adviser)

Templeton Investment Counsel, LLC

500 East Broward Boulevard

Fort Lauderdale, Florida 33394

(With respect to its services as Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, Maryland 21202

(With respect to its services as Sub-Adviser)

Waddell & Reed Investment Management Company

6300 Lamar Avenue

Overland Park, Kansas 66202

(With respect to its services as Sub-Adviser)

Wellington Management Company, LLP

75 State Street

Boston, Massachusetts 02109

(With respect to its services as Sub-Administrator and Custodian)

State Street Bank and Trust Company

200 Clarendon Street, P.O. Box 9130

Boston, Massachusetts 02117-9130

(With respect to their services as counsel)

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Item 29: Management Services

Not Applicable.

Item 30: Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 71 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts as of the 25th day of February, 2009.

MML SERIES INVESTMENT FUND

By:	/s/ RICHARD J. BYRNE
Richard J. Byrne
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 71 to the Registration Statement has been signed by the following persons in the capacities as indicated as of the 25th day of February, 2009.

Signature	Title

/S/ RICHARD J. BYRNE Richard J. Byrne	President and Chief Executive Officer

/S/ NICHOLAS H. PALMERINO Nicholas H. Palmerino	Chief Financial Officer and Treasurer

* Richard W. Greene	Chairman and Trustee

* Richard H. Ayers	Trustee

* Allan W. Blair	Trustee

* Mary E. Boland	Trustee

Signature	Title

* R. Alan Hunter, Jr.	Trustee

* Robert E. Joyal	Trustee

* F. William Marshall, Jr.	Trustee

* Elaine A. Sarsynski	Trustee

*By:	/s/ ANDREW M. GOLDBERG
Andrew M. Goldberg Attorney-in-Fact

INDEX TO EXHIBITS

D(71)	Investment Management Agreement for the MML Small Company Value Fund

D(72)	Investment Sub-Advisory Agreement for the MML Small Company Value Fund

H(8)	Administrative and Shareholder Services Agreement for the MML Small Company Value Fund

H(17)	Expense Limitation Agreement for the MML Small Company Value Fund

I(8)	Opinion of Counsel for the MML Small Company Value Fund

M(2)	Amended Schedule A to the Service Class and Service Class I Distribution and Services Plan

N(2)	Amended Schedule A to the Amended and Restated Rule 18f-3 Plan